UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities—59.67%
US equities—43.23%
Abbott Laboratories	24,200	$1,297,604
Abercrombie & Fitch Co.	22,200	1,791,540
Adobe Systems, Inc.*	79,100	3,453,506
Aflac, Inc.	148,200	8,453,328
Allergan, Inc.	539,400	34,775,118
Allstate Corp.	191,800	10,969,042
Amazon.com, Inc.*(1)	190,700	17,763,705
American Eagle Outfitters, Inc.	88,300	2,323,173
American Electric Power Co., Inc.	244,750	11,278,080
American Tower Corp., Class A*	37,100	1,615,334
Amgen, Inc.*	76,900	4,350,233
Analog Devices, Inc.	591,700	21,395,872
Anheuser-Busch Cos., Inc.	171,700	8,583,283
Apache Corp.	21,200	1,909,272
Apple, Inc.*	52,200	8,014,788
AT&T, Inc.	441,500	18,679,865
Automatic Data Processing, Inc.	51,700	2,374,581
Baker Hughes, Inc.	37,600	3,397,912
Bank of New York Mellon Corp.	613,700	27,088,718
Baxter International, Inc.	75,300	4,237,884
BEA Systems, Inc.*	599,000	8,308,130
Becton, Dickinson & Co.	42,600	3,495,330
BlackRock, Inc.(1)	4,700	815,027
Blackstone Group LP*	122,149	3,063,497
Boeing Co.	19,900	2,089,301
BorgWarner, Inc.	181,200	16,585,236
Bristol-Myers Squibb Co.	341,000	9,827,620
Broadcom Corp., Class A*	91,100	3,319,684
Burlington Northern Santa Fe Corp.	331,800	26,932,206
C.R. Bard, Inc.	48,800	4,303,672
Carnival Corp.	400,400	19,391,372
CB Richard Ellis Group, Inc., Class A*	18,100	503,904
Cephalon, Inc.*	68,600	5,011,916
Chevron Corp.	99,100	9,273,778
Chico's FAS, Inc.*	351,000	4,931,550
Cisco Systems, Inc.*	236,000	7,813,960
Citigroup, Inc.	990,275	46,216,134
Citrix Systems, Inc.*	333,800	13,458,816
City National Corp.	77,500	5,387,025
Coach, Inc.*	135,300	6,395,631
Comcast Corp., Class A*	371,000	8,970,780
Consol Energy, Inc.	17,600	820,160
Constellation Brands, Inc., Class A*	415,800	10,066,518
Costco Wholesale Corp.	303,600	18,631,932
Dell, Inc.*	450,600	12,436,560
Discover Financial Services*	307,175	6,389,240
eBay, Inc.*	138,100	5,388,662
EMC Corp.*	120,700	2,510,560
ENSCO International, Inc.	160,800	9,020,880
EOG Resources, Inc.	147,300	10,654,209
Exelon Corp.	530,700	39,993,552
Express Scripts, Inc.*	47,900	2,673,778
Exxon Mobil Corp.	131,700	12,190,152
FedEx Corp.	188,400	19,734,900
Fifth Third Bancorp	488,700	16,557,156
Fortune Brands, Inc.	137,700	11,221,173
Freddie Mac	206,000	12,156,060
Genentech, Inc.*	51,100	3,986,822
General Dynamics Corp.	26,900	2,272,243
General Electric Co.	860,200	35,612,280
Genzyme Corp.*	315,500	19,548,380
GlobalSantaFe Corp.	163,600	12,436,872
Goldman Sachs Group, Inc.	16,200	3,511,188
Google, Inc., Class A*	34,800	19,740,996
Halliburton Co.	409,900	15,740,160
Harley-Davidson, Inc.	111,400	5,147,794
Hartford Financial Services Group, Inc.	132,300	12,244,365
Illinois Tool Works, Inc.	458,400	27,338,976
Intel Corp.	1,469,500	38,001,270

International Game Technology	131,400	5,663,340
Intuit, Inc.*	287,900	8,723,370
ITT Educational Services, Inc.*(1)	25,100	3,054,419
J. Crew Group, Inc.*(1)	65,500	2,718,250
Johnson & Johnson	274,724	18,049,367
Johnson Controls, Inc.	216,800	25,606,248
JPMorgan Chase & Co.	468,400	21,462,088
Laboratory Corp. of America Holdings*(1)	65,000	5,084,950
Las Vegas Sands Corp.*	30,100	4,015,942
Linear Technology Corp.(1)	269,600	9,433,304
Manitowoc Co., Inc.	32,000	1,416,960
Masco Corp.	792,800	18,369,176
MasterCard, Inc., Class A(1)	40,000	5,918,800
McGraw-Hill Cos., Inc.	165,400	8,420,514
Medco Health Solutions, Inc.*	172,100	15,556,119
Medtronic, Inc.	235,300	13,273,273
Merck & Co., Inc.	432,400	22,350,756
Microchip Technology, Inc.	91,300	3,316,016
Microsoft Corp.	1,366,100	40,245,306
Millennium Pharmaceuticals, Inc.*	599,300	6,082,895
Millipore Corp.*(1)	45,300	3,433,740
Morgan Stanley	628,850	39,617,550
News Corp., Class A	639,800	14,069,202
NiSource, Inc.	292,000	5,588,880
Northeast Utilities	38,300	1,094,231
Omnicom Group, Inc.	276,800	13,311,312
PACCAR, Inc.	148,000	12,617,000
Peabody Energy Corp.	186,300	8,918,181
Pepco Holdings, Inc.	191,400	5,183,112
PepsiCo, Inc.	27,800	2,036,628
Pharmaceutical Product Development, Inc.	125,500	4,447,720
PNC Financial Services Group, Inc.	145,600	9,915,360
Praxair, Inc.	85,800	7,186,608
Precision Castparts Corp.	6,300	932,274
Procter & Gamble Co.	34,800	2,447,832
QUALCOMM, Inc.	133,800	5,654,388
Quest Diagnostics, Inc.(1)	82,100	4,742,917
R.H. Donnelley Corp.*	180,727	10,124,326
Range Resources Corp.	48,000	1,951,680
Red Hat, Inc.*(1)	216,000	4,291,920
Research In Motion Ltd.*	21,900	2,158,245
Rockwell Automation, Inc.	48,500	3,371,235
Schering-Plough Corp.	242,300	7,663,949
Schlumberger Ltd.	52,600	5,523,000
Sempra Energy	232,300	13,501,276
Southwestern Energy Co.*	45,900	1,920,915
Sprint Nextel Corp.	1,426,826	27,109,694
Starbucks Corp.*	101,800	2,667,160
Symantec Corp.*	857,776	16,623,699
SYSCO Corp.	455,300	16,204,127
Target Corp.	156,500	9,948,705
Texas Instruments, Inc.	81,700	2,989,403
United Technologies Corp.	79,100	6,365,968
UnitedHealth Group, Inc.	301,100	14,582,273
Viacom, Inc., Class B*	254,500	9,917,865
VMware, Inc., Class A*(1)	24,200	2,057,000
Weatherford International Ltd.*	53,500	3,594,130
Wells Fargo & Co.	1,112,000	39,609,440
Wyeth	552,400	24,609,420
Wynn Resorts Ltd.	38,800	6,113,328
Xilinx, Inc.	470,400	12,296,256
XTO Energy, Inc.	64,900	4,013,416
Yahoo!, Inc.*	469,500	12,601,380

Total US equities (cost $1,283,357,356)		1,427,642,083

International equities—16.44%
Australia—0.58%
National Australia Bank Ltd.	133,354	4,698,951
Qantas Airways Ltd.	1,253,589	6,207,037
QBE Insurance Group Ltd.	279,377	8,379,195

		19,285,183

Austria—0.08%
Telekom Austria AG	106,551	2,788,033

Belgium—0.10%
KBC Groep NV	23,332	3,209,915

Canada—0.73%
Alcan, Inc.	44,730	4,462,432
Canadian National Railway Co.(1)	60,200	3,435,331
Canadian Pacific Railway Ltd.	36,700	2,582,818
Cott Corp.*(1)	63,200	501,965
Magna International, Inc., Class A	22,900	2,209,074
Manulife Financial Corp.(1)	76,000	3,133,524
Toronto-Dominion Bank(1)	100,300	7,694,053

		24,019,197

Denmark—0.10%
Novo-Nordisk A/S, Class B	28,950	3,494,223

Finland—0.34%
Nokia Oyj	141,008	5,360,536
Stora Enso Oyj, Class R	296,915	5,783,452

		11,143,988

France—1.36%
AXA SA	229,427	10,266,012
Compagnie Generale des Etablissements Michelin, Class B	35,539	4,777,812
France Telecom SA	383,196	12,835,367
Sanofi-Aventis	10,434	883,477
Total SA	199,483	16,219,498

		44,982,166

Germany—1.60%
Allianz SE	51,705	12,080,455
DaimlerChrysler AG	44,645	4,497,051
Deutsche Postbank AG	29,983	2,201,417
E.ON AG	26,301	4,862,757
Henkel KGaA, Preference Shares	75,578	3,889,436
IKB Deutsche Industriebank AG*(1)	22,430	447,457
MAN AG	24,322	3,539,294
Metro AG	42,415	3,830,909
SAP AG	92,431	5,410,471
Siemens AG	88,326	12,143,950

		52,903,197

Greece—0.20%
Alpha Bank AE	121,794	4,244,547
National Bank of Greece SA	36,687	2,338,428

		6,582,975

Hong Kong—0.27%
Esprit Holdings Ltd.	272,600	4,330,686
Sun Hung Kai Properties Ltd.	200,000	3,370,273
Yue Yuen Industrial Holdings Ltd.	425,500	1,272,584

		8,973,543

Ireland—0.36%
Bank of Ireland	292,587	5,423,788
CRH PLC	79,828	3,170,186
Irish Life & Permanent PLC	97,327	2,158,082
Smurfit Kappa PLC*	43,616	1,008,169

		11,760,225

Italy—0.56%
Fiat SpA	103,608	3,133,562
Intesa Sanpaolo SpA	1,405,172	10,850,063
UniCredito Italiano SpA	513,515	4,393,480

		18,377,105

Japan—2.90%
Aeon Co. Ltd.	118,500	1,674,361
Asahi Breweries Ltd.	213,300	3,249,684
Bank of Yokohama Ltd.	346,000	2,388,700
Bridgestone Corp.	138,300	3,058,216
Canon, Inc.	100,500	5,485,875
East Japan Railway Co.	247	1,948,217
Fast Retailing Co. Ltd.	18,900	1,090,907
Funai Electric Co. Ltd.	17,400	757,411
Honda Motor Co. Ltd.	158,500	5,326,340
Hoya Corp.	121,300	4,139,607
Japan Tobacco, Inc.	739	4,059,627
JFE Holdings, Inc.	28,600	2,026,762
KDDI Corp.	277	2,054,621
Kubota Corp.	284,000	2,338,954
Mitsubishi Corp.	205,400	6,508,998
Mitsui Fudosan Co. Ltd.	90,000	2,499,456

Mitsui OSK Lines Ltd.	112,000	1,814,582
Mitsui Sumitomo Insurance Co. Ltd.	325,000	3,816,872
Nitto Denko Corp.	76,600	3,561,085
NOK Corp.	74,300	1,591,242
Nomura Holdings, Inc.	126,300	2,117,736
NTN Corp.	207,000	1,847,168
NTT DoCoMo, Inc.	1,887	2,694,189
Rohm Co. Ltd.	41,400	3,658,295
Shin-Etsu Chemical Co. Ltd.	58,500	4,043,791
SMC Corp.	14,700	2,013,067
Sompo Japan Insurance, Inc.	172,000	1,973,586
Sumitomo Mitsui Financial Group, Inc.	633	4,932,181
Sumitomo Trust & Banking Co. Ltd.	328,000	2,481,452
Tokyo Gas Co. Ltd.	421,000	1,960,867
Toyota Motor Corp.	103,500	6,109,172
Yamada Denki Co. Ltd.	24,780	2,452,867

		95,675,888

Jersey (Channel Islands)—0.07%
Experian Group Ltd.	223,779	2,367,094

Netherlands—1.10%
ABN AMRO Holding NV	164,291	8,656,304
ASML Holding NV*	163,456	5,419,112
ING Groep NV CVA	111,922	4,968,198
Koninklijke Philips Electronics NV	57,578	2,598,571
Reed Elsevier NV	193,439	3,674,113
Royal KPN NV	286,661	4,974,661
STMicroelectronics NV	154,825	2,602,910
TNT NV	81,319	3,409,131

		36,303,000

Norway—0.25%
Statoil ASA	175,600	5,984,976
Telenor ASA*	111,800	2,239,629

		8,224,605

Spain—0.39%
Banco Santander SA	663,629	12,898,093

Sweden—0.30%
Sandvik AB	254,100	5,451,394
Telefonaktiebolaget LM Ericsson, Class B	1,130,000	4,524,138

		9,975,532

Switzerland—1.63%
Alcon, Inc.	27,900	4,015,368
Clariant AG*	102,658	1,261,788
Credit Suisse Group	151,447	10,055,274
Holcim Ltd.	32,464	3,585,888
Nestle SA	13,500	6,064,419
Novartis AG	216,309	11,937,173
Roche Holding AG	79,260	14,371,300
Straumann Holding AG	8,657	2,431,470

		53,722,680

United Kingdom—3.52%
Associated British Foods PLC	91,454	1,497,855
AstraZeneca PLC	69,019	3,458,303
Balfour Beatty PLC	135,037	1,310,976
Barclays PLC	746,835	9,099,385
BP PLC	1,534,276	17,814,556
British Sky Broadcasting Group PLC	238,731	3,394,683
Cadbury Schweppes PLC	183,304	2,126,477
Carnival PLC	67,950	3,244,860
Diageo PLC	297,351	6,534,003
GlaxoSmithKline PLC	60,850	1,614,753
Home Retail Group PLC	114,720	874,908
Kesa Electricals PLC	359,574	2,024,982
Kingfisher PLC	778,705	2,848,696
Prudential PLC	537,546	8,265,141
Rentokil Initial PLC	378,525	1,292,577
Rio Tinto PLC	57,010	4,931,643
Royal Bank of Scotland Group PLC	743,998	7,991,655
Scottish & Southern Energy PLC	113,783	3,517,608
Standard Chartered PLC	109,085	3,571,007
Tesco PLC	574,643	5,164,348
Vodafone Group PLC	5,522,516	19,942,855
Wolseley PLC	208,193	3,520,583
WPP Group PLC	170,503	2,309,381

		116,351,235

Total international equities (cost $442,930,045)		543,037,877

Total equities (cost $1,726,287,401)		1,970,679,960

	Face amount		Value
Bonds—18.97%
US bonds—11.54%
US corporate bonds—0.90%
AT&T Corp.,
8.000%, due 11/15/31		$575,000	$699,607
Avon Products, Inc.,
7.150%, due 11/15/09		100,000	104,817
Bank of America Corp.,
5.420%, due 03/15/17		1,500,000	1,458,427
BellSouth Corp.,
6.550%, due 06/15/34		300,000	306,151
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29		490,000	528,786
Capital One Financial Corp.,
5.500%, due 06/01/15		310,000	295,360
Citigroup, Inc.,
5.000%, due 09/15/14		575,000	554,253
5.500%, due 11/18/15	GBP	1,700,000	3,352,056
5.625%, due 08/27/12		$1,875,000	1,896,969
Comcast Cable Communications LLC,
6.750%, due 01/30/11		975,000	1,011,267
Computer Sciences Corp.,
3.500%, due 04/15/08		350,000	345,366
ConAgra Foods, Inc.,
6.750%, due 09/15/11		2,000	2,091
Devon Financing Corp. ULC,
6.875%, due 09/30/11		575,000	607,830
Dominion Resources, Inc., Series B,		325,000	304,587
5.950%, due 06/15/35
Erac USA Finance Co.,
8.000%, due 01/15/11(2)		425,000	458,215
Exelon Generation Co. LLC,
5.350%, due 01/15/14		495,000	481,108
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09		6,500,000	6,278,116
GMAC LLC,
6.875%, due 09/15/11		1,095,000	1,042,072
HSBC Bank USA N.A.,
5.625%, due 08/15/35		695,000	626,985
HSBC Finance Corp.,
6.750%, due 05/15/11		975,000	1,016,893
ICI Wilmington, Inc.,
4.375%, due 12/01/08		260,000	258,722
JPMorgan Chase & Co.,
6.750%, due 02/01/11		1,100,000	1,155,680
MBNA Corp.,
7.500%, due 03/15/12		320,000	346,608
Metlife, Inc.,
5.000%, due 11/24/13		270,000	264,984
Morgan Stanley,
6.750%, due 04/15/11		1,725,000	1,802,849
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31		210,000	265,870
PPL Energy Supply LLC, Series A,		235,000	242,472
6.400%, due 11/01/11
Sprint Capital Corp.,
8.750%, due 03/15/32		700,000	802,717
U.S. Bank N.A.,
6.375%, due 08/01/11		420,000	437,429
Verizon New York, Inc., Series B,		200,000	212,927
7.375%, due 04/01/32
Wachovia Bank N.A.,
7.800%, due 08/18/10		750,000	803,500
Waste Management, Inc.,
7.375%, due 08/01/10		325,000	343,983
Wells Fargo Bank N.A.,
6.450%, due 02/01/11		1,400,000	1,452,884

Total US corporate bonds (cost $30,153,754)			29,761,581

Asset-backed securities—0.75%
Countrywide Asset-Backed Certificates,
Series 04-SD1, Class A1,
5.471%, due 06/25/33(2),(3)	113,437	110,506
Fieldstone Mortgage Investment Corp.,
Series 06-S1, Class A,
5.351%, due 01/25/37(2),(3)	1,587,502	1,424,287
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFB, Class A2,
5.261%, due 12/25/26(3)	922,980	828,374
Ford Credit Floorplan Master Owner Trust,
Series 05-1, Class A,
5.903%, due 05/15/10(3)	1,900,000	1,896,790
Green Tree Financial Corp.,
Series 99-1, Class A5,
6.110%, due 09/01/23	477,188	480,845
GSAMP Trust,
Series 06-S5, Class A2,
5.658%, due 09/25/36(4),(5)	2,000,000	860,000
Series 06-S3, Class A2,
5.769%, due 05/25/36(4),(5)	625,000	347,825
Home Equity Mortgage Trust,
Series 06-6, Class 2A1,
5.231%, due 03/25/37(3)	729,886	671,919
Series 06-3, Class A1,
5.472%, due 09/25/36(3)	801,281	747,712
Series 06-5, Class A1,
5.500%, due 01/25/37(5)	1,383,192	1,266,469
Series 06-4, Class A1,
5.671%, due 11/25/36(5)	632,722	574,702
Series 06-4, Class A2,
5.730%, due 11/25/36(5)	2,000,000	1,264,647
Hyundai Auto Receivables Trust,
Series 05-A, Class B,
4.200%, due 02/15/12	1,936,150	1,911,344
Indymac Seconds Asset Backed Trust,
Series 06-A, Class A,
5.261%, due 06/25/36(3)	642,355	527,501
Irwin Home Equity,
Series 06-1, Class 2A3,
5.770%, due 09/25/35(2),(5)	3,000,000	2,918,084
Long Beach Mortgage Loan Trust,
Series 06-A, Class A2,
5.548%, due 05/25/36(5)	700,000	434,393
Massachusetts RRB Special Purpose Trust,
Series 99-1, Class A5,
7.030%, due 03/15/12	275,000	284,158
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-A, Class A1,
6.231%, due 10/25/27(3)	860,105	859,091
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL1, Class A,
5.311%, due 09/25/36(3)	485,965	478,260
Morgan Stanley Mortgage Loan Trust,
Series 06-14SL, Class A1,
5.291%, due 11/25/36(3)	1,235,447	1,125,868
Nomura Asset Acceptance Corp.,
Series 06-S4, Class A1,
5.301%, due 08/25/36(3)	1,225,251	980,201
SACO I Trust,
Series 06-5, Class 2A1,
5.281%, due 05/25/36(3)	1,676,719	1,405,645
Structured Asset Securities Corp.,
Series 03-AL2, Class A,
3.357%, due 01/25/31(2)	115,460	101,339
Series 05-S7, Class M5,
5.781%, due 12/25/35(2),(3),(4)	2,500,000	1,144,767
WFS Financial Owner Trust,
Series 05-2, Class D,
4.840%, due 11/19/12	2,250,000	2,225,029

Total asset-backed securities (cost $28,874,418)		24,869,756

Collateralized debt obligations—0.18%
G-Force CDO Ltd.,
Series 06-1A, Class A3,
5.600%, due 09/27/46(2),(4)	5,000,000	4,861,719
Rutland Rated Investments,
Series DRYD-1A, Class A6F,
6.957%, due 06/20/13(2)	1,070,000	966,317

Total collateralized debt obligations (cost $5,998,638)		5,828,036

Commercial mortgage-backed securities—1.27%
Banc of America Commercial Mortgage, Inc.,
Series 06-5, Class C,
5.557%, due 09/10/47(3)	925,000	867,369
Series 06-4, Class C,
5.754%, due 07/10/46(3)	1,200,000	1,146,661
Bear Stearns Commercial Mortgage Securities Trust,
Series 06-PW14, Class B,
5.333%, due 12/11/38(2)	1,250,000	1,158,947
Series 07-PW17, Class C,
5.941%, due 06/11/50(2),(3)	1,325,000	1,266,210
Citigroup Commercial Mortgage Trust,
Series 07-C6, Class A4,
5.889%, due 12/10/49(3)	4,775,000	4,827,217
Credit Suisse Mortgage Capital Certificates,
Series 07-C4, Class C,
5.811%, due 09/15/39(2),(3)	950,000	904,018
Series 06-C2, Class A3,
5.847%, due 03/15/39(3)	3,125,000	3,165,210
Series 06-C3, Class B,
6.021%, due 06/15/38(3)	950,000	919,887
First Union Commercial Mortgage Securities, Inc.,
Series 97-C2, Class A3,
6.650%, due 11/18/29	36,401	36,317
Greenwich Capital Commercial Funding Corp.,
Series 06-RR1, Class A1,
5.779%, due 03/18/49(2),(3)	8,000,000	7,630,000
GS Mortgage Securities Corp. II,
Series 06-RR2, Class A1,
5.811%, due 06/23/46(2),(3)	5,975,000	5,650,856

Series 07-GG10, Class C,
5.993%, due 08/10/45(3)		950,000	903,486
Series 98-GLII, Class A1,
6.312%, due 04/13/31		93,823	93,726
Host Marriott Pool Trust,
Series 99-HMTA, Class A,
6.980%, due 08/03/15(2)		115,252	117,457
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 05-LDP4, Class B,
5.129%, due 10/15/42(3)		1,080,000	1,024,033
Series 06-LDP8, Class B,
5.520%, due 05/15/45(3)		950,000	888,258
Series 07-CB19, Class D,
5.937%, due 02/12/49(3)		1,080,000	1,018,064
Series 07-CB20, Class C,
6.199%, due 02/12/51(2),(3)		1,025,000	1,008,197
JPMorgan Commercial Mortgage Finance Corp.,
Series 99-C8, Class A2,
7.400%, due 07/15/31(3)		1,037,862	1,064,296
Mach One Trust Commercial Mortgage-Backed Securities,
Series 04-1A, Class A1,
3.890%, due 05/28/40(2)		331,042	329,277
Merrill Lynch Mortgage Trust,
Series 05-LC1, Class A4,
5.291%, due 01/12/44(3)		5,625,000	5,563,204
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 06-3, Class B,
5.525%, due 07/12/46(3)		950,000	895,158
Salomon Brothers Mortgage Securities VII, Inc.,
Series 00-C1, Class A2,
7.520%, due 12/18/09(3)		1,339,552	1,394,662

Total commercial mortgage-backed securities (cost $42,492,342)			41,872,510

Mortgage & agency debt securities—4.44%
Bear Stearns Alt-A Trust,
Series 06-4, Class 3B2,
6.298%, due 07/25/36(3)		2,495,964	2,128,589
Citicorp Mortgage Securities, Inc.,
Series 94-3, Class A13,
6.500%, due 02/25/24		136,488	135,630
Countrywide Alternative Loan Trust,
Series 04-J11, Class 3A1,
7.250%, due 08/25/32		673,255	685,727
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 06-HYB1, Class 1A1,
5.357%, due 03/20/36(3)		2,717,375	2,705,995
CS First Boston Mortgage Securities Corp.,
Series 05-9, Class 3A1,
6.000%, due 10/25/35		1,891,074	1,873,902
Series 05-10, Class 10A3,
6.000%, due 11/25/35		642,634	648,774
Series 03-8, Class 5A1,
6.500%, due 04/25/33		127,594	128,615
Series 05-11, Class 1A1,
6.500%, due 12/25/35		1,921,291	1,942,906
Series 05-12, Class 1A1,
6.500%, due 01/25/36		3,029,084	3,037,979
Series 02-10, Class 2A1,
7.500%, due 05/25/32		62,406	62,798
Federal Home Loan Bank,
5.375%, due 05/18/16		7,025,000	7,229,891
5.500%, due 08/13/14(1)		12,130,000	12,612,895
Federal Home Loan Mortgage Corp.,
5.300%, due 02/27/09		3,885,000	3,896,873
5.375%, due 12/27/11		3,740,000	3,748,482
5.600%, due 10/17/13		1,935,000	1,951,571
5.750%, due 09/15/10	EUR	1,330,000	1,963,709
5.750%, due 06/27/16		$1,525,000	1,587,261
Federal Home Loan Mortgage Corp. Gold Pools,
# A21485, 4.500%, due 05/01/34		2,690,964	2,500,438
# E93969, 5.500%, due 01/01/18		8,739	8,741
# E01345, 5.500%, due 04/01/18		210,832	210,665
# G11725, 5.500%, due 11/01/18		3,345,758	3,346,376
# G11429, 6.000%, due 12/01/17		206,018	209,123
# C00730, 6.000%, due 03/01/29		682,783	688,098
# J02578, 6.500%, due 09/01/19		1,150,442	1,181,719
# C00742, 6.500%, due 04/01/29		2,486	2,551
# C26638, 6.500%, due 05/01/29		241,897	248,430
# G01038, 6.500%, due 06/01/29		96,623	99,146
# G01449, 7.000%, due 07/01/32		688,868	716,368
# D66838, 8.000%, due 09/01/25		809	857
Federal Home Loan Mortgage Corp. REMICs,
Series 2532, Class PD,
5.500%, due 06/15/26		160,378	160,097
Series 2297, Class NB,
6.000%, due 03/15/16		390,106	399,679
Series 2426, Class GH,
6.000%, due 08/15/30		126,410	126,929
Series 3178, Class MC,
6.000%, due 04/15/32		4,000,000	4,071,538
Series 3164, Class NC,
6.000%, due 12/15/32		5,225,000	5,322,882
Series 1595, Class D,
7.000%, due 10/15/13		68,441	69,935
Federal National Mortgage Association,
4.375%, due 09/13/10		5,340,000	5,330,505
5.200%, due 11/08/10		2,880,000	2,882,100
5.250%, due 08/01/12		1,870,000	1,908,165
5.500%, due 01/23/12		4,380,000	4,394,038
6.000%, due 08/22/16		5,460,000	5,518,881
6.070%, due 05/12/16		3,830,000	3,861,827

Federal National Mortgage Association Grantor Trust,
Series 00-T6, Class A1,
7.500%, due 06/25/30	254,418	266,185
Series 01-T4, Class A1,
7.500%, due 07/25/41	660,694	695,406
Federal National Mortgage Association Pools,
# 783595, 4.913%, due 03/01/35(3)	2,859,993	2,837,492
# 357490, 5.000%, due 02/01/19	1,101,477	1,082,728
# 823385, 5.000%, due 06/01/35(3)	1,569,909	1,571,044
# 863028, 5.205%, due 12/01/35(3)	2,838,133	2,851,520
# 252268, 5.500%, due 01/01/09	51,322	51,271
# 545975, 5.500%, due 10/01/17	2,222,482	2,224,295
# 762615, 5.500%, due 12/01/23	2,212,144	2,189,153
# 688066, 5.500%, due 03/01/33	356,985	350,781
# 705626, 5.500%, due 05/01/33	1,664,938	1,635,443
# 555523, 5.500%, due 06/01/33	2,718,890	2,673,207
# 555591, 5.500%, due 07/01/33	1,652,700	1,623,422
# 323789, 6.000%, due 06/01/14	453,033	459,853
# 555689, 6.000%, due 11/01/17	1,377,304	1,398,763
# 810112, 6.000%, due 03/01/20	1,414,596	1,433,570
# 596124, 6.000%, due 11/01/28	193,042	194,890
# 323715, 6.000%, due 05/01/29	3,829	3,863
# 522564, 6.000%, due 07/01/29	531,435	536,549
# 585325, 6.000%, due 07/01/29	777,464	784,908
# 545061, 6.000%, due 12/01/29	818,819	825,927
# 708631, 6.000%, due 06/01/33	98,816	99,315
# 891332, 6.175%, due 04/01/36(3)	791,715	803,811
# 190255, 6.500%, due 02/01/09	433,122	435,265
# 653819, 7.500%, due 02/01/33	167,507	175,604
# 7237, 9.500%, due 11/01/09	9,414	9,733
Federal National Mortgage Association Whole Loan,
Series 95-W3, Class A,
9.000%, due 04/25/25	26,105	28,731
First Horizon Alternative Mortgage Securities Trust,
Series 04-AA3, Class A1,
5.303%, due 09/25/34(3)	558,183	557,497
Government National Mortgage Association Pools,
# 2671, 6.000%, due 11/20/28	4,228	4,263
# 495814, 6.000%, due 01/15/29	21,467	21,674
# 2713, 6.000%, due 02/20/29	166,528	167,874
# 2794, 6.000%, due 08/20/29	91,072	91,808
# 2807, 6.000%, due 09/20/29	7,950	8,015
# 80329, 6.125%, due 10/20/29(3)	95,842	96,765
# 509932, 6.500%, due 06/15/29	1,070,421	1,097,801
# 781276, 6.500%, due 04/15/31	1,559,777	1,598,662
# 491532, 6.500%, due 01/20/34	420,391	428,932
# 780204, 7.000%, due 07/15/25	3,567	3,743
# 405595, 7.000%, due 03/15/26	36,322	38,104
# 338523, 8.000%, due 12/15/22	19,967	21,189
IndyMac INDX Mortgage Loan Trust,
Series 05-AR3, Class B1,
5.413%, due 04/25/35(3)	2,565,854	2,541,884
JPMorgan Alternative Loan Trust,
Series 06-A4, Class A7,
6.300%, due 09/25/36(3)	5,000,000	5,063,538
Residential Asset Securitization Trust,
Series 04-IP2, Class B1,
5.410%, due 12/25/34(3)	1,973,671	1,964,902
Structured Adjustable Rate Mortgage Loan Trust,
Series 06-5, Class 5A3,
5.556%, due 06/25/36(3)	5,000,000	4,936,000
Structured Asset Securities Corp.,
Series 04-20, Class 4A1,
6.000%, due 11/25/34	2,685,633	2,696,421
WaMu Alternative Mortgage Pass-Through Certificates,
Series 06-5, Class 1A3,
6.000%, due 07/25/36	1,273,034	1,281,207
WaMu Mortgage Pass-Through Certificates,
Series 06-AR16, Class 2A1,
5.649%, due 12/25/36(3)	2,697,515	2,677,640
Series 07-HY1, Class 3A2,
5.884%, due 02/25/37(3)	4,050,000	3,987,067
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 02-MS6, Class 3A1,
6.500%, due 09/25/32	438,396	436,170

Total mortgage & agency debt securities (cost $146,708,278)		146,564,570

US government obligations—4.00%
US Treasury Bonds,
4.750%, due 02/15/37(1)	16,310,000	16,084,465
6.250%, due 08/15/23(1)	7,660,000	8,800,022
6.250%, due 05/15/30(1)	16,230,000	19,293,413
6.625%, due 02/15/27(1)	6,985,000	8,488,410
US Treasury Notes,
4.500%, due 03/31/09(1)	28,455,000	28,675,071
4.625%, due 11/15/16(1)	36,835,000	37,016,302
4.875%, due 06/30/12(1)	13,440,000	13,815,903

Total US government obligations (cost $130,689,934)		132,173,586

Total US bonds (cost $384,917,364)		381,070,039

International bonds—7.43%
International corporate bonds—0.80%
Cayman Islands—0.00%(6)
Santander Central Hispano Issuances Ltd.,
7.625%, due 09/14/10		$100,000	107,061

Germany—0.49%
Kreditanstalt fuer Wiederaufbau,
4.625%, due 10/12/12	EUR	2,120,000	3,054,366
4.750%, due 12/07/10	GBP	1,900,000	3,805,492
5.000%, due 07/04/11	EUR	3,050,000	4,447,138
5.500%, due 12/07/15	GBP	1,210,000	2,473,155
Landwirtschaftliche Rentenbank,
6.000%, due 09/15/09	AUD	2,800,000	2,443,435

			16,223,586

Luxembourg—0.01%
Telecom Italia Capital SA,
5.250%, due 11/15/13		$140,000	135,870

Netherlands—0.10%
Rabobank Nederland,
4.125%, due 04/04/12	EUR	2,320,000	3,241,580

United Kingdom—0.20%
Abbey National PLC,
7.950%, due 10/26/29		$165,000	200,181
Halifax PLC,
9.375%, due 05/15/21	GBP	200,000	518,397
Lloyds TSB Bank PLC,
6.625%, due 03/30/15		1,400,000	2,913,009
Royal Bank of Scotland Group PLC,
9.118%, due 03/31/10 (7)		$300,000	321,228
Royal Bank of Scotland PLC,
9.625%, due 06/22/15	GBP	1,120,000	2,753,481

			6,706,296

Total international corporate bonds (cost $25,551,256)			26,414,393

Foreign government bonds—6.24%
Austria—0.28%
Republic of Austria,
3.800%, due 10/20/13(2)	EUR	260,000	361,330
5.000%, due 01/15/08		2,300,000	3,287,261
5.250%, due 01/04/11		3,820,000	5,618,332

			9,266,923

Belgium—0.21%
Government of Belgium,
5.000%, due 09/28/11	EUR	1,350,000	1,983,298
5.750%, due 03/28/08		3,420,000	4,913,295

			6,896,593

Canada—0.24%
Government of Canada,
5.750%, due 06/01/29	CAD	100	118
6.000%, due 06/01/08		300	305
6.000%, due 06/01/11		7,370,200	7,857,842
8.000%, due 06/01/23		200	281

			7,858,546

France—0.83%
French Treasury Note
3.000%, due 07/12/08	EUR	4,700,000	6,645,266
Government of France,
3.750%, due 04/25/21		4,870,000	6,392,646
4.750%, due 04/25/35		1,515,000	2,190,688
5.500%, due 04/25/29		7,750,000	12,284,859

			27,513,459

Germany—2.33%
Bundesobligation,
3.500%, due 10/10/08	EUR	5,415,000	7,677,816
Bundesschatzanweisungen,
2.750%, due 12/14/07		7,740,000	11,007,274

Deutsche Bundesrepublik,
3.750%, due 01/04/09		7,135,000	10,136,712
4.000%, due 01/04/37		5,265,000	6,808,592
4.500%, due 07/04/09		12,270,000	17,614,857
4.750%, due 07/04/34		5,800,000	8,447,582
5.250%, due 07/04/10		1,650,000	2,421,402
6.250%, due 01/04/24		590,000	1,002,968
6.500%, due 07/04/27		6,600,000	11,698,773

			76,815,976

Italy—0.37%
Republic of Italy,
4.500%, due 05/01/09	EUR	4,490,000	6,435,424
5.250%, due 08/01/11		3,820,000	5,639,086

			12,074,510

Japan—1.23%
Government of Japan CPI Linked Bond,
1.000%, due 06/10/16	JPY	406,000,000	3,461,560
Government of Japan,
0.300%, due 03/20/08		1,590,000,000	13,791,909
0.900%, due 06/15/08		906,000,000	7,888,404
1.300%, due 06/20/11		445,000,000	3,907,016
1.300%, due 06/20/15		211,000,000	1,816,156
1.500%, due 03/20/14		410,000,000	3,604,027
1.900%, due 06/20/25		450,000,000	3,812,003
2.300%, due 06/20/35		290,000,000	2,470,265

			40,751,340

Netherlands—0.22%
Government of Netherlands,
4.000%, due 01/15/37	EUR	2,060,000	2,638,718
5.000%, due 07/15/11		3,220,000	4,721,041

			7,359,759

Poland—0.17%
Poland Government Bond,
5.750%, due 09/23/22	PLN	14,700,000	5,551,358

Sweden—0.07%
Government of Sweden,
6.750%, due 05/05/14	SEK	13,400,000	2,368,877

United Kingdom—0.29%
UK Gilts,
4.750%, due 09/07/15	GBP	1,740,000	3,496,244
4.750%, due 03/07/20		3,100,000	6,226,150

			9,722,394

Total foreign government bonds (cost $194,967,163)			206,179,735

Sovereign/supranational bonds—0.39%
European Investment Bank,
4.250%, due 12/07/10	GBP	650,000	1,283,722
5.375%, due 10/15/12	EUR	2,900,000	4,319,199
5.750%, due 09/15/09	AUD	3,380,000	2,941,436
6.125%, due 05/21/10		1,500,000	1,308,621
6.250%, due 04/15/14	GBP	1,440,000	3,061,971

Total sovereign/supranational bonds (cost $12,294,305)			12,914,949

Total international bonds (cost $232,812,724)			245,509,077

Total bonds (cost $617,730,088)			626,579,116

	Shares
Investment companies—19.30%
iShares Russell 2000 Value Index Fund(1)		146,300	11,221,210
UBS Corporate Bond Relationship Fund(8)		7,578,957	91,669,002
UBS Emerging Markets Equity Relationship Fund(8)		2,589,159	98,950,682
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund(8)		450,000	4,736,070
UBS High Yield Relationship Fund(8)		4,078,570	89,972,848
UBS Small-Cap Equity Relationship Fund(8)		1,788,064	89,612,561
UBS U.S. Securitized Mortgage Relationship Fund(8)		20,007,627	251,379,830

Total investment companies (cost $549,115,098)			637,542,203

Short-term investments—0.58%

Other—0.55%

UBS Supplementary Trust —
U.S. Cash Management Prime Fund, 5.27%(8),(9)
(cost $17,953,160)	17,953,160	17,953,160

	Face amount
US government obligations—0.03%
US Treasury Bills, 4.79%, due 12/20/07(10),(11)
(cost $1,068,763)	$1,080,000	1,071,173

Total short-term investments (cost $19,021,923)		19,024,333

	Shares
Investment of cash collateral from securities loaned—2.48%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 5.27%(8),(9)
Total short-term investments (cost $81,838,368)	81,838,368	81,838,368

Total investments—101.00% (cost $2,993,992,877)		3,335,663,980
Liabilities, in excess of cash and other assets—(1.00)%		(33,096,935)

Net assets—100.00%		$3,302,567,045

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $2,993,992,877; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$386,509,801
Gross unrealized depreciation	(44,838,698)

Net unrealized appreciation	$341,671,103

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2007.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $30,411,526 or 0.92% of net assets.

(3)	Floating rate security—The interest rates shown are the current rates as of September 30, 2007.
(4)	Security is illiquid. These securities amounted to $7,214,311 or 0.22% of net assets.
(5)	Step bond—Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(6)	Amount represents less than 0.005% of net assets.
(7)	Perpetual bond security. The maturity date reflects the next call date.
(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at September 30, 2007.
(10)	The rate shown is the effective yield at the date of purchase.
(11)	This security was delivered to cover margin requirements for futures contracts.

CDO	Collateralized debt obligations
CPI	Consumer price index
CS	Credit Suisse
CVA	Dutch certification—depositary certificate
GMAC	General Motors Acceptance Corp.
GSAMP	Goldman Sachs Mortgage Securities Corp.
GS	Goldman Sachs
IO	Interest only security—This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
MLCC	Merrill Lynch Credit Corp.
REMIC	Real Estate Mortgage Investment Conduit
Preference shares	A special type of common stock that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/07 Market value	09/30/07 Market value as a percentage of net assets
G-Force CDO, Ltd.,
Series 06-1A, Class A3, 5.600%, due 09/27/46	08/03/06	$4,928,638	0.15%	$4,861,719	0.15%
Structured Asset Securities Corp.,
Series 05-S7, Class M5, 5.7810%, due 12/25/35	12/07/05	2,500,000	0.08	1,144,767	0.03

		$7,428,638	0.23%	$6,006,486	0.18%

Forward foreign currency contracts

UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of September 30, 2007:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Canadian Dollar	15,460,000	USD	13,966,304	11/05/07	$(1,582,167)
Euro	284,830,000	USD	387,522,280	11/05/07	(18,970,958)
Euro	19,535,000	JPY	3,153,456,910	11/05/07	(308,370)
Euro	16,705,000	JPY	2,732,344,973	11/05/07	48,637
Great Britain Pound	72,595,000	USD	143,813,659	11/05/07	(4,606,819)
Japanese Yen	1,695,100,000	USD	14,518,187	11/05/07	(302,180)
Japanese Yen	1,851,500,000	USD	16,333,498	11/05/07	145,715
Japanese Yen	2,582,108,455	EUR	16,810,000	11/05/07	1,414,740
South Korean Won	18,783,000,000	USD	20,303,751	11/20/07	(259,596)
United States Dollar	20,288,553	KRW	18,783,000,000	11/20/07	274,794
United States Dollar	65,360,602	EUR	48,200,000	11/05/07	3,427,707
United States Dollar	34,751,801	SGD	52,135,000	11/05/07	432,729
United States Dollar	56,465,017	TWD	1,848,100,000	11/20/07	493,616
United States Dollar	179,140,809	CHF	215,630,000	11/05/07	6,566,310
United States Dollar	153,947,601	SEK	1,044,750,000	11/05/07	8,358,970
United States Dollar	339,414,733	JPY	39,818,100,000	11/05/07	8,717,464

Net unrealized appreciation on forward foreign currency contracts					$3,850,592

Currency type abbreviations:

CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

Futures contracts

UBS Global Securities Relationship Fund had the following open futures contracts as of September 30, 2007:

	Expiration dates	Cost/ proceeds	Value	Unrealized appreciation/ (depreciation)

US treasury futures sell contracts:
2 Year US Treasury Notes, 380 contracts (USD)	December 2007	$78,498,738	$78,677,813	$(179,075)

Index futures buy contracts:
Amsterdam Exchanges Index, 312 contracts (EUR)	October 2007	46,845,976	48,271,259	1,425,283
FSTE 100 Index, 593 contracts (GBP)	December 2007	75,951,329	79,099,660	3,148,331

Index futures sell contracts:
DAX Index, 117 contracts (EUR)	December 2007	32,638,741	33,177,453	(538,712)
Nikkei 225 Index, 216 contracts (JPY)	December 2007	29,673,187	31,648,283	(1,975,096)
S&P Toronto Stock Exchange 60 Index, 199 contracts (CAD)	December 2007	32,434,462	32,951,591	(517,129)
SPI 200 Index, 235 contracts (AUD)	December 2007	32,871,177	34,438,275	(1,567,098)

Net unrealized depreciation on futures contracts				$(203,496)

The segregated aggregate market value of investments and cash collateral delivered to cover margin requirements for the open futures positions at September 30, 2007 was $25,894,313.

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Equities
US equities
Aerospace & defense	0.35%
Air freight & logistics	0.60
Auto components	1.28
Automobiles	0.16
Beverages	0.63
Biotechnology	1.18
Building products	0.56
Capital markets	2.24
Chemicals	0.22
Commercial banks	2.16
Communications equipment	0.47
Computers & peripherals	0.70
Consumer finance	0.19
Diversified consumer services	0.09
Diversified financial services	2.05
Diversified telecommunication services	0.57
Electric utilities	1.74
Electrical equipment	0.10
Energy equipment & services	1.50
Food & staples retailing	1.05
Health care equipment & supplies	0.77
Health care providers & services	1.29
Hotels, restaurants & leisure	1.15
Household durables	0.34
Household products	0.07
Industrial conglomerates	1.08
Insurance	0.96
Internet & catalog retail	0.54
Internet software & services	1.14
IT services	0.25
Life sciences tools & services	0.24
Machinery	1.25
Media	1.96
Multi-utilities	0.58
Multiline retail	0.30
Oil, gas & consumable fuels	1.56
Pharmaceuticals	3.59
Real estate management & development	0.02
Road & rail	0.82
Semiconductors & semiconductor equipment	2.75
Software	2.94
Specialty retail	0.36
Textiles, apparel & luxury goods	0.19
Thrifts & mortgage finance	0.37
Wireless telecommunication services	0.87

Total US equities	43.23
International equities
Air freight & logistics	0.10
Airlines	0.19
Auto components	0.35
Automobiles	0.58
Beverages	0.31
Capital markets	0.37
Chemicals	0.27
Commercial banks	2.95
Commercial services & supplies	0.11
Communications equipment	0.30
Construction & engineering	0.04
Construction materials	0.20
Containers & packaging	0.03
Diversified financial services	0.15
Diversified telecommunication services	0.69
Electric utilities	0.25
Electronic equipment & instruments	0.13
Food & staples retailing	0.32
Food products	0.29
Gas utilities	0.06
Health care equipment & supplies	0.20
Hotels, restaurants & leisure	0.10
Household durables	0.10
Household products	0.12
Industrial conglomerates	0.37
Insurance	1.52
Internet & catalog retail	0.03
Machinery	0.46
Marine	0.05
Media	0.28
Metals & mining	0.35
Office electronics	0.17
Oil, gas & consumable fuels	1.21
Paper & forest products	0.18
Pharmaceuticals	1.08
Real estate management & development	0.18
Road & rail	0.24
Semiconductors & semiconductor equipment	0.35
Software	0.16
Specialty retail	0.39
Textiles, apparel & luxury goods	0.04
Tobacco	0.12
Trading companies & distributors	0.30
Wireless telecommunication services	0.75

Total international equities	16.44

Total equities	59.67

Bonds
US bonds
US corporate bonds
Capital markets	0.05
Chemicals	0.01

Commercial banks	0.10
Commercial services & supplies	0.01
Consumer finance	0.26
Diversified financial services	0.27
Diversified telecommunication services	0.06
Electric utilities	0.01
Food products	0.00	(2)
Insurance	0.01
IT services	0.01
Media	0.03
Multi-utilities	0.02
Oil, gas & consumable fuels	0.02
Personal products	0.00	(2)
Road & rail	0.03
Wireless telecommunication services	0.01

Total US corporate bonds	0.90
Asset-backed securities	0.75
Collateralized debt obligations	0.18
Commercial mortgage-backed securities	1.27
Mortgage & agency debt securities	4.44
US government obligations	4.00

Total US bonds	11.54

International bonds
International corporate bonds
Commercial banks	0.80
Diversified Telecommunication Services	0.00	(2)

Total international corporate bonds	0.80
Foreign government bonds	6.24
Sovereign/supranational bonds	0.39

Total international bonds	7.43

Total bonds	18.97

Investment companies
iShares Russell 2000 Value Index Fund	0.34
UBS Corporate Bond Relationship Fund	2.78
UBS Emerging Markets Equity Relationship Fund	3.00
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	0.14
UBS High Yield Relationship Fund	2.72
UBS Small-Cap Equity Relationship Fund	2.71
UBS U.S. Securitized Mortgage Relationship Fund	7.61

Total investment companies	19.30
Short-term investments	0.58
Investment of cash collateral from securities loaned	2.48

Total investments	101.00
Liabilities, in excess of cash and other assets	(1.00)

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investment of the UBS Global Securities Relationship Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

(2)	Amount represents less than 0.005%.

UBS Emerging Markets Equity Completion Relationship Fund—Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
International equities — 99.17%
Brazil — 13.26%
Banco Itau Holding Financeira SA, Preference Shares	31,700	$1,601,429
Cia Vale do Rio Doce ADR	221,800	7,525,674
Petroleo Brasileiro SA, Preference Shares	153,972	4,985,400

		14,112,503

China — 13.63%
China Mengniu Dairy Co., Ltd.	205,000	892,640
China Merchants Bank Co., Ltd., H Shares	659,500	2,897,139
China Mobile Ltd.	149,500	2,448,124
China Petroleum & Chemical Corp., H Shares	2,802,000	3,499,864
China Shenhua Energy Co., Ltd., H Shares	221,000	1,327,618
China Telecom Corp., Ltd., H Shares	1,200,000	904,571
Datang International Power Generation Co., Ltd., H Shares	534,000	613,418
Guangzhou R&F Properties Co., Ltd., H Shares	408,400	1,928,038

		14,511,412

Egypt — 0.65%
Orascom Telecom Holding SAE GDR	10,600	691,490

Hungary — 1.23%
OTP Bank Nyrt.	24,161	1,311,628

India — 9.66%
Bharti Airtel Ltd.*	52,416	1,236,359
ICICI Bank Ltd. ADR	36,900	1,945,368
Infosys Technologies Ltd. ADR	33,700	1,630,743
Jet Airways India Ltd.	19,961	454,223
Reliance Capital Ltd.	23,776	944,894
Reliance Industries Ltd. GDR(1)	25,693	2,945,512
United Spirits Ltd.	25,458	1,121,276

		10,278,375

Indonesia — 5.41%
Bank Danamon Indonesia Tbk PT	1,164,000	1,075,539
Bank Rakyat Indonesia PT	3,937,000	2,841,356
Indosat Tbk PT	2,193,000	1,846,484

		5,763,379

Israel — 1.13%
Teva Pharmaceutical Industries Ltd. ADR	27,000	1,200,690

Malaysia — 3.20%
Bumiputra-Commerce Holdings Bhd	397,800	1,249,145
Genting Bhd	346,900	819,529
Telekom Malaysia Bhd	259,200	737,855
Tenaga Nasional Bhd	218,100	604,855

		3,411,384

Mexico — 1.77%
Fomento Economico Mexicano SAB de CV	252,000	938,658
Grupo Financiero Banorte SAB de CV	238,500	944,196

		1,882,854

Philippines — 1.39%
Globe Telecom, Inc.	21,680	707,427
Philippine National Bank*	716,000	770,833

		1,478,260

Russia — 7.81%
Gazprom OAO ADR	9,200	403,420
Gazprom OAO ADS	65,000	2,865,850
Mobile Telesystems ADR	26,300	1,822,853
Pharmstandard GDR*(1)	58,500	1,129,050
Sberbank	502,278	2,094,499

		8,315,672

South Africa — 6.20%
Anglo Platinum Ltd.	9,535	1,442,990
Aspen Pharmacare Holdings Ltd.*	195,790	952,335
MTN Group Ltd.	109,183	1,656,137
Naspers Ltd., Class N	36,288	1,006,159
Standard Bank Group Ltd.	106,861	1,542,740

		6,600,361

South Korea — 21.90%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	41,784	2,643,459
Hanjin Heavy Industries & Construction Co., Ltd.*	10,012	891,584
Hyundai Department Store Co., Ltd.	12,562	1,509,856
Hyundai Motor Co.	16,705	1,348,885
Hyundai Motor Co., Preference Shares	10,190	408,624

Kookmin Bank	21,101	1,756,880
LG Electronics, Inc.	18,939	1,769,323
POSCO	2,991	2,199,457
Samsung Electronics Co., Ltd.	1,942	1,220,116
Samsung Engineering Co., Ltd.	26,098	3,507,489
Shinhan Financial Group Co., Ltd.	25,156	1,643,716
STX Pan Ocean Co., Ltd	1,454,000	3,269,175
STX Shipbuilding Co. Ltd.	18,712	1,151,099

		23,319,663

Taiwan — 8.66%
Advanced Semiconductor Engineering, Inc.	781,581	857,380
AU Optronics Corp.	958,955	1,654,334
Delta Electronics, Inc.	198,482	769,357
HON HAI Precision Industry Co., Ltd.	254,200	1,916,139
Taiwan Semiconductor Manufacturing Co., Ltd.	1,091,911	2,127,947
Uni-President Enterprises Corp.	1,238,020	1,896,767

		9,221,924

Thailand — 1.77%
Kasikornbank PCL	349,300	840,766
Thai Oil PCL	413,900	1,038,524

		1,879,290

Turkey — 1.50%
Turkiye Garanti Bankasi AS	208,127	1,595,008

Total international equities (cost $72,482,106)		105,573,893
Short-term investment — 0.48%
Investment company — 0.48%
UBS U.S. Cash Management Prime Relationship Fund, 5.26%(2),(3) (cost $508,771)	508,771	508,771

Total investments — 99.65%		106,082,664
(cost $72,990,877)
Cash and other assets, less liabilities — 0.35%		371,135

Net assets — 100.00%		$106,453,799

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $72,990,877; and net unrealized appreciation consisted of:
Gross unrealized appreciation		$33,498,684
Gross unrealized depreciation		(406,897)

Net unrealized appreciation		$33,091,787

*	Non-income producing security.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $4,074,562 or 3.83% of net assets.

(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2007.
ADR	American depositary receipt
ADS	American depositary shares
GDR	Global depositary receipt

Preference shares — A special type of common stock that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

International equities
Airlines	0.43%
Automobiles	1.65
Beverages	1.93
Commercial banks	22.65
Construction & engineering	3.29
Diversified financial services	0.89
Diversified telecommunication services	3.28
Electric utilities	0.57
Electronic equipment & instruments	4.08
Food products	2.62
Hotels, restaurants & leisure	0.77
Household durables	1.66
Independent power producers & energy traders	0.58
IT services	1.53
Machinery	4.40
Marine	3.07
Media	0.95
Metals & mining	10.49
Multiline retail	1.42
Oil, gas & consumable fuels	16.03
Pharmaceuticals	3.08
Real estate management & development	1.81
Semiconductors & semiconductor equipment	3.95
Wireless telecommunication services	8.04

Total international equities	99.17
Short-term investment	0.48

Total investments	99.65
Cash and other assets, less liabilities	0.35

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
International equities — 100.27%
Brazil — 15.58%
Banco Itau Holding Financeira SA, Preference Shares	430,100	$21,727,910
Cia Energetica de Minas Gerais, Preference Shares	464,222	9,851,738
Cia Vale do Rio Doce, Class A, Preference Shares	1,529,589	43,684,661
Petroleo Brasileiro SA, Preference Shares	1,086,829	35,190,017
Unibanco—Uniao de Bancos Brasileiros SA GDR	89,900	11,826,345
Usinas Siderurgicas de Minas Gerais SA, Preference Shares	77,007	5,377,887

		127,658,558

China — 13.46%
China COSCO Holdings Co., Ltd., H Shares	3,040,500	9,504,190
China Life Insurance Co. Ltd.	1,395,000	8,012,343
China Mengniu Dairy Co., Ltd.	1,234,000	5,373,258
China Merchants Bank Co., Ltd., H Shares	2,359,500	10,365,125
China Merchants Holdings International Co., Ltd.	1,310,000	8,147,636
China Mobile Ltd.	1,063,500	17,415,251
China Petroleum & Chemical Corp., H Shares	7,444,000	9,297,998
China Shenhua Energy Co., Ltd., H Shares	697,500	4,190,105
China Unicom Ltd.	3,926,000	8,120,826
CNOOC Ltd.	8,436,000	14,172,406
Datang International Power Generation Co., Ltd., H Shares	3,040,000	3,492,118
Dongfeng Motor Group Co., Ltd., H Shares	6,571,500	5,773,631
Guangzhou R&F Properties Co., Ltd., H Shares	1,349,600	6,371,402

		110,236,289

Egypt — 0.92%
Orascom Telecom Holding SAE GDR	115,053	7,512,961

Hungary — 2.38%
OTP Bank Nyrt.	359,212	19,500,541

India — 6.41%
Bharti Airtel Ltd.*	341,663	8,058,951
HDFC Bank Ltd. ADR	31,900	3,417,447
Hindustan Lever Ltd.	4,855	26,878
ICICI Bank Ltd. ADR	238,727	12,585,687
Infosys Technologies Ltd. ADR	209,900	10,157,061
ITC Ltd.	889,061	4,234,739
Jaiprakash Associates Ltd.	216,241	5,942,795
Jet Airways India Ltd.	128,213	2,917,552
United Spirits Ltd.	117,469	5,173,824

		52,514,934

Indonesia — 3.37%
Astra International Tbk PT	2,873,076	6,047,754
Bank Rakyat Indonesia PT	14,432,500	10,416,020
Indosat Tbk PT	6,317,500	5,319,273
Telekomunikasi Indonesia Tbk PT	4,850,400	5,834,270

		27,617,317

Israel — 0.93%
Teva Pharmaceutical Industries Ltd. ADR	171,420	7,623,047

Malaysia — 2.28%
Bumiputra-Commerce Holdings Bhd	1,502,800	4,718,991
Genting Bhd	2,879,700	6,803,106
Telekom Malaysia Bhd	2,227,700	6,341,509
Tenaga Nasional Bhd	282,400	783,178

		18,646,784

Mexico — 4.99%
America Movil SAB de CV, Class L	7,732,000	24,742,626
Cemex SAB de CV*	1,955,492	5,839,264
Fomento Economico Mexicano SAB de CV	1,985,300	7,394,913
Grupo Financiero Banorte SAB de CV	724,900	2,869,802

		40,846,605

Philippines — 0.56%
Philippine National Bank	4,295,900	4,624,887

Russia — 12.20%
Gazprom OAO ADR	73,200	3,209,820
Gazprom OAO ADS	719,988	31,744,271
MMC Norilsk Nickel ADR	20,064	5,427,312
Mobile Telesystems ADR	238,300	16,516,573
NovaTek OAO GDR	214,581	11,136,754
Novolipetsk Steel GDR(1)	243,051	8,166,514
Pharmstandard GDR*(1)	219,200	4,230,560

Sberbank	3,452,279	14,396,003
TMK OAO GDR(1)	125,370	5,115,096

		99,942,903

South Africa — 6.77%
Anglo Platinum Ltd.	73,374	11,104,137
Aspen Pharmacare Holdings Ltd.*	952,858	4,634,763
Barloworld Ltd.	102,263	1,923,749
Bidvest Group Ltd.	154,688	3,041,983
JD Group Ltd.	179,751	1,518,515
Massmart Holdings Ltd.	178,943	2,165,716
MTN Group Ltd.	907,490	13,765,216
Naspers Ltd., Class N	390,033	10,814,467
Standard Bank Group Ltd.	449,947	6,495,831

		55,464,377

South Korea — 16.62%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	97,531	6,170,285
Hanjin Heavy Industries & Construction Co., Ltd.*	32,550	2,898,629
Hyundai Department Store Co., Ltd.	55,422	6,661,298
Hyundai Development Co.	65,186	6,089,820
Hyundai Heavy Industries	16,713	7,724,649
Hyundai Motor Co., Preference Shares	156,660	6,282,148
Kookmin Bank	200,789	16,717,790
KT& G Corp.	57,636	4,502,813
LG Electronics, Inc.	128,493	12,004,099
POSCO	30,108	22,140,170
Samsung Electronics Co., Ltd.	19,705	12,380,217
Samsung Engineering Co., Ltd.	48,342	6,497,013
Sejong Securities Co., Ltd.(2)(3)	726,000,000	—
Shinhan Financial Group Co., Ltd.	219,503	14,342,526
STX Pan Ocean Co., Ltd	3,935,000	8,847,459
STX Shipbuilding Co., Ltd.	46,922	2,886,482

		136,145,398

Taiwan — 10.80%
Advanced Semiconductor Engineering, Inc.	6,420,384	7,043,044
Asia Cement Corp. GDR(1)	311,934	5,438,667
Asustek Computer, Inc.	2,434,359	7,407,135
AU Optronics Corp. ADR	396,162	6,703,058
Cathay Financial Holding Co., Ltd.	2,260,967	5,348,450
Foxconn Technology Co., Ltd.	616,630	7,142,214
HON HAI Precision Industry Co., Ltd.	2,359,884	17,788,615
MediaTek, Inc.	438,070	7,892,911
Taiwan Semiconductor Manufacturing Co., Ltd.	7,251,273	14,131,483
Uni-President Enterprises Corp.	6,236,620	9,555,110

		88,450,687

Thailand — 1.91%
Banpu PCL	519,200	5,301,824
Kasikornbank PCL	1,154,500	2,778,884
Kasikornbank PCL NVDR	813,800	1,923,204
Land & House PCL	11,480,600	2,445,175
Thai Oil PCL	1,278,700	3,208,408

		15,657,495

Turkey — 1.09%
Turkiye Garanti Bankasi AS	1,169,852	8,965,311

Total international equities (cost $563,180,019)		821,408,094

	Face amount
International bond — 0.00%
International corporate bond — 0.00%
Brazil — 0.00%
Cia Vale do Rio Doce, Mining Activities Revenue Linked Notes, 0.00%, due 12/31/49*(2)(3)(4)(5) (cost $0)	BRL 23,646	—

	Number of warrants
Warrants — 2.01%
Bharat Heavy Electricals Ltd., expires 01/19/09*(2)	86,422	4,417,775
Reliance Industries Ltd., expires 01/19/09*(2)	208,677	12,034,637
True Corp. PCL, expires 03/31/08*(2)(3)	216,818	—

(cost $5,570,732)		16,452,412

	Shares
Short-term investment — 0.48%
Other — 0.48%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(6),(7)
(cost $3,896,128)	3,896,128	3,896,128

Total investments — 102.76% (cost $572,646,879)		841,756,634
Liabilities, in excess of cash and other assets — (2.76)%		(22,596,906)

Net assets — 100.00%		$819,159,728

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $572,646,879; and net unrealized appreciation consisted of:
Gross unrealized appreciation		$273,528,871
Gross unrealized depreciation		(4,419,116)

Net unrealized appreciation		$269,109,755

*	Non-income producing security.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $22,950,837 or 2.80% of net assets.

(2)

Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2007, the value of these securities amounted to $16,452,412 or 2.01% of net assets.

(3)	Security is illiquid. At September 30, 2007, the value of these securities amounted to $0 or 0.00% of net assets.
(4)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(5)	Perpetual bond security. The maturity date reflects the next call date.
(6)	Investment in affiliated mutual fund.
(7)	The rate shown reflects the yield at September 30, 2007.
ADR	American depositary receipt
ADS	American depositary shares
GDR	Global depositary receipt
NVDR	Non-voting depositary receipt

Preference shares — A special type of common stock that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency	type abbreviation:
BRL	Brazilian Real

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

International equities
Airlines	0.36%
Automobiles	2.21
Beverages	1.53
Capital markets	0.00 (1)
Commercial banks	20.47
Computers & peripherals	1.78
Construction & engineering	2.26
Construction materials	1.38
Diversified telecommunication services	2.14
Electric utilities	1.30
Electronic equipment & instruments	2.99
Energy equipment & services	0.62
Food & staples retailing	0.26
Food products	1.82
Hotels, restaurants & leisure	0.83
Household durables	1.76
Household products	0.00 (1)
Independent power producers & energy traders	0.43
Industrial conglomerates	0.61
Insurance	1.63
IT services	1.24
Machinery	2.40
Marine	2.24
Media	1.32
Metals & mining	11.71
Multiline retail	0.81
Oil, gas & consumable fuels	14.34
Pharmaceuticals	2.01
Real estate management & development	0.78
Semiconductors & semiconductor equipment	5.06
Specialty retail	0.18
Tobacco	1.07
Transportation infrastructure	0.99
Wireless telecommunication services	11.74

Total international equities	100.27
International bond
International corporate bond	0.00
Warrants	2.01
Short-term investment	0.48

Total investments	102.76
Liabilities, in excess of cash and other assets	(2.76)

Net assets	100.00%

(1)	Amount represents less than 0.005%.

UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund—Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
International equities — 98.74%
Australia — 1.05%
Harvey Norman Holdings Ltd.	87,592	$463,240

Austria — 1.94%
Andritz AG	4,608	318,354
Mayr Melnhof Karton AG	2,174	240,251
Wiener Staedtische Versicherung AG	4,286	299,470

		858,075

Belgium — 1.31%
Barco NV	2,985	257,133
Euronav NV	5,516	173,435
Omega Pharma SA	1,686	147,855

		578,423

Canada — 4.22%
Abitibi-Consolidated, Inc.	132,800	234,985
CGI Group, Inc., Class A*	48,200	551,951
Jean Coutu Group, Inc., Class A	29,700	395,642
QLT, Inc.*	27,000	151,742
Yellow Pages Income Fund	38,600	527,007

		1,861,327

Denmark — 5.18%
Bang & Olufsen A/S	1,150	129,784
Coloplast A/S, Class B	4,250	404,034
FLSmidth & Co. A/S	4,100	436,045
Genmab A/S*	5,875	365,228
GN Store Nord A/S*	12,600	127,738
Sydbank A/S	7,400	322,022
Topdanmark A/S*	1,775	291,991
William Demant Holding A/S*	2,400	212,093

		2,288,935

Finland — 3.82%
Konecranes Oyj	12,642	508,538
Nokian Renkaat Oyj	4,778	187,090
Sanoma-WSOY Oyj	16,244	505,188
Tietoenator Oyj	10,713	240,447
Wartsila Oyj, Class B	3,577	245,085

		1,686,348

France — 2.13%
Rhodia SA*	8,920	324,601
SCOR SE	5,574	149,347
Zodiac SA	6,540	468,524

		942,472

Germany — 6.48%
Arcandor AG*	2,870	96,091
GEA Group AG*	13,998	492,424
Pfleiderer AG	12,393	287,167
ProSiebenSat.1 Media AG, Preference Shares	6,097	191,616
Rheinmetall AG	4,289	340,717
Solarworld AG	11,718	674,554
Suedzucker AG	13,648	274,211
Wincor Nixdorf AG	6,096	504,170

		2,860,950

Greece — 2.29%
Cosmote Mobile Telecommunications SA	16,172	555,757
Hellenic Exchanges SA Holding	7,527	241,495
Motor Oil (Hellas) Corinth Refineries SA	8,002	212,235

		1,009,487

Hong Kong — 1.97%
ASM Pacific Technology	10,500	92,859
Cheung Kong Infrastructure Holdings Ltd.	122,000	458,254
Texwinca Holdings Ltd.	196,000	162,622
Yue Yuen Industrial Holdings Ltd.	52,000	155,522

		869,257

Ireland — 2.32%
DCC PLC	12,819	380,209
IAWS Group PLC	12,575	279,549
Independent News & Media PLC	97,370	362,385

		1,022,143

Italy — 3.11%
Autogrill SpA	28,378	546,690
Benetton Group SpA	11,305	191,832
Italcementi SpA	8,442	187,069
Lottomatica SpA	6,867	248,227
Mediolanum SpA	28,179	199,302

		1,373,120

Japan — 19.25%
Access Co., Ltd.*	23	76,089
Alfresa Holdings Corp.	3,000	191,442
Aoyama Trading Co., Ltd.	9,300	236,417
Arrk Corp.	37,900	253,733
Asatsu-DK, Inc.	5,500	177,164
Asics Corp.	19,000	294,102
Canon Marketing Japan, Inc.	8,900	178,209
Circle K Sunkus Co., Ltd.	13,500	209,790
COMSYS Holdings Corp.	21,000	230,357
Creed Corp.	114	260,027
EDION Corp.	8,200	91,305
FamilyMart Co., Ltd.	4,300	112,119
Fields Corp.	195	264,833
Glory Ltd.	22,000	699,081
Gunze Ltd.	26,000	128,116
Hikari Tsushin, Inc.	1,700	46,620
Hitachi High-Technologies Corp.	7,100	162,565
Itochu Techno-Solutions Corp.	3,600	126,932
Katokichi Co., Ltd.	18,500	84,717
Matsui Securities Co., Ltd.	19,800	151,691
Matsumotokiyoshi Co., Ltd.	14,100	260,850
Meitec Corp.	9,400	275,785
NET One Systems Co., Ltd.	111	122,727
NHK Spring Co., Ltd.	17,000	129,648
Nichirei Corp.	37,000	169,756
Nippon Kayaku Co., Ltd.	22,000	183,102
Nippon Shokubai Co., Ltd.	17,000	165,464
Nitori Co., Ltd.	5,100	241,092
Nitta Corp.	23,500	477,713
NTT Urban Development Corp.	188	389,535
Park24 Co., Ltd.	13,500	121,408
QP Corp.	32,000	292,796
Round One Corp.	49	108,353
Sapporo Holdings., Ltd.	43,000	284,133
SBI E*Trade Securities Co., Ltd.	180	170,809
Sumitomo Bakelite Co., Ltd.	13,000	74,809
Sumitomo Osaka Cement Co., Ltd.	60,000	147,826
Sumitomo Titanium Corp.	1,100	95,860
Toho Titanium Co., Ltd.	2,400	88,173
Toyobo Co., Ltd.	70,000	163,932
Toyoda Gosei Co., Ltd.	6,400	231,785
Yusen Air & Ses Service Co., Ltd.	16,100	331,489

		8,502,354

Luxembourg — 0.96%
Acergy SA	14,300	425,055

Netherlands — 2.87%
Fugro NV, CVA	7,648	620,860
Randstad Holding NV	3,947	213,366
Wereldhave NV	3,591	432,433

		1,266,659

New Zealand — 2.53%
Auckland International Airport Ltd.	325,312	771,612
Sky City Entertainment Group Ltd.	87,861	347,553

		1,119,165

Norway — 3.30%
Aker Kvaerner ASA	22,500	716,787
Norske Skogindustrier ASA	25,700	275,055
TGS Nopec Geophysical Co. ASA*	15,100	309,492
Tomra Systems ASA	21,800	157,700

		1,459,034

Portugal — 1.05%
Banco BPI SA	54,950	462,300

Singapore — 5.39%
CapitaMall Trust	175,000	459,441
Jardine Cycle & Carriage Ltd.	28,448	354,283
Keppel Land Ltd.	61,000	340,828
Olam International Ltd.	190,000	401,616
SembCorp Marine Ltd.	266,000	823,696

		2,379,864

Spain — 1.84%
Antena 3 de Television SA*	8,932	164,811
Mapfre SA	53,262	240,758
Sociedad General de Aguas de Barcelona SA, Class A	10,646	404,565

		810,134

Sweden — 2.74%
Axfood AB	6,500	219,387
Billerud AB	10,400	139,601
Elekta AB, Class B	6,000	97,764
OMX AB	17,400	754,690

		1,211,442

Switzerland — 0.76%
Speedel Holding AG*	2,557	335,589

United Kingdom — 22.23%
Arriva PLC	14,325	226,412
Balfour Beatty PLC	43,918	426,368
BBA Aviation PLC	84,388	394,523
Bovis Homes Group PLC	11,902	159,259
Cattles PLC	45,623	325,773
Close Brothers Group PLC	18,279	304,053
Cookson Group PLC	12,004	187,394
CSR PLC*	8,933	117,612
Daily Mail & General Trust, Class A (Non-voting)	34,947	450,460
Davis Service Group PLC	47,734	522,989
Electrocomponents PLC	91,248	475,601
Firstgroup PLC	39,134	551,269
FKI PLC	138,696	258,233
Galiform PLC*	41,853	94,194
International Personal Finance PLC	35,254	142,095
Intertek Group PLC	13,401	259,653
Invensys PLC*	19,652	124,745
Investec PLC	15,452	161,868
Kesa Electricals PLC	72,665	409,221
LogicaCMG PLC	129,562	400,939
Meggitt PLC	97,401	632,224
National Express Group PLC	12,886	326,132
Provident Financial PLC	17,627	322,420
Rank Group PLC	55,391	183,311
Renishaw PLC	25,226	343,739
Signet Group PLC	189,940	325,467
Stagecoach Group PLC	39,281	182,638
Trinity Mirror PLC	18,285	154,134
Tullow Oil PLC	73,435	895,478
Weir Group PLC	27,227	459,300

		9,817,504

Total international equities (cost $42,008,486)		43,602,877

Short-term investment — 0.36%
Investment company — 0.36%
UBS U.S. Cash Management Prime Relationship Fund, 5.26%(1),(2) (cost $159,506)	159,506	159,506

Total investments — 99.10% (cost $42,167,992)		43,762,383
Cash and other assets, less liabilities — 0.90%		397,450

Net assets — 100.00%		$44,159,833

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $42,167,992; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,222,761
Gross unrealized depreciation	(3,628,370)

Net unrealized appreciation	$1,594,391

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2007.
CVA	Dutch certification - depositary certificate

Preference shares — A special type of common stock that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

International equities
Aerospace & defense	2.49%
Air freight & logistics	0.75
Auto components	1.24
Beverages	0.64
Biotechnology	1.93
Building products	0.65
Capital markets	1.79
Chemicals	1.69
Commercial banks	1.78
Commercial services & supplies	4.09
Computers & peripherals	2.39
Construction & engineering	2.47
Construction materials	0.76
Consumer finance	1.79
Containers & packaging	0.54
Distributors	1.81
Diversified financial services	2.26
Electric utilities	1.04
Electrical equipment	1.53
Electronic equipment & instruments	2.44
Energy equipment & services	4.69
Food & staples retailing	3.62
Food products	2.49
Health care equipment & supplies	2.24
Health care providers & services	0.43
Hotels, restaurants & leisure	3.25
Household durables	0.65
Industrial conglomerates	2.06
Insurance	2.67
Internet software & services	0.17
IT services	2.02
Machinery	9.98
Media	5.74
Metals & mining	0.42
Multiline retail	1.27
Oil, gas & consumable fuels	2.90
Paper & forest products	1.47
Real estate investment trusts (REITs)	2.02
Real estate management & development	2.24
Road & rail	2.91
Semiconductors & semiconductor equipment	0.48
Specialty retail	3.27
Textiles, apparel & luxury goods	2.48
Trading companies & distributors	0.37
Transportation infrastructure	2.64
Water utilities	0.92
Wireless telecommunication services	1.26

Total international equities	98.74
Short-term investment	0.36

Total investments	99.10
Cash and other assets, less liabilities	0.90

Net assets	100.00%

UBS International Equity Relationship Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
International equities — 99.24%
Australia — 3.71%
National Australia Bank Ltd.	140,366	$4,946,030
Qantas Airways Ltd.	1,330,646	6,588,578
QBE Insurance Group Ltd.	294,209	8,824,043

		20,358,651

Austria — 0.50%
Telekom Austria AG	104,174	2,725,836

Belgium — 0.57%
KBC Groep NV	22,822	3,139,752

Canada — 4.77%
Alcan, Inc.	55,160	5,502,968
Canadian National Railway Co.	61,800	3,526,636
Canadian Pacific Railway Ltd.	47,000	3,307,696
Cott Corp.*	127,700	1,014,256
Magna International, Inc., Class A	22,400	2,160,841
Manulife Financial Corp.	74,400	3,067,555
Toronto-Dominion Bank	98,300	7,540,632

		26,120,584

Denmark — 0.62%
Novo-Nordisk A/S, Class B	28,325	3,418,787

Finland — 1.99%
Nokia Oyj	138,088	5,249,529
Stora Enso Oyj, Class R	290,799	5,664,322

		10,913,851

France — 8.10%
AXA SA	224,864	10,061,834
Compagnie Generale des Etablissements Michelin, Class B	34,796	4,677,924
France Telecom SA	375,643	12,582,375
Sanofi-Aventis	13,645	1,155,362
Total SA	195,583	15,902,398

		44,379,893

Germany — 9.58%
Allianz SE	51,228	11,969,008
DaimlerChrysler AG	43,705	4,402,366
Deutsche Postbank AG	29,287	2,150,315
E.ON AG	25,752	4,761,253
Henkel KGaA, Preference Shares	73,965	3,806,426
IKB Deutsche Industriebank AG*	29,413	586,761
MAN AG	23,798	3,463,042
Metro AG	41,507	3,748,899
SAP AG	97,735	5,720,942
Siemens AG	86,582	11,904,168

		52,513,180

Greece — 1.24%
Alpha Bank AE	124,372	4,334,392
National Bank of Greece SA	38,567	2,458,259

		6,792,651

Hong Kong — 1.79%
Esprit Holdings Ltd.	297,500	4,726,262
Sun Hung Kai Properties Ltd.	218,000	3,673,598
Yue Yuen Industrial Holdings Ltd.	462,500	1,383,243

		9,783,103

Ireland — 2.10%
Bank of Ireland	286,517	5,311,266
CRH PLC	78,076	3,100,610
Irish Life & Permanent PLC	95,056	2,107,726
Smurfit Kappa PLC*	42,381	979,622

		11,499,224

Italy — 3.28%
Fiat SpA	101,341	3,064,998
Intesa Sanpaolo SpA	1,377,289	10,634,763
UniCredito Italiano SpA	502,692	4,300,882

		18,000,643

Japan — 18.41%
Aeon Co., Ltd.	124,600	1,760,552
Asahi Breweries Ltd.	224,400	3,418,796
Bank of Yokohama Ltd.	364,000	2,512,967
Bridgestone Corp.	145,500	3,217,429
Canon, Inc.	105,800	5,775,179
East Japan Railway Co.	263	2,074,418
Fast Retailing Co., Ltd.	19,900	1,148,627
Funai Electric Co., Ltd.	18,900	822,705
Honda Motor Co., Ltd.	166,800	5,605,258
Hoya Corp.	129,100	4,405,798
Japan Tobacco, Inc.	778	4,273,869
JFE Holdings, Inc.	30,400	2,154,320
KDDI Corp.	291	2,158,464
Kubota Corp.	298,000	2,454,255
Mitsubishi Corp.	216,200	6,851,243
Mitsui Fudosan Co., Ltd.	94,000	2,610,543
Mitsui OSK Lines Ltd.	119,000	1,927,994

Mitsui Sumitomo Insurance Co., Ltd.	342,000	4,016,524
Nitto Denko Corp.	80,700	3,751,691
NOK Corp.	78,000	1,670,483
Nomura Holdings, Inc.	132,800	2,226,725
NTN Corp.	218,000	1,945,327
NTT DoCoMo, Inc.	1,985	2,834,110
Rohm Co., Ltd.	43,500	3,843,860
Shin-Etsu Chemical Co., Ltd.	62,300	4,306,464
SMC Corp.	15,400	2,108,928
Sompo Japan Insurance, Inc.	181,000	2,076,855
Sumitomo Mitsui Financial Group, Inc.	667	5,197,101
Sumitomo Trust & Banking Co., Ltd.	349,000	2,640,326
Tokyo Gas Co., Ltd.	442,000	2,058,678
Toyota Motor Corp.	109,000	6,433,814
Yamada Denki Co., Ltd.	26,060	2,579,569

		100,862,872

Jersey (Channel Islands) — 0.42%
Experian Group Ltd.	218,665	2,312,999

Netherlands — 6.58%
ABN AMRO Holding NV	162,869	8,581,381
ASML Holding NV*	172,054	5,704,164
ING Groep NV CVA	109,588	4,864,592
Koninklijke Philips Electronics NV	56,278	2,539,900
Reed Elsevier NV	189,279	3,595,100
Royal KPN NV	280,689	4,871,024
STMicroelectronics NV	151,331	2,544,169
TNT NV	79,552	3,335,053

		36,035,383

Norway — 1.54%
Statoil ASA	172,000	5,862,277
Telenor ASA*	127,900	2,562,151

		8,424,428

Spain — 2.31%
Banco Santander SA	650,554	12,643,971

Sweden — 1.78%
Sandvik AB	248,700	5,335,543
Telefonaktiebolaget LM Ericsson, Class B	1,106,000	4,428,051

		9,763,594

Switzerland — 8.89%
Clariant AG*	99,962	1,228,650
Credit Suisse Group	148,431	9,855,028
Holcim Ltd.	31,764	3,508,568
Nestle SA	13,223	5,939,986
Novartis AG	212,034	11,701,254
Roche Holding AG	77,704	14,089,169
Straumann Holding AG	8,460	2,376,139

		48,698,794

United Kingdom — 21.06%
Associated British Foods PLC	96,813	1,585,626
AstraZeneca PLC	67,522	3,383,294
Balfour Beatty PLC	163,044	1,582,875
Barclays PLC	731,903	8,917,455
BP PLC	1,504,344	17,467,013
British Sky Broadcasting Group PLC	233,545	3,320,940
Cadbury Schweppes PLC	179,033	2,076,930
Carnival PLC	66,468	3,174,089
Diageo PLC	291,286	6,400,730
GlaxoSmithKline PLC	73,733	1,956,625
Home Retail Group PLC	111,325	849,016
Kesa Electricals PLC	351,068	1,977,080
Kingfisher PLC	761,406	2,785,412
Prudential PLC	526,733	8,098,883
Rentokil Initial PLC	368,602	1,258,693
Rio Tinto PLC	60,309	5,217,023
Royal Bank of Scotland Group PLC	729,013	7,830,693
Scottish & Southern Energy PLC	111,325	3,441,619
Standard Chartered PLC	114,823	3,758,846
Tesco PLC	562,699	5,057,007
Vodafone Group PLC	5,415,120	19,555,027
Wolseley PLC	203,693	3,444,487
WPP Group PLC	166,583	2,256,287

		115,395,650

Total international equities (cost $458,655,248)		543,783,846

Investment company — 0.24%
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund(1) (cost $1,258,500)	125,850	1,324,521

Short-term investment — 0.41%
Other — 0.41%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(1),(2) (cost $2,216,697)	2,216,697	2,216,697

Total investments — 99.89% (cost $462,130,445)		547,325,064
Cash and other assets, less liabilities — 0.11%		622,907

Net assets — 100.00%		$547,947,971

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $462,130,445; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$99,719,071
Gross unrealized depreciation	(14,524,452)

Net unrealized appreciation	$85,194,619

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2007.
CVA	Dutch certification — depositary certificate

Preference shares — A special type of common stock that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

International equities
Air freight & logistics	0.61%
Airlines	1.20
Auto components	2.14
Automobiles	3.56
Beverages	1.98
Capital markets	2.21
Chemicals	1.70
Commercial banks	17.79
Commercial services & supplies	0.65
Communications equipment	1.77
Construction & engineering	0.29
Construction materials	1.21
Containers & packaging	0.18
Diversified financial services	0.89
Diversified telecommunication services	4.15
Electric utilities	1.50
Electronic equipment & instruments	0.80
Food & staples retailing	1.93
Food products	1.75
Gas utilities	0.38
Health care equipment & supplies	0.43
Hotels, restaurants & leisure	0.58
Household durables	0.61
Household products	0.69
Industrial conglomerates	2.17
Insurance	9.17
Internet & catalog retail	0.16
Machinery	2.79
Marine	0.35
Media	1.67
Metals & mining	2.35
Office electronics	1.05
Oil, gas & consumable fuels	7.16
Paper & forest products	1.03
Pharmaceuticals	6.52
Real estate management & development	1.15
Road & rail	1.63
Semiconductors & semiconductor equipment	2.21
Software	1.04
Specialty retail	2.41
Textiles, apparel & luxury goods	0.25
Tobacco	0.78
Trading companies & distributors	1.88
Wireless telecommunication services	4.47

Total international equities	99.24
Investment company
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	0.24
Short-term investment	0.41

Total investments	99.89
Cash and other assets, less liabilities	0.11

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS International Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company's industry diversification was included.

Forward foreign currency contracts

UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of September 30, 2007:

	Contracts to deliver	In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
Australian Dollar	18,325,000	USD	15,220,771	11/05/07	$(1,015,484)
Canadian Dollar	12,080,000	USD	11,613,899	11/05/07	(535,229)
Danish Krone	29,280,000	USD	5,321,160	11/05/07	(284,135)
Euro	7,495,000	JPY	1,225,915,928	11/05/07	21,822
Euro	12,375,000	JPY	1,997,646,750	11/05/07	(195,345)
Euro	120,495,000	USD	163,342,800	11/05/07	(8,620,837)
Great Britain Pound	37,090,000	USD	73,299,398	11/05/07	(2,531,107)
Japanese Yen	1,177,386,158	EUR	7,665,000	11/05/07	645,091
Japanese Yen	4,219,300,000	USD	35,418,375	11/05/07	(1,471,235)
Norwegian Krone	33,000,000	USD	5,464,698	11/05/07	(654,742)
Singapore Dollar	5,345,000	USD	3,510,546	11/05/07	(96,652)
Swedish Krona	157,270,000	USD	23,137,050	11/05/07	(1,295,546)
Swiss Franc	13,600,000	USD	11,276,380	11/05/07	(436,354)
United States Dollar	3,687,211	AUD	4,320,000	11/05/07	140,381
United States Dollar	34,581,163	CHF	41,625,000	11/05/07	1,267,554
United States Dollar	5,320,492	DKK	29,280,000	11/05/07	284,802
United States Dollar	82,270,256	EUR	60,550,000	11/05/07	4,143,274
United States Dollar	32,887,067	GBP	16,570,000	11/05/07	990,298
United States Dollar	77,488,404	JPY	9,103,600,000	11/05/07	2,104,953
United States Dollar	2,833,450	NOK	16,350,000	11/05/07	198,454
United States Dollar	54,591,536	SEK	370,480,000	11/05/07	2,964,184
United States Dollar	15,654,475	SGD	23,485,000	11/05/07	194,929

Net unrealized depreciation on forward foreign currency contracts					$(4,180,924)

Currency type abbreviations:

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS Small-Cap Equity Relationship Fund—Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — 96.23%
Aerospace & defense — 2.16%
Hexcel Corp.*	285,400	$6,481,434
LMI Aerospace, Inc.*	245,131	5,674,783

		12,156,217

Air freight & logistics — 2.02%
ABX Air, Inc.*	556,900	3,942,852
Dynamex, Inc.*	138,000	3,535,560
Pacer International, Inc.	204,100	3,888,105

		11,366,517

Building products — 1.65%
Insteel Industries, Inc.	258,200	3,963,370
NCI Building Systems, Inc.*	123,200	5,323,472

		9,286,842

Capital markets — 4.68%
Apollo Investment Corp.	270,400	5,624,320
Lazard Ltd., Class A	210,200	8,912,480
optionsXpress Holdings, Inc.	127,500	3,332,850
PennantPark Investment Corp.	638,100	8,550,540

		26,420,190

Chemicals — 1.97%
Cytec Industries, Inc.	136,500	9,335,235
Spartech Corp.	105,740	1,803,924

		11,139,159

Commercial banks — 4.16%
Banner Corp.	84,000	2,888,760
CoBiz Financial, Inc.	120,169	2,057,293
Colonial BancGroup, Inc.	248,000	5,361,760
Columbia Banking System, Inc.	89,097	2,835,067
Cullen/Frost Bankers, Inc.	53,000	2,656,360
Preferred Bank	66,200	2,604,308
PrivateBancorp, Inc.	67,974	2,368,214
Sterling Financial Corp.	99,000	2,664,090

		23,435,852

Commercial services & supplies — 3.55%
Angelica Corp.	98,800	1,947,348
Innerworkings, Inc.*	260,600	4,490,138
Interface, Inc., Class A	351,200	6,339,160
LECG Corp.*	209,600	3,123,040
PeopleSupport, Inc.*	344,500	4,120,220

		20,019,906

Communications equipment — 3.31%
Airvana, Inc.*	259,200	1,568,160
BigBand Networks, Inc.*	93,700	599,680
F5 Networks, Inc.*	139,300	5,180,567
Harris Corp.	96,300	5,565,177
OpNext, Inc.*	188,300	2,184,280
Powerwave Technologies, Inc.*	581,800	3,583,888

		18,681,752

Construction & engineering — 0.53%
Sterling Construction Co., Inc.*	129,000	2,977,320

Consumer finance — 1.58%
Dollar Financial Corp.*	313,200	8,935,596

Diversified consumer services — 2.03%
Coinstar, Inc.*	142,600	4,587,442
Regis Corp.	215,000	6,860,650

		11,448,092

Diversified financial services — 1.99%
Asset Acceptance Capital Corp.	273,500	3,172,600
Primus Guaranty Ltd.*	767,500	8,074,100

		11,246,700

Diversified telecommunication services — 1.45%
NeuStar, Inc., Class A*	237,700	8,150,733

Electrical equipment — 3.68%
Franklin Electric Co., Inc.(1)	117,828	4,843,909
General Cable Corp.*	99,400	6,671,728
Regal-Beloit Corp.	192,500	9,218,825

		20,734,462

Electronic equipment & instruments — 1.10%
Newport Corp.*	408,300	6,218,409

Energy equipment & services — 2.63%

Oil States International, Inc.*	154,100	7,443,030
Tetra Technologies, Inc.*	348,400	7,365,176

		14,808,206

Food & staples retailing — 0.93%
Susser Holdings Corp.*	247,000	5,248,750

Food products — 0.27%
Maui Land & Pineapple Co., Inc.*	50,579	1,539,625

Gas utilities — 1.51%
Equitable Resources, Inc.	164,100	8,511,867

Health care equipment & supplies — 5.30%
Abaxis, Inc.*	158,400	3,556,080
Advanced Medical Optics, Inc.*	183,100	5,601,029
ICU Medical, Inc.*	141,200	5,471,500
Medical Action Industries, Inc.*	145,100	3,433,066
Mentor Corp.	56,600	2,606,430
Palomar Medical Technologies, Inc.*	149,983	4,273,016
Syneron Medical Ltd.*	209,700	4,957,308

		29,898,429

Health care providers & services — 0.77%
LifePoint Hospitals, Inc.*	144,500	4,336,445

Hotels, restaurants & leisure — 0.89%
Vail Resorts, Inc.*	80,900	5,039,261

Household durables — 0.48%
Syntax-Brillian Corp.*	663,800	2,701,666

Industrial conglomerates — 1.93%
Walter Industries, Inc.	404,419	10,878,871

Insurance — 3.37%
Castlepoint Holdings Ltd.	445,735	5,125,953
National Financial Partners Corp.	134,600	7,131,108
Tower Group, Inc.	258,600	6,770,148

		19,027,209

Internet & catalog retail — 1.75%
FTD Group, Inc.	203,300	3,025,104
NutriSystem, Inc.*	146,300	6,860,007

		9,885,111

Internet software & services — 4.87%
Art Technology Group, Inc.*	1,588,400	4,796,968
Dice Holdings, Inc.*	28,300	290,924
Limelight Networks, Inc.*	77,300	678,694
Openwave Systems, Inc.	282,700	1,238,226
TheStreet.com, Inc.	358,600	4,342,646
Tumbleweed Communications Corp.*	1,081,700	2,325,655
ValueClick, Inc.*	301,000	6,760,460
Websense, Inc.*	357,500	7,053,475

		27,487,048

IT services — 3.44%
CACI International, Inc., Class A*	150,100	7,668,609
RightNow Technologies, Inc.*	333,400	5,364,406
SRA International, Inc., Class A*	227,300	6,382,584

		19,415,599

Machinery — 4.71%
Chart Industries, Inc.*	150,600	4,843,296
Graco, Inc.	147,000	5,749,170
Kaydon Corp.	33,740	1,754,143
Mueller Water Products, Inc., Class B	546,290	6,009,190
Nordson Corp.	163,300	8,199,293

		26,555,092

Media — 0.81%
Cinemark Holdings, Inc.	90,100	1,672,256
Valassis Communications, Inc.*	325,100	2,899,892

		4,572,148

Metals & mining — 1.83%
Haynes International, Inc.*	11,485	980,474
Quanex Corp.	198,800	9,339,624

		10,320,098

Oil, gas & consumable fuels — 2.57%
Alpha Natural Resources, Inc.*	269,800	6,267,454
Foundation Coal Holdings, Inc.	209,300	8,204,560

		14,472,014

Real estate investment trusts (REITs) — 3.62%
Capstead Mortgage Corp.	287,000	2,950,360
FelCor Lodging Trust, Inc.	502,600	10,016,818

MFA Mortgage Investments, Inc.	925,834	7,452,964

		20,420,142

Road & rail — 1.52%
Kansas City Southern, Inc.*	265,800	8,550,786

Semiconductors & semiconductor equipment — 2.20%
AuthenTec, Inc.*	131,300	1,313,000
ON Semiconductor Corp.*	583,300	7,326,248
Sirf Technology Holdings, Inc.*	177,400	3,787,490

		12,426,738

Software — 4.32%
Factset Research Systems, Inc.	37,200	2,550,060
Glu Mobile, Inc.*	166,900	1,513,783
Nuance Communications, Inc.*	197,700	3,817,587
Quest Software, Inc.*	166,900	2,864,004
Secure Computing Corp.*	315,600	3,070,788
Smith Micro Software, Inc.*	348,417	5,595,577
Sourcefire, Inc.*	5,800	52,664
Vasco Data Security International, Inc.*	138,855	4,902,970

		24,367,433

Specialty retail — 2.71%
AnnTaylor Stores Corp.*	115,700	3,664,219
Casual Male Retail Group, Inc.*	660,100	5,914,496
Conn's, Inc.*	238,600	5,700,154

		15,278,869

Textiles, apparel & luxury goods — 2.30%
Movado Group, Inc.	127,270	4,062,458
Steven Madden Ltd.	219,800	4,165,210
True Religion Apparel, Inc.*	268,000	4,716,800

		12,944,468

Trading companies & distributors — 5.64%
Beacon Roofing Supply, Inc.*	653,100	6,674,682
Interline Brands, Inc.*	371,200	8,533,888
Watsco, Inc.	191,400	8,886,702
WESCO International, Inc.*	179,100	7,690,554

		31,785,826

Total equities
(cost $526,435,241)		542,689,448

Short-term investments — 4.41%
Other — 4.26%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(2),(3)
(cost $23,997,343)	23,997,343	23,997,343

	Face amount
US government obligations — 0.15%
US Treasury Bills,
4.85%, due 12/20/07(4)
(cost $836,175)	$845,000	838,094

Total short-term investments
(cost $24,833,518)		24,835,437

	Shares
Investment of cash collateral from securities loaned — 0.09%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(2),(3)	522,000	522,000

(cost $522,000)
Total investments — 100.73%
(cost $551,790,759)		568,046,885
Liabilities, in excess of cash and other assets — (0.73)%		(3,577,410)

Net assets — 100.00%		$563,947,475

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $551,790,759; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$54,316,826
Gross unrealized depreciation	(38,060,700)

Net unrealized appreciation	$16,256,126

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2007.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2007
(4)	The rate shown is the effective yield at the date of purchase.

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

Equities
Aerospace & defense	2.16%
Air freight & logistics	2.02
Building products	1.65
Capital markets	4.68
Chemicals	1.97
Commercial banks	4.16
Commercial services & supplies	3.55
Communications equipment	3.31
Construction & engineering	0.53
Consumer finance	1.58
Diversified consumer services	2.03
Diversified financial services	1.99
Diversified telecommunication services	1.45
Electrical equipment	3.68
Electronic equipment & instruments	1.10
Energy equipment & services	2.63
Food & staples retailing	0.93
Food products	0.27
Gas utilities	1.51
Health care equipment & supplies	5.30
Health care providers & services	0.77
Hotels, restaurants & leisure	0.89
Household durables	0.48
Industrial conglomerates	1.93
Insurance	3.37
Internet & catalog retail	1.75
Internet software & services	4.87
IT services	3.44
Machinery	4.71
Media	0.81
Metals & mining	1.83
Oil, gas & consumable fuels	2.57
Real estate investment trusts (REITs)	3.62
Road & rail	1.52
Semiconductors & semiconductor equipment	2.20
Software	4.32
Specialty retail	2.71
Textiles, apparel & luxury goods	2.30
Trading companies & distributors	5.64

Total equities	96.23
Short-term investments	4.41
Investment of cash collateral from securities loaned	0.09

Total investments	100.73
Liabilities, in excess of cash and other assets	(0.73)

Net assets	100.00%

UBS U.S. Equity Alpha Relationship Fund—Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — 122.13%
Air freight & logistics — 2.83%
FedEx Corp.(1)	241,700	$25,318,075

Auto components — 5.35%
BorgWarner, Inc.(1)	224,400	20,539,332
Johnson Controls, Inc.(1)	230,900	27,271,599

		47,810,931

Automobiles — 0.60%
Harley-Davidson, Inc.(1)	116,900	5,401,949

Beverages — 1.61%
Anheuser-Busch Cos., Inc.(1)	126,800	6,338,732
Constellation Brands, Inc., Class A*(1)	333,600	8,076,456

		14,415,188

Biotechnology — 3.74%
Amgen, Inc.*(1)	56,200	3,179,234
Cephalon, Inc.*(1)	52,400	3,828,344
Genzyme Corp.*(1)	284,500	17,627,620
Millennium Pharmaceuticals, Inc.*(1)	872,300	8,853,845

		33,489,043

Building products — 1.68%
Masco Corp.(1)	646,900	14,988,673

Capital markets — 8.19%
Bank of New York Mellon Corp.(1)	762,395	33,652,115
Blackstone Group LP*(1)	131,724	3,303,638
Morgan Stanley(1)	575,600	36,262,800

		73,218,553

Commercial banks — 8.54%
City National Corp.(1)	80,700	5,609,457
Fifth Third Bancorp(1)	549,900	18,630,612
PNC Financial Services Group, Inc.(1)	144,100	9,813,210
Wells Fargo & Co.(1)	1,189,300	42,362,866

		76,416,145

Computers & peripherals — 0.98%
Dell, Inc.*(1)	317,200	8,754,720

Consumer finance — 0.69%
Discover Financial Services*(1)	296,700	6,171,360

Diversified financial services — 7.33%
Citigroup, Inc.(1)	842,100	39,300,807
JPMorgan Chase & Co.(1)	572,800	26,245,696

		65,546,503

Diversified telecommunication services — 2.46%
AT&T, Inc.(1)	520,200	22,009,662

Electric utilities — 3.56%
American Electric Power Co., Inc.(1)	184,800	8,515,584
Exelon Corp.(1)	205,100	15,456,336
Pepco Holdings, Inc.(1)	291,800	7,901,944

		31,873,864

Energy equipment & services — 1.62%
Halliburton Co.(1)	377,100	14,480,640

Food & staples retailing — 3.29%
Costco Wholesale Corp.(1)	244,100	14,980,417
SYSCO Corp.(1)	405,900	14,445,981

		29,426,398

Health care equipment & supplies — 1.05%
Medtronic, Inc.(1)	166,400	9,386,624

Health care providers & services — 2.40%
Medco Health Solutions, Inc.*(1)	136,200	12,311,118
UnitedHealth Group, Inc.	188,400	9,124,212

		21,435,330

Hotels, restaurants & leisure — 3.02%
Carnival Corp.(1)	556,900	26,970,667

Household durables — 1.17%
Fortune Brands, Inc.(1)	128,600	10,479,614

Industrial conglomerates — 3.69%
General Electric Co.(1)	796,300	32,966,820

Insurance — 3.45%
Aflac, Inc.(1)	245,000	13,974,800
Hartford Financial Services Group, Inc.(1)	182,800	16,918,140

		30,892,940

Internet & catalog retail — 0.83%
Amazon.com, Inc.*	79,800	7,433,370

Internet software & services — 2.02%
Google, Inc., Class A*	12,800	7,261,056
Yahoo!, Inc.*(1)	401,000	10,762,840

		18,023,896

Life sciences tools & services — 0.76%
Millipore Corp.*	35,700	2,706,060
Pharmaceutical Product Development, Inc.	114,700	4,064,968

		6,771,028

Machinery — 3.66%
Illinois Tool Works, Inc.(1)	386,600	23,056,824
PACCAR, Inc.(1)	113,400	9,667,350

		32,724,174

Media — 6.12%
Comcast Corp., Class A*	387,900	9,379,422
McGraw-Hill Cos., Inc.(1)	188,300	9,586,353
News Corp., Class A(1)	530,600	11,667,894
Omnicom Group, Inc.(1)	313,700	15,085,833
Viacom, Inc., Class B*(1)	230,900	8,998,173

		54,717,675

Multi-utilities — 1.69%
Sempra Energy(1)	259,700	15,093,764

Multiline retail — 0.94%
Target Corp.(1)	132,300	8,410,311

Oil, gas & consumable fuels — 5.21%
ConocoPhillips(1)	296,300	26,006,251
EOG Resources, Inc.(1)	112,800	8,158,824
Peabody Energy Corp.	148,000	7,084,760
Sunoco, Inc.(1)	75,800	5,365,124

		46,614,959

Pharmaceuticals — 9.87%
Allergan, Inc.(1)	303,200	19,547,304
Bristol-Myers Squibb Co.(1)	231,800	6,680,476
Johnson & Johnson(1)	226,500	14,881,050
Merck & Co., Inc.(1)	377,200	19,497,468
Schering-Plough Corp.	184,100	5,823,083
Wyeth(1)	489,400	21,802,770

		88,232,151

Road & rail — 2.38%
Burlington Northern Santa Fe Corp.(1)	262,300	21,290,891

Semiconductors & semiconductor equipment — 7.70%
Analog Devices, Inc.(1)	546,200	19,750,592
Intel Corp.(1)	1,173,400	30,344,124
Linear Technology Corp.(1)	253,100	8,855,969
Xilinx, Inc.(1)	380,700	9,951,498

		68,902,183

Software — 8.39%
BEA Systems, Inc.*(1)	449,800	6,238,726
Citrix Systems, Inc.*(1)	230,500	9,293,760
Intuit, Inc.*(1)	268,800	8,144,640
Microsoft Corp.(1)	1,010,700	29,775,222
Red Hat, Inc.*	173,700	3,451,419
Symantec Corp.*(1)	933,500	18,091,230

		74,994,997

Specialty retail — 0.43%
Chico's FAS, Inc.*(1)	272,600	3,830,030

Textiles, apparel & luxury goods — 0.95%
Coach, Inc.*(1)	180,200	8,518,054

Thrifts & mortgage finance — 1.47%
Freddie Mac(1)	222,800	13,147,428

Wireless telecommunication services — 2.46%
Sprint Nextel Corp.(1)	1,157,200	21,986,800

Total equities (cost $1,010,359,572)		1,092,145,410

Investment company — 2.21%
SPDR Trust, Series 1 (cost $19,600,407)	129,500	19,759,110

Short-term investment — 0.33%
Investment company — 0.33%
UBS U.S. Cash Management Prime Relationship Fund, 5.26%(2),(3) (cost $2,910,942)	2,910,942	2,910,942

Total investments before investments sold short — 124.67% (cost $1,032,870,921)		1,114,815,462

Investments sold short — (21.91%)
Equities — (21.91%)
Air freight & logistics — (2.11%)
C.H. Robinson Worldwide, Inc.	(174,900)	(9,495,321)
Expeditors International of Washington, Inc.	(197,700)	(9,351,210)

		(18,846,531)

Automobiles — (0.86%)
Ford Motor Co.	(364,200)	(3,092,058)
General Motors Corp.	(124,400)	(4,565,480)

		(7,657,538)

Capital markets — (1.53%)
Bear Stearns Cos., Inc.	(34,500)	(4,236,945)
Charles Schwab Corp.	(222,600)	(4,808,160)
Goldman Sachs Group, Inc.	(21,300)	(4,616,562)

		(13,661,667)

Commercial banks — (1.78%)
BB&T Corp.	(106,100)	(4,285,379)
Comerica, Inc.	(73,300)	(3,758,824)
KeyCorp	(127,600)	(4,125,308)
Regions Financial Corp.	(127,700)	(3,764,596)

		(15,934,107)

Construction materials — (0.35%)
Vulcan Materials Co.	(35,300)	(3,146,995)

Diversified financial services — (0.51%)
CME Group, Inc.	(7,700)	(4,522,595)

Diversified telecommunication services — (0.50%)
Qwest Communications International, Inc.	(489,000)	(4,479,240)

Food & staples retailing — (0.55%)
Walgreen Co.	(103,400)	(4,884,616)

Food products — (0.50%)
Tyson Foods, Inc., Class A	(250,600)	(4,473,210)

Health care providers & services — (1.24%)
Amedisys, Inc.	(166,300)	(6,389,246)
Express Scripts, Inc.	(84,300)	(4,705,626)

		(11,094,872)

Hotels, restaurants & leisure — (0.60%)
Darden Restaurants, Inc.	(128,100)	(5,362,266)

Household durables — (0.69%)
Stanley Works	(110,100)	(6,179,913)

IT services — (0.70%)
Cognizant Technology Solutions Corp., Class A	(78,800)	(6,285,876)

Leisure equipment & products — (0.44%)
Mattel, Inc.	(169,300)	(3,971,778)

Machinery — (0.76%)
Cummins, Inc.	(53,300)	(6,816,537)

Media — (0.38%)
New York Times Co., Class A	(172,600)	(3,410,576)

Metals & mining — (1.88%)
Freeport-McMoRan Copper & Gold, Inc.	(72,900)	(7,646,481)
Nucor Corp.	(154,800)	(9,205,956)

		(16,852,437)

Multiline retail — (0.63%)
Sears Holdings Corp.	(44,300)	(5,634,960)

Oil, gas & consumable fuels — (1.68%)
Devon Energy Corp.	(64,000)	(5,324,800)
Tesoro Corp.	(133,700)	(6,152,874)

Valero Energy Corp.	(52,300)	(3,513,514)

		(14,991,188)

Pharmaceuticals — (1.33%)
Abbott Laboratories	(152,500)	(8,177,050)
Forest Laboratories, Inc.	(100,000)	(3,729,000)

		(11,906,050)

Software — (1.50%)
BMC Software, Inc.	(210,800)	(6,583,284)
Novell, Inc.	(893,100)	(6,823,284)

		(13,406,568)

Specialty retail — (1.39%)
Best Buy Co., Inc.	(76,700)	(3,529,734)
Sherwin-Williams Co.	(64,900)	(4,264,579)
Tiffany & Co.	(88,100)	(4,612,035)

		(12,406,348)

Total investments sold short (cost $183,593,567)		(195,925,868)

Total investments, net of investments sold short — 102.76%		918,889,594
Liabilities, in excess of cash and other assets — (2.76)%		(24,666,412)

Net assets — 100.00%		$894,223,182

Notes to portfolio of investments
Aggregate cost before investments sold short for federal income tax purposes, which was the same for book purposes, was $1,032,870,921; and net unrealized appreciation consisted of:
Gross unrealized appreciation		$105,260,661
Gross unrealized depreciation		(23,316,120)

Net unrealized appreciation		$81,944,541

*	Non-income producing security.
(1)	All or portion of these securities have been delivered to cover open short positions.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at September 30, 2007.

Industry diversification (unaudited)(1)
As a percentage of net assets as of September 30, 2007

Equities
Air freight & logistics	2.83%
Auto components	5.35
Automobiles	0.60
Beverages	1.61
Biotechnology	3.74
Building products	1.68
Capital markets	8.19
Commercial banks	8.54
Computers & peripherals	0.98
Consumer finance	0.69
Diversified financial services	7.33
Diversified telecommunication services	2.46
Electric utilities	3.56
Energy equipment & services	1.62
Food & staples retailing	3.29
Health care equipment & supplies	1.05
Health care providers & services	2.40
Hotels, restaurants & leisure	3.02
Household durables	1.17
Industrial conglomerates	3.69
Insurance	3.45
Internet & catalog retail	0.83
Internet software & services	2.02
Life sciences tools & services	0.76
Machinery	3.66
Media	6.12
Multi-utilities	1.69
Multiline retail	0.94
Oil, gas & consumable fuels	5.21
Pharmaceuticals	9.87
Road & rail	2.38
Semiconductors & semiconductor equipment	7.70
Software	8.39
Specialty retail	0.43
Textiles, apparel & luxury goods	0.95
Thrifts & mortgage finance	1.47
Wireless telecommunication services	2.46

Total equities	122.13
Investment company
SPDR Trust, Series 1	2.21
Short-term investment	0.33

Total investments before investments sold short	124.67
Investments sold short
Equities sold short
Air freight & logistics	(2.11)
Automobiles	(0.86)
Capital markets	(1.53)
Commercial banks	(1.78)
Construction materials	(0.35)
Diversified financial services	(0.51)
Diversified telecommunication services	(0.50)
Food & staples retailing	(0.55)
Food products	(0.50)
Health care providers & services	(1.24)
Hotels, restaurants & leisure	(0.60)
Household durables	(0.69)
IT services	(0.70)
Leisure equipment & products	(0.44)
Machinery	(0.76)
Media	(0.38)
Metals & mining	(1.88)
Multiline retail	(0.63)
Oil, gas & consumable fuels	(1.68)
Pharmaceuticals	(1.33)
Software	(1.50)
Specialty retail	(1.39)

Total investments sold short	(21.91)

Total investments, net of investments sold short	102.76
Liabilities, in excess of cash and other assets	(2.76)

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS U.S. Equity Alpha Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Large-Cap Equity Relationship Fund—Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — 97.39%
Air freight & logistics — 1.60%
FedEx Corp.	77,000	$8,065,750

Auto components — 3.42%
BorgWarner, Inc.	74,100	6,782,373
Johnson Controls, Inc.	88,700	10,476,357

		17,258,730

Automobiles — 0.42%
Harley-Davidson, Inc.	45,400	2,097,934

Beverages — 1.51%
Anheuser-Busch Cos., Inc.	70,200	3,509,298
Constellation Brands, Inc., Class A*	170,000	4,115,700

		7,624,998

Biotechnology — 2.84%
Amgen, Inc.*	31,400	1,776,298
Cephalon, Inc.*	28,100	2,052,986
Genzyme Corp.*	129,000	7,992,840
Millennium Pharmaceuticals, Inc.*	245,000	2,486,750

		14,308,874

Building products — 1.49%
Masco Corp.	324,200	7,511,714

Capital markets — 5.47%
Bank of New York Mellon Corp.	250,900	11,074,726
Blackstone Group LP*	49,231	1,234,713
Morgan Stanley	243,000	15,309,000

		27,618,439

Commercial banks — 5.83%
City National Corp.	31,700	2,203,467
Fifth Third Bancorp	199,800	6,769,224
PNC Financial Services Group, Inc.	62,500	4,256,250
Wells Fargo & Co.	454,700	16,196,414

		29,425,355

Computers & peripherals — 1.01%
Dell, Inc.*	184,200	5,083,920

Consumer finance — 0.52%
Discover Financial Services*	125,600	2,612,480

Diversified financial services — 5.38%
Citigroup, Inc.	393,713	18,374,586
JPMorgan Chase & Co.	191,500	8,774,530

		27,149,116

Diversified telecommunication services — 1.51%
AT&T, Inc.	180,500	7,636,955

Electric utilities — 4.45%
American Electric Power Co., Inc.	100,100	4,612,608
Exelon Corp.	203,000	15,298,080
Northeast Utilities	15,000	428,550
Pepco Holdings, Inc.	78,200	2,117,656

		22,456,894

Energy equipment & services — 3.01%
ENSCO International, Inc.	65,700	3,685,770
GlobalSantaFe Corp.	66,900	5,085,738
Halliburton Co.	167,600	6,435,840

		15,207,348

Food & staples retailing — 2.82%
Costco Wholesale Corp.	124,200	7,622,154
SYSCO Corp.	186,200	6,626,858

		14,249,012

Health care equipment & supplies — 1.08%
Medtronic, Inc.	96,200	5,426,642

Health care providers & services — 2.09%
Medco Health Solutions, Inc.*	57,900	5,233,581
UnitedHealth Group, Inc.	109,600	5,307,928

		10,541,509

Hotels, restaurants & leisure — 1.57%
Carnival Corp.	163,700	7,927,991

Household durables — 0.91%
Fortune Brands, Inc.	56,300	4,587,887

Industrial conglomerates — 2.73%
General Electric Co.	333,200	13,794,480

Insurance — 2.57%
Aflac, Inc.	60,600	3,456,624
Allstate Corp.	78,400	4,483,696
Hartford Financial Services Group, Inc.	54,100	5,006,955

		12,947,275

Internet & catalog retail — 1.44%
Amazon.com, Inc.*	78,000	7,265,700

Internet software & services — 1.70%
Google, Inc., Class A*	6,000	3,403,620
Yahoo!, Inc.*	192,000	5,153,280

		8,556,900

Life sciences tools & services — 0.62%
Millipore Corp.*	18,800	1,425,040
Pharmaceutical Product Development, Inc.	48,600	1,722,384

		3,147,424

Machinery — 3.24%
Illinois Tool Works, Inc.	187,500	11,182,500
PACCAR, Inc.	60,500	5,157,625

		16,340,125

Media — 4.95%
Comcast Corp., Class A*	153,500	3,711,630
McGraw-Hill Cos., Inc.	49,500	2,520,045
News Corp., Class A	229,700	5,051,103
Omnicom Group, Inc.	113,200	5,443,788
R.H. Donnelley Corp.*	74,792	4,189,848
Viacom, Inc., Class B*	104,000	4,052,880

		24,969,294

Multi-utilities — 1.55%
NiSource, Inc.	119,400	2,285,316
Sempra Energy	95,000	5,521,400

		7,806,716

Multiline retail — 0.81%
Target Corp.	64,000	4,068,480

Oil, gas & consumable fuels — 3.25%
Chevron Corp.	40,500	3,789,990
EOG Resources, Inc.	60,200	4,354,266
Exxon Mobil Corp.	53,800	4,979,728
Peabody Energy Corp.	68,800	3,293,456

		16,417,440

Pharmaceuticals — 8.67%
Allergan, Inc.	168,000	10,830,960
Bristol-Myers Squibb Co.	139,500	4,020,390
Johnson & Johnson	99,674	6,548,582
Merck & Co., Inc.	176,800	9,138,792
Schering-Plough Corp.	99,100	3,134,533
Wyeth	225,900	10,063,845

		43,737,102

Road & rail — 1.89%
Burlington Northern Santa Fe Corp.	117,700	9,553,709

Semiconductors & semiconductor equipment — 6.37%
Analog Devices, Inc.	242,000	8,750,720
Intel Corp.	560,000	14,481,600
Linear Technology Corp.	110,200	3,855,898
Xilinx, Inc.	192,400	5,029,336

		32,117,554

Software — 6.72%
BEA Systems, Inc.*	244,900	3,396,763
Citrix Systems, Inc.*	115,400	4,652,928
Intuit, Inc.*	117,700	3,566,310
Microsoft Corp.	479,500	14,126,070
Red Hat, Inc.*	69,400	1,378,978
Symantec Corp.*	350,740	6,797,341

		33,918,390

Specialty retail — 0.41%
Chico's FAS, Inc.*	145,300	2,041,465

Textiles, apparel & luxury goods — 0.52%
Coach, Inc.*	55,300	2,614,031

Thrifts & mortgage finance — 0.99%
Freddie Mac	84,300	4,974,543

Wireless telecommunication services — 2.03%
Sprint Nextel Corp.	539,786	10,255,934

Total equities (cost $444,400,667)		491,318,110

Short-term investments — 2.16%
Other — 2.04%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(1),(2) (cost $10,305,502)	10,305,502	10,305,502

	Face Amount
US government obligations — 0.12%
US Treasury Bills,
4.53%, due 12/20/07(3),(4) (cost $597,099)	$603,000	598,072

Total short-term investments (cost $10,902,601)		10,903,574

Total investments — 99.55% (cost $455,303,268)		502,221,684
Cash and other assets, less liabilities — 0.45%		2,271,909

Net assets — 100.00%		$504,493,593

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $455,303,268; and net unrealized appreciation consisted of:
Gross unrealized appreciation		$58,591,412
Gross unrealized depreciation		(11,672,996)

Net unrealized appreciation		$46,918,416

*	Non-income producing security.
(1)	Investments in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2007.
(3)	The rate shown is the effective yield at the date of purchase.
(4)	This security was delivered to cover margin requirements for futures contracts.

Futures contracts

UBS U.S. Large Cap Equity Relationship Fund had the following open futures contracts as of September 30, 2007:

	Expiration date	Cost	Value	Unrealized appreciation
Index futures buy contracts:
S&P 500 Index, 21 contracts (USD)	December 2007	$7,914,536	$8,075,025	$160,489

The segregated aggregate market value of investments delivered to cover margin requirements for the open futures positions at September 30, 2007 was $598,072.

Currency type abbreviation:

USD United States Dollar

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

Equities
Air freight & logistics	1.60%
Auto components	3.42
Automobiles	0.42
Beverages	1.51
Biotechnology	2.84
Building products	1.49
Capital markets	5.47
Commercial banks	5.83
Computers & peripherals	1.01
Consumer finance	0.52
Diversified financial services	5.38
Diversified telecommunication services	1.51
Electric utilities	4.45
Energy equipment & services	3.01
Food & staples retailing	2.82
Health care equipment & supplies	1.08
Health care providers & services	2.09
Hotels, restaurants & leisure	1.57
Household durables	0.91
Industrial conglomerates	2.73
Insurance	2.57
Internet & catalog retail	1.44
Internet software & services	1.70
Life sciences tools & services	0.62
Machinery	3.24
Media	4.95
Multi-utilities	1.55
Multiline retail	0.81
Oil, gas & consumable fuels	3.25
Pharmaceuticals	8.67
Road & rail	1.89
Semiconductors & semiconductor equipment	6.37
Software	6.72
Specialty retail	0.41
Textiles, apparel & luxury goods	0.52
Thrifts & mortgage finance	0.99
Wireless telecommunication services	2.03

Total equities	97.39
Short-term investments	2.16

Total investments	99.55
Cash and other assets, less liabilities	0.45

Net assets	100.00%

UBS U.S. Large Cap Growth Equity Relationship Fund—Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — 99.47%
Aerospace & defense — 5.03%
Boeing Co.	36,900	$3,874,131
General Dynamics Corp.	49,900	4,215,053
Precision Castparts Corp.	11,700	1,731,366
United Technologies Corp.	146,800	11,814,464

		21,635,014

Beverages — 0.88%
PepsiCo, Inc.	51,600	3,780,216

Biotechnology — 1.72%
Genentech, Inc.*	94,800	7,396,296

Capital markets — 3.09%
BlackRock, Inc.	8,700	1,508,667
Goldman Sachs Group, Inc.	30,000	6,502,200
Morgan Stanley	83,800	5,279,400

		13,290,267

Chemicals — 3.10%
Praxair, Inc.	159,200	13,334,592

Communications equipment — 6.74%
Cisco Systems, Inc.*	437,900	14,498,869
QUALCOMM, Inc.	248,200	10,488,932
Research In Motion Ltd.*	40,500	3,991,275

		28,979,076

Computers & peripherals — 4.54%
Apple, Inc.*	96,800	14,862,672
EMC Corp.*	224,000	4,659,200

		19,521,872

Diversified consumer services — 1.31%
ITT Educational Services, Inc.*	46,500	5,658,585

Diversified financial services — 0.55%
Citigroup, Inc.	50,700	2,366,169

Electric utilities — 1.12%
Exelon Corp.	63,700	4,800,432

Electrical equipment — 1.46%
Rockwell Automation, Inc.	90,100	6,262,851

Energy equipment & services — 5.40%
Baker Hughes, Inc.	69,800	6,307,826
Schlumberger Ltd.	97,700	10,258,500
Weatherford International Ltd.*	99,200	6,664,256

		23,230,582

Health care equipment & supplies — 6.92%
Alcon, Inc.	51,700	7,440,664
Baxter International, Inc.	139,800	7,867,944
Becton, Dickinson & Co.	79,100	6,490,155
C.R. Bard, Inc.	90,500	7,981,195

		29,779,958

Health care providers & services — 7.28%
Express Scripts, Inc.*	88,800	4,956,816
Laboratory Corp. of America Holdings*	120,700	9,442,361
Medco Health Solutions, Inc.*	56,600	5,116,074
Quest Diagnostics, Inc.	152,400	8,804,148
UnitedHealth Group, Inc.	61,600	2,983,288

		31,302,687

Hotels, restaurants & leisure — 7.96%
International Game Technology	243,800	10,507,780
Las Vegas Sands Corp.*	55,900	7,458,178
Starbucks Corp.*	188,800	4,946,560
Wynn Resorts Ltd.	72,000	11,344,320

		34,256,838

Household products — 1.06%
Procter & Gamble Co.	64,600	4,543,964

Industrial conglomerates — 0.84%
General Electric Co.	87,700	3,630,780

Internet software & services — 7.26%
eBay, Inc.*	256,300	10,000,826
Google, Inc., Class A*	37,400	21,215,898

		31,216,724

IT services — 3.57%
Automatic Data Processing, Inc.	96,000	4,409,280
MasterCard, Inc., Class A	74,110	10,966,057

		15,375,337

Machinery — 0.61%
Manitowoc Co., Inc.	59,000	2,612,520

Media — 1.71%
McGraw-Hill Cos., Inc.	82,200	4,184,802
News Corp., Class A	145,100	3,190,749

		7,375,551

Oil, gas & consumable fuels — 4.95%
Apache Corp.	39,400	3,548,364
Consol Energy, Inc.	32,600	1,519,160
Peabody Energy Corp.	33,300	1,594,071
Range Resources Corp.	89,000	3,618,740
Southwestern Energy Co.*	85,100	3,561,435
XTO Energy, Inc.	120,400	7,445,536

		21,287,306

Pharmaceuticals — 5.01%
Abbott Laboratories	45,000	2,412,900
Allergan, Inc.	238,400	15,369,648
Johnson & Johnson	57,400	3,771,180

		21,553,728

Real estate management & development — 0.22%
CB Richard Ellis Group, Inc., Class A*	33,500	932,640

Road & rail — 1.54%
Burlington Northern Santa Fe Corp.	81,700	6,631,589

Semiconductors & semiconductor equipment — 5.27%
Broadcom Corp., Class A*	169,050	6,160,182
Intel Corp.	185,800	4,804,788
Microchip Technology, Inc.	169,400	6,152,608
Texas Instruments, Inc.	151,600	5,547,044

		22,664,622

Software — 5.73%
Adobe Systems, Inc.*	146,800	6,409,288
Citrix Systems, Inc.*	95,700	3,858,624
Microsoft Corp.	359,400	10,587,924
VMware, Inc.*	44,800	3,808,000

		24,663,836

Specialty retail — 2.99%
Abercrombie & Fitch Co.	42,900	3,462,030
American Eagle Outfitters, Inc.	164,800	4,335,888
J. Crew Group, Inc.*	121,600	5,046,400

		12,844,318

Wireless telecommunication services — 1.61%
American Tower Corp., Class A*	69,000	3,004,260
Sprint Nextel Corp.	206,900	3,931,100

		6,935,360

Total equities (cost $377,003,905)		427,863,710

Short-term investment — 0.42%
Investment company — 0.42%
UBS U.S. Cash Management Prime Relationship Fund, 5.26%(1),(2) (Cost $1,818,663)	1,818,663	1,818,663

Total investments — 99.89% (cost $378,822,568)		429,682,373
Cash and other assets, less liabilities — 0.11%		475,256

Net assets — 100.00%		$430,157,629

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $378,822,568; and net unrealized appreciation consisted of:
Gross unrealized appreciation		$55,834,110
Gross unrealized depreciation		(4,974,305)

Net unrealized appreciation		$50,859,805

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate reflects the yield at September 30, 2007.

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

Equities
Aerospace & defense	5.03%
Beverages	0.88
Biotechnology	1.72
Capital markets	3.09
Chemicals	3.10
Communications equipment	6.74
Computers & peripherals	4.54
Diversified consumer services	1.31
Diversified financial services	0.55
Electric utilities	1.12
Electrical equipment	1.46
Energy equipment & services	5.40
Health care equipment & supplies	6.92
Health care providers & services	7.28
Hotels, restaurants & leisure	7.96
Household products	1.06
Industrial conglomerates	0.84
Internet software & services	7.26
IT services	3.57
Machinery	0.61
Media	1.71
Oil, gas & consumable fuels	4.95
Pharmaceuticals	5.01
Real estate management & development	0.22
Road & rail	1.54
Semiconductors & semiconductor equipment	5.27
Software	5.73
Specialty retail	2.99
Wireless telecommunication services	1.61

Total equities	99.47
Short-term investment	0.42

Total investments	99.89
Cash and other assets, less liabilities	0.11

Net assets	100.00%

UBS U.S. Large-Cap Value Equity Relationship Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — 97.53%
Aerospace & defense — 1.87%
Lockheed Martin Corp.	8,500	$922,165
Northrop Grumman Corp.	17,400	1,357,200

		2,279,365

Air freight & logistics — 1.61%
FedEx Corp.	18,800	1,969,300

Auto components — 4.13%
BorgWarner, Inc.	21,300	1,949,589
Johnson Controls, Inc.	26,100	3,082,671

		5,032,260

Automobiles — 0.56%
Harley-Davidson, Inc.	14,800	683,908

Beverages — 1.84%
Anheuser-Busch Cos., Inc.	27,000	1,349,730
Constellation Brands, Inc., Class A*	36,900	893,349

		2,243,079

Biotechnology — 0.52%
Cephalon, Inc.*	8,700	635,622

Building products — 1.24%
Masco Corp.	65,500	1,517,635

Capital markets — 7.56%
Mellon Financial Corp.	67,100	2,961,794
Morgan Stanley	73,900	4,655,700
Northern Trust Corp.	24,100	1,597,107

		9,214,601

Commercial banks — 8.18%
City National Corp.	9,400	653,394
Fifth Third Bancorp	66,600	2,256,408
PNC Financial Services Group, Inc.	27,300	1,859,130
Wells Fargo & Co.	146,300	5,211,206

		9,980,138

Consumer finance — 0.66%
Discover Financial Services*	38,450	799,760

Diversified financial services — 9.39%
Bank of America Corp.	37,032	1,861,599
Citigroup, Inc.	122,959	5,738,496
JPMorgan Chase & Co.	84,100	3,853,462

		11,453,557

Diversified telecommunication services — 2.54%
AT&T, Inc.	73,100	3,092,861

Electric utilities — 6.77%
American Electric Power Co., Inc.	50,100	2,308,608
Exelon Corp.	45,500	3,428,880
Northeast Utilities	50,600	1,445,642
Pepco Holdings, Inc.	39,800	1,077,784

		8,260,914

Energy equipment & services — 3.56%
ENSCO International, Inc.	19,400	1,088,340
GlobalSantaFe Corp.	18,100	1,375,962
Halliburton Co.	48,900	1,877,760

		4,342,062

Food & staples retailing — 1.79%
Costco Wholesale Corp.	35,500	2,178,635

Health care providers & services — 2.34%
Medco Health Solutions, Inc.*	22,300	2,015,697
UnitedHealth Group, Inc.	17,200	832,996

		2,848,693

Hotels, restaurants & leisure — 1.82%
Carnival Corp.	45,900	2,222,937

Household durables — 0.92%
Fortune Brands, Inc.	13,800	1,124,562

Industrial conglomerates — 4.04%
General Electric Co.	119,000	4,926,600

Insurance — 3.50%

Aflac, Inc.	14,300	815,672
Allstate Corp.	26,600	1,521,254
Hartford Financial Services Group, Inc.	20,800	1,925,040

		4,261,966

Machinery — 3.38%
Illinois Tool Works, Inc.	47,900	2,856,756
PACCAR, Inc.	14,900	1,270,225

		4,126,981

Media — 3.98%
Comcast Corp., Class A*	42,300	1,022,814
News Corp., Class A	60,400	1,328,196
Omnicom Group, Inc.	33,000	1,586,970
R.H. Donnelley Corp.*	16,300	913,126

		4,851,106

Multi-utilities — 1.62%
NiSource, Inc.	38,100	729,234
Sempra Energy	21,500	1,249,580

		1,978,814

Oil, gas & consumable fuels — 8.36%
Chevron Corp.	49,200	4,604,136
Exxon Mobil Corp.	51,700	4,785,352
Peabody Energy Corp.	16,800	804,216

		10,193,704

Pharmaceuticals — 7.07%
Bristol-Myers Squibb Co.	54,900	1,582,218
Johnson & Johnson	28,600	1,879,020
Merck & Co., Inc.	53,800	2,780,922
Wyeth	53,400	2,378,970

		8,621,130

Road & rail — 1.93%
Burlington Northern Santa Fe Corp.	29,000	2,353,930

Software — 3.31%
Microsoft Corp.	73,600	2,168,256
Symantec Corp.*	96,200	1,864,356

		4,032,612

Thrifts & mortgage finance — 0.97%
Freddie Mac	20,100	1,186,101

Wireless telecommunication services — 2.07%
Sprint Nextel Corp.	132,881	2,524,739

Total equities
(cost $87,743,654)		118,937,572

Short-term investments — 3.22%
Other — 3.08%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(1),(2)
(cost $3,756,837)	3,756,837	3,756,837

	Face amount
US government obligations — 0.14%
US Treasury Bills, 4.85%, due 12/20/07(3),(4)
(cost $169,214)	$171,000	169,603

Total short-term investments
(cost$ 3,926,051)		3,926,440

Total investments — 100.75%
(cost $91,669,705)		122,864,012
Liabilities, in excess of cash and other assets — (0.75)%		(920,663)

Net assets — 100.00%		$121,943,349

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $91,669,705; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$32,392,817
Gross unrealized depreciation	(1,198,510)

Net unrealized appreciation	$31,194,307

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2007.
(3)	The rate shown is the effective yield at the date of purchase.
(4)	This security was delivered to cover margin requirements for futures contracts.

Futures contracts

UBS U.S. Large-Cap Value Equity Relationship Fund had the following open futures contracts as of September 30, 2007:

	Expiration date	Cost	Value	Unrealized appreciation
Index futures buy contracts:
S&P 500 Index, 5 contracts (USD)	December 2007	$1,861,580	$1,922,625	$61,045

The segregated aggregate market value of investments delivered to cover margin requirements for the open futures positions at September 30, 2007 was $169,603.

Currency type abbreviation:

USD United States Dollar

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

Equities
Aerospace & defense	1.87%
Air freight & logistics	1.61
Auto components	4.13
Automobiles	0.56
Beverages	1.84
Biotechnology	0.52
Building products	1.24
Capital markets	7.56
Commercial banks	8.18
Consumer finance	0.66
Diversified financial services	9.39
Diversified telecommunication services	2.54
Electric utilities	6.77
Energy equipment & services	3.56
Food & staples retailing	1.79
Health care providers & services	2.34
Hotels, restaurants & leisure	1.82
Household durables	0.92
Industrial conglomerates	4.04
Insurance	3.50
Machinery	3.38
Media	3.98
Multi-utilities	1.62
Oil, gas & consumable fuels	8.36
Pharmaceuticals	7.07
Road & rail	1.93
Software	3.31
Thrifts & mortgage finance	0.97
Wireless telecommunication services	2.07

Total equities	97.53
Short-term investments	3.22

Total investments	100.75
Liabilities, in excess of cash and other assets	(0.75)

Net assets	100.00%

UBS U.S. Smaller Cap Equity Completion Relationship Fund—Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Equities — 98.57%
Auto components — 0.35%
Lear Corp.*	250	$8,025

Beverages — 0.91%
Constellation Brands, Inc., Class A*	860	20,821

Biotechnology — 2.68%
Cephalon, Inc.*	540	39,453
PDL BioPharma, Inc.*	1,020	22,042

		61,495

Capital markets — 0.65%
Janus Capital Group, Inc.	530	14,988

Chemicals — 1.29%
International Flavors & Fragrances, Inc.	560	29,602

Commercial banks — 5.73%
Associated Banc-Corp.	1,090	32,297
City National Corp.	380	26,414
Colonial BancGroup, Inc.	1,270	27,457
First Horizon National Corp.	870	23,194
TCF Financial Corp.	840	21,991

		131,353

Commercial services & supplies — 1.62%
Corporate Executive Board Co.	230	17,075
Monster Worldwide, Inc.*	590	20,096

		37,171

Communications equipment — 1.22%
ADC Telecommunications, Inc.*	1,430	28,042

Computers & peripherals — 3.41%
Lexmark International, Inc., Class A*	330	13,705
QLogic Corp.*	1,740	23,403
Western Digital Corp.*	1,620	41,018

		78,126

Containers & packaging — 3.16%
Ball Corp.	870	46,762
Smurfit-Stone Container Corp.*	2,200	25,696

		72,458

Electric utilities — 2.95%
Pepco Holdings, Inc.	1,560	42,245
Pinnacle West Capital Corp.	640	25,286

		67,531

Electrical equipment — 1.97%
Roper Industries, Inc.	690	45,195

Electronic equipment & instruments — 2.81%
Jabil Circuit, Inc.	790	18,044
Sanmina-SCI Corp.*	8,070	17,108
Solectron Corp.*	7,480	29,172

		64,324

Energy equipment & services — 3.20%
FMC Technologies, Inc.*	260	14,992
Grant Prideco, Inc.*	580	31,622
Rowan Cos., Inc.	730	26,703

		73,317

Food products — 2.23%
McCormick & Co. Inc. (Non-voting)	1,040	37,409
Tyson Foods, Inc., Class A	770	13,744

		51,153

Health care equipment & supplies — 1.61%
Beckman Coulter, Inc.	500	36,880

Health care providers & services — 2.17%
Patterson Cos., Inc.*	960	37,066
Tenet Healthcare Corp.*	3,750	12,600

		49,666

Hotels, restaurants & leisure — 1.56%
Station Casinos, Inc.	270	23,620
Wendy's International, Inc.	350	12,218

		35,838

Household durables — 3.90%
KB Home	640	16,038
Leggett & Platt, Inc.	950	18,202

Mohawk Industries, Inc.*	430	34,959
Toll Brothers, Inc.*	1,010	20,190

		89,389

Insurance — 4.52%
Axis Capital Holdings Ltd.	1,080	42,023
First American Corp.	560	20,507
RenaissanceRe Holdings Ltd.	630	41,208

		103,738

Internet & catalog retail — 0.71%
Expedia, Inc.*	510	16,259

IT services — 4.52%
Checkfree Corp.*	840	39,093
Convergys Corp.*	1,530	26,561
Iron Mountain, Inc.*	1,250	38,100

		103,754

Leisure equipment & products — 2.02%
Hasbro, Inc.	1,660	46,281

Life sciences tools & services — 3.26%
Covance, Inc.*	520	40,508
Waters Corp.*	510	34,129

		74,637

Machinery — 6.17%
Oshkosh Truck Corp.	860	53,294
Pall Corp.	1,170	45,513
SPX Corp.	460	42,578

		141,385

Media — 6.75%
Cablevision Systems Corp., Class A*	400	13,976
Discovery Holding Co., Class A*	850	24,522
Dow Jones & Co., Inc.	750	44,775
Getty Images, Inc.*	420	11,693
Interpublic Group of Cos., Inc.*	2,190	22,732
Liberty Global, Inc., Class C*	92	3,557
New York Times Co., Class A	910	17,982
XM Satellite Radio Holdings, Inc., Class A*	1,100	15,587

		154,824

Multi-utilities — 3.80%
Energy East Corp.	850	22,992
NiSource, Inc.	1,450	27,753
SCANA Corp.	940	36,416

		87,161

Oil, gas & consumable fuels — 2.51%
Arch Coal, Inc.	660	22,269
Range Resources Corp.	870	35,374

		57,643

Real estate investment trusts (REITs) — 4.34%
AMB Property Corp.	410	24,522
Camden Property Trust	490	31,483
Federal Realty Investment Trust	490	43,414

		99,419

Semiconductors & semiconductor equipment — 2.65%
Novellus Systems, Inc.*	1,160	31,622
Teradyne, Inc.*	2,120	29,256

		60,878

Software — 4.05%
Activision, Inc.*	1,960	42,316
BEA Systems, Inc.*	1,710	23,718
Synopsys, Inc.*	990	26,809

		92,843

Specialty retail — 7.28%
Advance Auto Parts, Inc.	940	31,546
Carmax, Inc.*	1,440	29,275
Chico's FAS, Inc.*	810	11,381
PetSmart, Inc.	990	31,581
Ross Stores, Inc.	970	24,871
Tiffany & Co.	270	14,134
Williams-Sonoma, Inc.	740	24,139

		166,927

Textiles, apparel & luxury goods — 1.12%
Polo Ralph Lauren Corp.	330	25,657

Thrifts & mortgage finance — 1.45%
New York Community Bancorp, Inc.	1,740	33,147

Total equities (cost $2,213,362)		2,259,927

Short-term investment — 0.72%
Investment company — 0.72%
UBS U.S. Cash Management Prime Relationship Fund, 5.26%(1),(2) (cost $16,458)	16,458	16,458

Total investments — 99.29%
(cost $2,229,820)		2,276,385
Cash and other assets, less liabilities — 0.71%		16,386

Net assets — 100.00%		$2,292,771

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $2,229,820; and net unrealized appreciation consisted of:
Gross unrealized appreciation		$219,713
Gross unrealized depreciation		(173,148)

Net unrealized appreciation		$46,565

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2007.

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

Equities
Auto components	0.35%
Beverages	0.91
Biotechnology	2.68
Capital markets	0.65
Chemicals	1.29
Commercial banks	5.73
Commercial services & supplies	1.62
Communications equipment	1.22
Computers & peripherals	3.41
Containers & packaging	3.16
Electric utilities	2.95
Electrical equipment	1.97
Electronic equipment & instruments	2.81
Energy equipment & services	3.20
Food products	2.23
Health care equipment & supplies	1.61
Health care providers & services	2.17
Hotels, restaurants & leisure	1.56
Household durables	3.90
Insurance	4.52
Internet & catalog retail	0.71
IT services	4.52
Leisure equipment & products	2.02
Life sciences tools & services	3.26
Machinery	6.17
Media	6.75
Multi-utilities	3.80
Oil, gas & consumable fuels	2.51
Real estate investment trusts (REITs)	4.34
Semiconductors & semiconductor equipment	2.65
Software	4.05
Specialty retail	7.28
Textiles, apparel & luxury goods	1.12
Thrifts & mortgage finance	1.45

Total equities	98.57
Short-term investment	0.72

Total investments	99.29
Cash and other assets, less liabilities	0.71

Net assets	100.00%

Absolute Return Investment Grade Bond Relationship Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount	Value
Bonds—32.82%
US bonds—31.50%
US corporate bonds—11.08%
American Express Credit Corp.,
5.276%, due 10/04/10 (1)	$1,500,000	$1,490,055
Berkshire Hathaway Finance Corp.,
5.590%, due 05/16/08 (1)	5,000,000	5,005,980
Citigroup, Inc.,
5.994%, due 06/09/16 (1)	3,000,000	2,875,542
Countrywide Financial Corp.,
5.440%, due 10/31/07 (1)	185,000	183,637
Countrywide Home Loans, Inc.,
4.250%, due 12/19/07	85,000	84,016
CRH America, Inc.,
6.000%, due 09/30/16	500,000	485,818
CVS Caremark Corp.,
5.921%, due 06/01/10 (1)	1,500,000	1,494,855
Discover Financial Services,
6.234%, due 06/11/10 (1),(2)	1,000,000	977,330
DTE Energy Co.,
6.350%, due 06/01/16	450,000	463,565
Fortune Brands, Inc.,
5.375%, due 01/15/16	400,000	379,328
General Electric Capital Corp.,
5.560%, due 01/08/16 (1)	3,000,000	2,923,263
Goldman Sachs Group, Inc.,
5.760%, due 07/22/15 (1)	2,000,000	1,938,590
HSBC Finance Corp.,
5.630%, due 05/10/10 (1)	3,000,000	2,989,710
JPMorgan Chase & Co.,
5.585%, due 02/22/12 (1)	2,500,000	2,461,125
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	450,000	427,989
Merrill Lynch & Co., Inc.
5.899%, due 06/05/12 (1)	2,500,000	2,453,910
Morgan Stanley,
5.840%, due 10/15/15 (1)	2,000,000	1,935,708
Norfolk Southern Corp.,
5.257%, due 09/17/14	1,500,000	1,442,536
Residential Capital LLC,
6.224%, due 06/09/08 (1)	700,000	644,000
7.125%, due 11/21/08	750,000	671,250
Spectra Energy Capital LLC,
5.668%, due 08/15/14	350,000	342,218
Valero Energy Corp.,
6.875%, due 04/15/12	1,200,000	1,264,492
Wachovia Bank NA
6.024%, due 03/15/16 (1)	2,700,000	2,646,656
Wells Fargo & Co.,
5.560%, due 10/28/15 (1)	2,500,000	2,446,052

Total US corporate bonds (cost $38,790,248)		38,027,625

Asset-backed securities—13.20%
ACE Securities Corp.,
Series 06-SL1, Class M5,
5.801%, due 09/25/35 (1),(3),(4)	1,000,000	151,930
American Express Credit Account Master Trust,
Series 06-A, Class B,
5.863%, due 08/15/11 (1),(2)	1,500,000	1,495,743
AmeriCredit Automobile Receivables Trust,
Series 06-AF, Class A2,
5.610%, due 03/08/10	1,314,091	1,314,953
Banc of America Securities Auto Trust,
Series 06-G1, Class C,
5.510%, due 02/19/13	1,000,000	995,489
Capital One Auto Finance Trust,
Series 05-D, Class A3,
4.810%, due 03/15/10	900,412	899,213
Capital One Master Trust,
Series 01-1, Class A,
5.953%, due 12/15/10 (1)	5,000,000	5,004,986
Citibank Credit Card Issuance Trust,
Series 05-B1, Class B1,
4.400%, due 09/15/10	700,000	694,117
Series 03-A9, Class A9,
5.590%, due 11/22/10 (1)	5,000,000	4,994,609
Countrywide Asset-Backed Certificates,
Series 06-S9, Class A5,
5.871%, due 08/25/36 (1),(3)	500,000	378,178
First Auto Receivables Group Trust,
Series 03-2, Class A4,
3.314%, due 09/15/10 (2)	476,148	475,153
First Franklin Mortgage Loan Asset Backed Certificates,
Series 05-FFA, Class M2,
5.475%, due 03/25/25 (3),(4),(5)	960,000	432,000

Series 03-FFB, Class M2,
8.131%, due 02/25/33 (1),(3),(4)	434,752	404,854
Ford Credit Auto Owner Trust,
Series 05-A, Class A3,
3.480%, due 11/15/08	513,899	513,563
Series 05-A, Class A4,
3.720%, due 10/15/09	1,800,000	1,785,623
Franklin Auto Trust,
Series 05-1, Class C,
5.440%, due 05/20/13	600,000	603,023
GSAMP Trust,
Series 06-S6, Class A2,
5.552%, due 10/25/36 (3),(5)	150,000	82,500
Series 06-S1, Class M3,
5.881%, due 11/25/35 (1),(3)	1,000,000	30,000
Series 06-S3, Class A1,
6.085%, due 05/25/36 (5)	757,721	530,405
Series 06-S6, Class M5,
7.000%, due 10/25/36 (3),(5)	1,260,000	25,200
Series 06-S4, Class M7,
7.331%, due 05/25/36 (1),(3)	200,000	4,000
Home Equity Mortgage Trust,
Series 06-5, Class A1,
5.500%, due 01/25/37 (5)	341,529	312,708
Series 06-5, Class M7,
6.231%, due 01/25/37 (1),(3)	1,200,000	72,000
Series 06-4, Class M9,
7.431%, due 11/25/36 (1),(3),(4)	700,000	21,000
Honda Auto Receivables Owner Trust,
Series 07-3, Class A3,
5.933%, due 02/15/11 (1)	4,000,000	3,991,428
Household Automotive Trust,
Series 05-1, Class A3,
4.150%, due 02/17/10	941,014	937,303
Long Beach Mortgage Loan Trust,
Series 06-A, Class A1,
5.221%, due 05/25/36 (1)	1,203,691	993,506
M&I Auto Loan Trust,
Series 05-1, Class B,
5.020%, due 07/20/12	1,630,000	1,602,527
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL1, Class A,
5.311%, due 09/25/36 (1)	282,579	278,100
Series 05-SL2, Class B3,
7.131%, due 12/25/35 (1),(3)	1,000,000	274,132
Morgan Stanley Mortgage Loan Trust,
Series 06-10SL, Class M2,
5.631%, due 08/25/36 (1),(3)	800,000	314,721
Navistar Financial Corp. Owner Trust,
Series 04-B, Class C,
3.930%, due 10/15/12	410,241	397,548
New York City Tax Lien,
Series 05-AA, Class A,
4.780%, due 12/10/18 (2)	818,900	815,190
Nomura Asset Acceptance Corp.,
Series 06-S2, Class B1,
6.331%, due 04/25/36 (1),(2),(3),(4)	762,000	24,608
Peco Energy Transition Trust,
Series 99-A, Class A7,
6.130%, due 03/01/09	2,260,489	2,276,685
Pinnacle Capital Asset Trust,
Series 06-A, Class C,
5.770%, due 05/25/10 (2)	520,000	518,125
RAAC Series,
Series 04-SP1, Class AI4,
5.285%, due 08/25/27 (1)	1,500,000	1,463,733
Series 06-RP1, Class M4,
7.006%, due 10/25/45 (1),(2),(3)	356,387	42,766
SACO I Trust,
Series 06-5, Class 2A1,
5.281%, due 05/25/36 (1)	965,018	809,005
Series 05-8, Class M5,
5.881%, due 11/25/35 (1),(3)	2,000,000	900,000
Series 06-4, Class B1,
6.331%, due 03/25/36 (1),(3)	600,000	18,000
Series 05-WM2, Class B1,
6.500%, due 07/25/35 (3),(5)	1,500,000	165,000
Superior Wholesale Inventory Financing Trust,
Series 07-AE1, Class C,
6.353%, due 01/15/12 (1)	700,000	673,758
Susquehanna Auto Lease Trust,
Series 06-1, Class A3,
5.210%, due 03/16/09 (2)	2,050,000	2,044,855
Swift Master Auto Receivables Trust,
Series 07-1, Class A,
5.853%, due 06/15/12 (1)	5,000,000	4,873,005
Terwin Mortgage Trust,
Series 06-1, Class 2M2,
4.250%, due 01/25/37 (2),(5)	1,250,000	375,000
Series 06-2HGS, Class A2,
4.500%, due 03/25/37 (1),(2),(3)	400,000	269,780

Total asset-backed securities (cost $57,802,145)		45,280,022

Collateralized debt obligations—0.35%
Ansonia CDO Ltd.,
Series 06-1A, Class F,
6.755%, due 07/28/46 (2),(3)	700,000	478,023
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L,
6.130%, due 05/10/21 (1),(2),(3)	600,000	509,100
Duke Funding Ltd.,
Series 06-HG5A, Class C,
6.610%, due 07/03/50 (1),(2),(3)	212,000	136,931
Taberna Preferred Funding Ltd.,
Series 06-5A, Class A3,
6.810%, due 08/05/36 (1),(2),(3)	160,000	64,000

Total collateralized debt obligations (cost $1,667,978)		1,188,054

Commercial mortgage-backed securities—4.07%
Asset Securitization Corp.,
Series 96-MD6, Class A1C,
7.040%, due 11/13/29	751,285	751,595
Credit Suisse Mortgage Capital Certificates,
Series 06-TF2A, Class SVE,
6.303%, due 10/15/21 (1),(2)	1,000,000	988,698
DLJ Commercial Mortgage Corp.,
Series 98-CF2, Class A1B,
6.240%, due 11/12/31	795,032	800,733
Host Marriott Pool Trust,
Series 99-HMTA, Class A,
6.980%, due 08/03/15 (2)	1,464,086	1,492,093
Morgan Stanley Capital I,
Series 99-CAM1, Class A4,
7.020%, due 03/15/32 (1)	2,139,997	2,171,977
TW Hotel Funding 2005 LLC,
Series 05-LUX, Class A1,
6.003%, due 01/15/21 (1),(2)	1,216,390	1,207,258
Series 05-LUX, Class K,
6.953%, due 01/15/21 (1),(2)	1,216,390	1,170,182
Wachovia Bank Commercial Mortgage Trust,
Series 07-WHL8, Class A1,
5.833%, due 06/15/20 (1),(2),(4)	2,440,479	2,389,937
Series 07-ESH, Class A1,
6.203%, due 06/15/09 (1),(2)	3,000,000	2,992,530

Total commercial mortgage-backed securities (cost $14,077,486)		13,965,003

Mortgage & agency debt securities—2.80%
Adjustable Rate Mortgage Trust,
Series 05-12, Class 2A1,
5.691%, due 03/25/36 (1)	1,028,514	1,035,015
Countrywide Alternative Loan Trust,
4.250%, due 03/25/34	132,855	130,390
First Horizon Alternative Mortgage Securities Trust,
Series 05-AA7, Class 2A1,
5.406%, due 09/25/35 (1)	974,560	976,219
First Horizon Asset Securities, Inc.,
Series 06-AR1, Class 2A1,
5.863%, due 05/25/36 (1)	1,496,307	1,515,143
IndyMac INDA Mortgage Loan Trust,
Series 06-AR3, Class 1A2,
5.360%, due 12/25/36 (1)	1,272,226	1,192,911
MLCC Mortgage Investors, Inc.,
Series 06-3, Class 2A2,
6.095%, due 10/25/36 (1)	1,414,125	1,404,734
Residential Accredit Loans, Inc.,
Series 05-QS13, Class 1A6,
5.500%, due 09/25/35	933,822	928,167
Wells Fargo Mortgage Backed Securities Trust,
Series 05-AR2, Class 3A1,
4.938%, due 03/25/35 (1)	1,192,936	1,181,471
Series 06-AR1, Class 2A2,
5.554%, due 03/25/36 (1)	1,231,266	1,224,676

Total mortgage & agency debt securities (cost $9,640,331)		9,588,726

Total US bonds (cost $121,978,188)		108,049,430

International bonds—1.32%
International corporate bonds—0.56%
Cayman Islands—0.14%
Transocean, Inc.,
5.869%, due 09/05/08 (1)	500,000	499,092

Japan—0.36%
Aiful Corp.,
4.450%, due 02/16/10 (2)	800,000	768,041
Resona Bank Ltd.,
5.850%, due 04/15/16 (1),(2),(6)	500,000	470,245

		1,238,286

Luxembourg—0.06%
Telecom Italia Capital SA,
5.35%, due 11/15/13	200,000	194,100

Total international corporate bonds (cost $1,959,043)		1,931,478

International asset-backed security—0.44%
United Kingdom—0.44%
Arkle Master Issuer PLC,
Series 06-1A, Class 4C,
6.000%, due 02/17/52 (1),(2)
(cost $1,500,000)	1,500,000	1,500,000

International collateralized debt obligations—0.32%
Cayman Islands—0.32%
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class B,
6.000%, due 02/16/41 (1),(2),(3)	750,000	746,250
MM Community Funding II Ltd.,
7.609%, due 12/15/31 (1),(2),(3)	349,659	353,505

Total international collateralized debt obligations (cost $1,106,777)		1,099,755

Total international bonds (cost $4,565,820)		4,531,233

Total bonds (cost $126,544,008)		112,580,663

	Shares
Investment company—26.41%
UBS U.S. Securitized Mortgage Relationship Fund (7)
(cost $92,000,000)	7,208,545	90,569,605

	Face
	amount
Short-term investments—39.86%
Certificates of deposit—2.22%
Barclays Bank PLC,
5.20%, due 06/16/08	$3,800,000	3,803,724

Royal Bank of Scotland Group PLC,
5.44%, due 03/11/08	3,800,000	3,804,218

Total certificates of deposit (cost $7,600,000)		7,607,942

Commercial paper—17.00%
Amsterdam Funding Corp.,
5.29%, due 10/24/07 (8)	5,000,000	4,982,048

Atlantic Asset Securization Corp.,
4.86%, due 10/24/07 (8)	5,000,000	4,982,500

Bryant Park Funding LLC,
5.33%, due 10/25/07 (8)	5,000,000	4,981,214

Cancara Asset Securitisation LLC,
5.35%, due 10/29/07 (8)	5,000,000	4,978,213

Chariot Funding LLC,
6.42%, due 10/05/07 (8)	5,600,000	5,595,100

Countrywide Financial Corp.,
62.79%, due 10/09/07 (8)	100,000	98,557
33.70%, due 10/16/07 (8)	375,000	369,643

Falcon Asset Securitization Co. LLC,
6.43%, due 10/10/07 (8)	5,600,000	5,590,200

Old Line Funding Corp.,
5.34%, due 10/18/07 (8)	5,000,000	4,986,875

Ranger Funding Co. LLC,
6.43%, due 10/11/07 (8)	5,600,000	5,589,220

Regency Markets No. 1 LLC,
5.34%, due 10/15/07 (2),(8)	5,000,000	4,989,062

Scaldis Capital LLC,
5.35%, due 10/24/07 (2),(8)	5,000,000	4,981,897

Thunder Bay Funding LLC,
6.47%, due 10/01/07 (2),(8)	1,200,000	1,199,788
5.34%, due 10/22/07 (8)	5,000,000	4,983,958

Total commercial paper (cost $58,320,144)		58,308,275

	Shares
Investment company—20.46%
UBS U.S. Cash Management Prime Relationship Fund, 5.26% (7),(9)
(cost $70,169,039)	70,169,039	70,169,039

	Face amount

US government obligations—0.18%
US Treasury Bills,
4.91%, due 12/20/07(8),(10)
(cost $623,354)	$630,000	624,851

Total short-term investments (cost $136,712,537)		136,710,107

	Number of contracts
Options purchased—0.40%
Put options—0.40%
90 Day Euro-Dollar Futures strike @ USD 94.375,	2,941	55,144
expires December 2007(10)
90 Day Euro-Dollar Futures strike @ USD 94.625,	2,941	183,813
expires December 2007(10)
90 Day Euro-Dollar Futures strike @ USD 94.625,	1,287	88,481
expires March 2008(10)
10 Year US Treasury Notes Futures strike @ USD 109.50,	980	1,041,250
expires November 2007(10)

Total options purchased (cost $1,735,623)		1,368,688

Total investments—99.49% (cost $356,992,168)		341,229,063
Cash and other assets, less liabilities—0.51%		1,757,460

Net assets—100.00%		$342,986,523

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $356,992,168; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$438,552
Gross unrealized depreciation	(16,201,657)

Net unrealized depreciation	$(15,763,105)

*	Non-income producing security.
(1)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $33,566,090 or 9.79% of net assets.

(3)	Security is illiquid. At September 30, 2007, the value of these securities amounted to $5,898,478 or 1.72% of net assets.
(4)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2007, the value of these securities amounted to $3,424,329 or 1.00% of net assets.
(5)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(6)	Perpetual bond security. The maturity date reflects the next call date.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown is the effective yield at the date of purchase.
(9)	The rate shown reflects the yield at September 30, 2007.
(10)	This security was delivered to cover margin requirements for futures contracts.

CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
GSAMP	Goldman Sachs Mortgage Securities Corp.
MLCC	Merrill Lynch Credit Corp.

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/07 Market value	09/30/07 Market value as a percentage of net assets
Ansonia CDO Ltd,
Series 06-1A, Class F, 6.755%, due 07/28/46	10/25/06	$699,978	0.20%	$478,023	0.14%
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L, 6.130%, due 05/10/21	01/26/07	600,000	0.17	509,100	0.15
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class B, 6.000%, due 02/16/41	01/25/06	750,000	0.22	746,250	0.22
Duke Funding Ltd.,
Series 06-HG5A, Class C, 6.610%, due 07/03/50	05/26/06	212,000	0.06	136,931	0.04
MM Community Funding II Ltd.,
7.609%, due 12/15/31	01/25/06	356,966	0.10	353,505	0.10
Nomura Asset Acceptance Corp.,
Series 06-S2, Class B1, 6.331%, due 04/25/36	05/26/06	762,000	0.22	24,608	0.01
RAAC Series,
Series 06-RP1, Class M4, 7.006%, due 10/25/45	03/06/06	356,387	0.10	42,766	0.01
Taberna Preferred Funding Ltd.,
Series 06-5A, Class A3, 6.810%, due 08/05/36	05/26/06	156,000	0.05	64,000	0.02
Terwin Mortgage Trust,
Series 06-2HGS, Class A2, 4.500%, due 03/25/37	01/19/06	390,332	0.11	269,780	0.08

		$4,283,663	1.25%	$2,624,963	0.77%

Futures contracts

UBS Absolute Return Investment Grade Bond Relationship Fund had the following open futures contracts as of September 30, 2007:

	Expiration dates	Cost/ proceeds	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
2 Year US Treasury Notes, 59 contracts (USD)	December 2007	$12,171,676	$12,215,765	$44,089
10 Year US Treasury Notes, 539 contracts (USD)	December 2007	59,125,822	58,902,594	(223,228)

US treasury futures sell contracts:
5 Year US Treasury Notes, 830 contracts (USD)	December 2007	88,477,004	88,835,938	(358,934)
10 Year US Treasury Notes, 100 contracts (USD)	December 2007	10,890,350	10,928,125	(37,775)

Interest rate futures buy contracts:
90 Day Euro-Dollar, 129 contracts (USD)	March 2008	30,536,483	30,792,300	255,817
90 Day Euro-Dollar, 301 contracts (USD)	October 2007	71,325,660	71,357,693	32,033
90 Day Euro-Dollar, 361 contracts (USD)	December 2007	85,853,249	85,877,388	24,139
90 Day Euro-Dollar, 361 contracts (USD)	December 2009	86,022,816	86,008,250	(14,566)

Interest rate futures sell contracts:
90 Day Euro-Dollar, 4 contracts (USD)	December 2007	949,510	951,550	(2,040)
90 Day Euro-Dollar, 4 contracts (USD)	June 2008	946,635	956,250	(9,615)
90 Day Euro-Dollar, 4 contracts (USD)	September 2008	956,339	956,900	(561)
90 Day Euro-Dollar, 133 contracts (USD)	March 2008	31,477,524	31,747,100	(269,576)
90 Day Euro-Dollar, 722 contracts (USD)	December 2008	172,481,488	172,711,425	(229,937)
30 Day Federal Funds, 13 contracts (USD)	September 2007	5,147,846	5,147,599	247
30 Day Federal Funds, 13 contracts (USD)	December 2007	5,178,711	5,177,935	776
30 Day Federal Funds, 26 contracts (USD)	October 2007	10,314,369	10,323,367	(8,998)
30 Day Federal Funds, 26 contracts (USD)	November 2007	10,334,392	10,342,327	(7,935)

Net unrealized depreciation on futures contracts				$(806,064)

The segregated aggregate market value of investments delivered to cover margin requirements for the open futures positions at September 30, 2007 was $1,993,539.

Currency type abbreviation:

USD United States Dollar

Options written

UBS Absolute Return Investment Grade Bond Relationship Fund had the following open written options as of September 30, 2007.

	Expiration dates	Premiums received	Value
Put options written
90 Day Euro-Dollar Futures, 5,882 contracts, strike @ USD 94.50	December 2007	$498,205	$183,813
90 Day Euro-Dollar Futures, 1,287 contracts, strike @ USD 94.50	March 2008	269,884	56,306

Total put options written		$768,089	$240,119

Currency type abbreviation:

USD United States Dollar

Industry diversification (unaudited)(1)

As a percentage of net assets as of September 30, 2007

Bonds
US bonds
US corporate bonds
Capital markets	1.84%
Commercial banks	1.48
Construction materials	0.14
Consumer finance	1.59
Diversified financial services	2.60
Food & staples retailing	0.44
Gas utilities	0.10
Household durables	0.11
Insurance	1.46
Multi-utilities	0.13
Oil, gas & consumable fuels	0.49
Road & rail	0.43
Thrifts & mortgage finance	0.27

Total US corporate bonds	11.08
Asset-backed securities	13.20
Collateralized debt obligations	0.35
Commercial mortgage-backed securities	4.07
Mortgage & agency debt securities	2.80

Total US bonds	31.50
International bonds
International corporate bonds
Commercial banks	0.13
Consumer finance	0.22
Diversified telecommunication services	0.06
Energy equipment & services	0.15

Total international corporate bonds	0.56
International asset-backed securities	0.44
International collateralized debt obligations	0.32

Total international bonds	1.32
Total bonds	32.82
Investment company
UBS U.S. Securitized Mortgage Relationship Fund	26.41
Short-term investments	39.86
Options purchased	0.40

Total investments	99.49
Cash and other assets, less liabilities	0.51

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS Absolute Return Investment Grade Bond Relationship Fund. Figures would be different if a breakdown of the underlying investment company's industry diversification was included.

UBS Corporate Bond Relationship Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount	Value
Bonds — 94.63%
US bonds — 87.68%
US corporate bonds — 87.68%
Alcoa, Inc.,
5.950%, due 02/01/37	$5,000,000	$4,741,220
Allergan, Inc.,
5.750%, due 04/01/16	9,300,000	9,189,497
American General Finance Corp.,
4.875%, due 07/15/12	5,350,000	5,169,480
Anheuser-Busch Cos., Inc.,
6.500%, due 05/01/42	3,350,000	3,415,054
AT&T Corp.,
8.000%, due 11/15/31	4,025,000	4,897,246
Avon Products, Inc.,
7.150%, due 11/15/09	1,955,000	2,049,172
Bank of America Corp.,
5.420%, due 03/15/17	14,700,000	14,292,590
Bank One Corp.,
7.875%, due 08/01/10	10,400,000	11,127,210
Bear Stearns Cos, Inc.,
5.550%, due 01/22/17	4,095,000	3,865,549
BellSouth Corp.,
6.550%, due 06/15/34	2,500,000	2,551,263
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	4,240,000	4,044,002
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	1,375,000	1,483,838
Capital One Financial Corp.,
5.500%, due 06/01/15	9,650,000	9,194,259
6.750%, due 09/15/17	9,650,000	9,880,982
Citigroup, Inc.,
5.000%, due 09/15/14	21,275,000	20,507,355
5.625%, due 08/27/12	6,675,000	6,753,211
Comcast Cable Communications LLC,
6.750%, due 01/30/11	16,150,000	16,750,732
Comcast Corp.,
6.300%, due 11/15/17	8,200,000	8,334,759
Countrywide Financial Corp.,
5.440%, due 10/31/07(1)	4,205,000	4,174,014
Countrywide Home Loans, Inc.,
4.250%, due 12/19/07	1,905,000	1,882,952
Credit Suisse First Boston USA, Inc.,
6.500%, due 01/15/12	4,545,000	4,749,907
CRH America, Inc.,
6.000%, due 09/30/16	2,500,000	2,429,090
CVS Caremark Corp.,
5.750%, due 06/01/17	8,400,000	8,198,828
Devon Financing Corp. ULC,
6.875%, due 09/30/11	2,570,000	2,716,737
Dominion Resources, Inc., Series B,
5.950%, due 06/15/35	2,700,000	2,530,413
DTE Energy Co.,
6.350%, due 06/01/16	2,720,000	2,801,994
Enterprise Products Operating LP, Series B,
6.875%, due 03/01/33	2,500,000	2,555,943
Erac USA Finance Co.,
8.000%, due 01/15/11(2)	1,660,000	1,789,736
Exelon Generation Co. LLC,
5.350%, due 01/15/14	8,395,000	8,159,403
Florida Power Corp.,
6.350%, due 09/15/37	1,020,000	1,039,548
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09	37,945,000	36,649,709
Fortune Brands, Inc.,
5.375%, due 01/15/16	9,125,000	8,653,411
General Electric Capital Corp.,
5.625%, due 09/15/17	8,000,000	7,997,808
6.000%, due 06/15/12	22,900,000	23,613,220
GMAC LLC,
6.875%, due 09/15/11	6,365,000	6,057,341
Goldman Sachs Group, Inc.,
6.875%, due 01/15/11	13,425,000	14,050,793
HSBC Bank USA N.A.,
5.625%, due 08/15/35	7,425,000	6,698,367

HSBC Finance Corp.,
6.750%, due 05/15/11	8,600,000	8,969,516
ICI Wilmington, Inc.,
4.375%, due 12/01/08	6,100,000	6,070,012
International Lease Finance Corp.,
3.500%, due 04/01/09	16,900,000	16,551,268
JP Morgan Chase Capital XXV,
6.800%, due 10/01/37	1,925,000	1,927,932
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	5,125,000	4,874,316
5.800%, due 03/15/35	7,385,000	6,521,664
7.400%, due 03/15/31	2,675,000	2,864,962
Lehman Brothers Holdings, Inc.,
5.500%, due 04/04/16	3,205,000	3,022,636
5.590%, due 01/12/12(1)	8,045,000	7,741,285
6.500%, due 07/19/17	3,655,000	3,704,112
7.000%, due 09/27/27	875,000	895,901
MBNA Corp.,
7.500%, due 03/15/12	2,575,000	2,789,114
Merrill Lynch & Co., Inc.,
5.700%, due 05/02/17	3,700,000	3,597,266
6.050%, due 08/15/12	325,000	333,229
Metlife, Inc.,
5.000%, due 11/24/13	5,100,000	5,005,247
MidAmerican Energy Holdings Co.,
5.950%, due 05/15/37	2,850,000	2,691,908
Morgan Stanley,
5.375%, due 10/15/15	5,750,000	5,518,563
6.750%, due 04/15/11	15,150,000	15,833,719
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	4,625,000	5,855,472
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	3,575,000	3,510,975
PPL Energy Supply LLC, Series A,
6.000%, due 12/15/36	1,800,000	1,616,398
6.400%, due 11/01/11	4,675,000	4,823,651
Prologis,
5.625%, due 11/15/15	2,700,000	2,587,710
PSEG Power LLC,
6.950%, due 06/01/12	7,915,000	8,348,235
Residential Capital LLC,
6.224%, due 06/09/08(1)	3,475,000	3,197,000
7.125%, due 11/21/08	7,040,000	6,300,800
7.375%, due 06/30/10	25,675,000	21,310,250
Spectra Energy Capital LLC,
5.668%, due 08/15/14	2,670,000	2,610,635
Sprint Capital Corp.,
8.750%, due 03/15/32	6,875,000	7,883,831
Teva Pharmaceutical Finance LLC,
5.550%, due 02/01/16	2,505,000	2,433,480
Time Warner, Inc.,
6.875%, due 05/01/12	7,650,000	8,027,000
US Bank N.A.,
6.375%, due 08/01/11	2,400,000	2,499,595
Valero Energy Corp.,
7.500%, due 04/15/32	875,000	959,825
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	3,800,000	4,045,613
Wachovia Bank N.A.,
5.850%, due 02/01/37	3,430,000	3,277,231
7.800%, due 08/18/10	6,150,000	6,588,698
Wachovia Corp.,
5.300%, due 10/15/11	4,650,000	4,671,581
Washington Mutual Bank,
5.500%, due 01/15/13	13,100,000	12,625,256
5.930%, due 05/20/13(1)	4,525,000	4,310,085
Waste Management, Inc.,
7.375%, due 08/01/10	2,875,000	3,042,923
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	7,775,000	7,598,111
6.450%, due 02/01/11	12,450,000	12,920,286
Weyerhaeuser Co.,
6.750%, due 03/15/12	6,575,000	6,826,047

Total US corporate bonds
(cost $540,120,462)		531,779,971

International bonds — 6.95%
International corporate bonds — 6.06%
Canada — 0.45%

Anadarko Finance Co., Series B,
6.750%, due 05/01/11	2,575,000	2,691,805

Cayman Islands — 0.25%
Transocean, Inc.,
7.500%, due 04/15/31	1,345,000	1,490,294

Luxembourg — 2.28%
Telecom Italia Capital SA,
5.250%, due 11/15/13	14,250,000	13,829,596

United Kingdom — 3.08%
Abbey National PLC,
7.950%, due 10/26/29	1,850,000	2,244,455
AstraZeneca PLC,
6.450%, due 09/15/37	3,305,000	3,426,842
Royal Bank of Scotland Group PLC,
7.640%, due 09/29/17(1),(3)	6,700,000	7,044,514
9.118%, due 03/31/10(3)	2,900,000	3,105,204
SABMiller PLC,
6.500%, due 07/01/16(2)	2,805,000	2,874,107

		18,695,122

Total international corporate bonds
(cost $36,870,278)		36,706,817

Sovereign/supranational bond — 0.89%
Pemex Project Funding Master Trust,
8.000%, due 11/15/11
(Cost $5,325,879)	4,950,000	5,407,875

Total international bonds
(cost $42,196,157)		42,114,692

Total bonds
(cost $582,316,619)		573,894,663

Short-term investments — 4.47%
Commercial paper — 1.30%
Countrywide Financial Corp.,
62.79%, due on 10/09/07(4)	2,500,000	2,463,915
33.70%, due on 10/16/07(4)	5,525,000	5,446,072

(cost $7,917,584)		7,909,987

	Shares
Other — 3.17%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(5),(6)
(cost $19,204,576)	19,204,576	19,204,576

Total short-term investments
(cost $27,122,160)		27,114,563

Total investments— 99.10%
(cost $609,438,779)		601,009,226
Cash and other assets, less liabilities — 0.90%		5,475,851

Net assets — 100.00%		$606,485,077

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $609,438,779; and net unrealized depreciation consisted of:

Gross unrealized appreciation		$2,808,296
Gross unrealized depreciation		(11,237,849)

Net unrealized depreciation		$(8,429,553)

(1)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At September 30, 2007, the value of these securities amounted to $4,663,843 or 0.77% of net assets.

(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	The rate shown is the effective yield at the date of purchase.
(5)	Investment in affiliated mutual fund.
(6)	The rate shown reflects the yield at September 30, 2007.

GMAC General Motors Acceptance Corp.

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

Bonds
US bonds
US corporate bonds
Beverages	0.56%
Capital markets	9.97
Chemicals	1.00
Commercial banks	9.13
Commercial services & supplies	0.50
Construction materials	0.40
Consumer finance	15.25
Diversified financial services	13.83
Diversified telecommunication services	3.20
Electric utilities	1.81
Food & staples retailing	1.35
Gas utilities	0.43
Household durables	1.43
Insurance	0.83
Media	5.46
Metals & mining	0.78
Multi-utilities	4.04
Oil, gas & consumable fuels	3.38
Paper & forest products	1.13
Personal products	0.34
Pharmaceuticals	2.58
Real estate investment trusts (REITs)	0.43
Road & rail	0.54
Thrifts & mortgage finance	8.34
Wireless telecommunication services	0.97

Total US corporate bonds	87.68

International bonds
International corporate bonds
Beverages	0.48
Commercial banks	2.04
Diversified telecommunication services	2.28
Energy equipment & services	0.25
Oil, gas & consumable fuels	0.44
Pharmaceuticals	0.57

Total international corporate bonds	6.06
Sovereign/supranational bond	0.89

Total international bonds	6.95

Total bonds	94.63
Short-term investments	4.47

Total investments	99.10
Cash and other assets, less liabilities	0.90

Net assets	100.00%

UBS High Yield Relationship Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount	Value
Bonds — 56.84%
US bonds — 52.11%
US corporate bonds — 42.47%
AAC Group Holding Corp.,
0.000%, due 10/01/12(1)	$1,000,000	$890,000
Abitibi-Consolidated Finance LP,
7.875%, due 08/01/09	3,333,000	2,966,370
Activant Solutions, Inc.,
9.500%, due 05/01/16	250,000	220,000
Affinion Group, Inc.,
10.125%, due 10/15/13	600,000	633,000
Ahern Rentals, Inc.,
9.250%, due 08/15/13	2,425,000	2,334,062
AK Steel Corp.,
7.750%, due 06/15/12	1,575,000	1,594,687
American Cellular Corp.,
Series B, 10.000%, due 08/01/11	276,000	288,420
American Rock Salt Co. LLC,
9.500%, due 03/15/14	800,000	818,000
AmeriQual Group LLC and AmeriQual Finance Corp.,
9.500%, due 04/01/12(2)	1,375,000	1,237,500
ARAMARK Corp.,
8.856%, due 02/01/15(3)	2,775,000	2,802,750
ArvinMeritor, Inc.,
8.125%, due 09/15/15	1,900,000	1,843,000
Ashtead Capital, Inc.,
9.000%, due 08/15/16(2)	300,000	295,875
Baker & Taylor, Inc.,
11.500%, due 07/01/13(2)	425,000	417,031
Boise Cascade LLC,
7.125%, due 10/15/14	4,050,000	3,888,000
Bowater, Inc.,
9.000%, due 08/01/09	3,250,000	3,055,000
Brookstone Co., Inc.,
12.000%, due 10/15/12	300,000	297,000
Buckeye Technologies, Inc.,
8.000%, due 10/15/10	997,000	1,016,940
Cadmus Communications Corp.,
8.375%, due 06/15/14	1,275,000	1,180,969
Caesars Entertainment, Inc.,
7.875%, due 03/15/10	4,000,000	4,080,000
8.125%, due 05/15/11	800,000	816,000
Carriage Services, Inc.,
7.875%, due 01/15/15	1,150,000	1,150,000
Cellu Tissue Holdings, Inc.,
9.750%, due 03/15/10	1,100,000	1,078,000
Century Aluminum Co.,
7.500%, due 08/15/14	750,000	757,500
Cenveo Corp.,
7.875%, due 12/01/13	550,000	500,500
Chukchansi Economic Development Authority,
8.000%, due 11/15/13(2)	875,000	883,750
Circus & Eldorado Joint Venture Corp. / Silver Legacy Capital Corp.,
10.125%, due 03/01/12	500,000	521,250
Citizens Communications Co.,
9.000%, due 08/15/31	500,000	507,500
CMP Susquehanna Corp.,
9.875%, due 05/15/14	750,000	697,500
Coleman Cable, Inc.,
9.875%, due 10/01/12(2)	450,000	437,625
Community Health Systems, Inc.,
8.875%, due 07/15/15(2)	5,250,000	5,394,375
Comstock Resources, Inc.,
6.875%, due 03/01/12	750,000	721,875
Countrywide Financial Corp.,
5.440%, due 10/31/07(3)	745,000	739,510
Countrywide Home Loans, Inc.,
4.250%, due 12/19/07	340,000	336,065
CPG International I, Inc.,
12.130%, due 07/01/12(3)	370,000	374,163
CSC Holdings, Inc.,
Series B, 7.625%, due 04/01/11	800,000	802,000
Series B, 8.125%, due 08/15/09	700,000	712,250
Da-Lite Screen Co., Inc.,
9.500%, due 05/15/11	625,000	654,688
Deluxe Corp.,
5.000%, due 12/15/12	1,425,000	1,254,000
7.375%, due 06/01/15	150,000	148,125
Dycom Industries, Inc.,
8.125%, due 10/15/15	600,000	610,500
Dynegy Holdings, Inc.,
8.375%, due 05/01/16	800,000	804,000

Easton-Bell Sports, Inc.,
8.375%, due 10/01/12	875,000	822,500
Edison Mission Energy,
7.625%, due 05/15/27(2)	1,250,000	1,206,250
Ford Motor Credit Co. LLC,
7.375%, due 10/28/09	7,475,000	7,329,664
Freescale Semiconductor, Inc.,
8.875%, due 12/15/14	1,225,000	1,182,125
10.125%, due 12/15/16	720,000	669,600
General Motors Corp.,
7.200%, due 01/15/11	4,975,000	4,751,125
Glatfelter,
7.125%, due 05/01/16	225,000	223,875
GMAC LLC,
7.250%, due 03/02/11	7,775,000	7,537,202
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	1,000,000	1,005,000
Harland Clarke Holdings Corp.,
9.500%, due 05/15/15	750,000	669,375
10.308%, due 05/15/15(3)	5,675,000	5,064,937
Harrah’s Operating Co., Inc.,
5.500%, due 07/01/10	2,770,000	2,659,200
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.,
8.875%, due 04/01/15(2),(4)	2,700,000	2,720,250
HCA, Inc.,
9.125%, due 11/15/14(2)	300,000	316,500
9.250%, due 11/15/16(2)	300,000	318,750
Hercules, Inc.,
6.500%, due 06/30/29	500,000	405,000
Insight Communications Co., Inc.,
12.250%, due 02/15/11(1)	550,000	567,875
Interface, Inc.,
10.375%, due 02/01/10	1,000,000	1,055,000
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	1,250,000	1,243,750
Jefferson Smurfit Corp.,
8.250%, due 10/01/12	825,000	827,062
Kansas City Southern Railway Co.,
7.500%, due 06/15/09	1,000,000	1,011,250
Land O’ Lakes, Inc.,
8.750%, due 11/15/11	225,000	231,469
Landry’s Restaurants, Inc.,
Series B, 7.500%, due 12/15/14	1,000,000	995,000
Lehman Brothers Holdings, Inc.,
6.500%, due 07/19/17	900,000	912,093
Levi Strauss & Co.,
12.250%, due 12/15/12	1,150,000	1,236,516
LIN Television Corp.,
6.500%, due 05/15/13	3,250,000	3,160,625
Series B, 6.500%, due 05/15/13	1,900,000	1,847,750
Lyondell Chemical Co.,
6.875%, due 06/15/17	1,145,000	1,242,325
Mediacom LLC / Mediacom Capital Corp.,
9.500%, due 01/15/13	1,350,000	1,366,875
Mirant Americas Generation LLC,
8.300%, due 05/01/11	1,050,000	1,060,500
9.125%, due 05/01/31	675,000	671,625
Mirant North America LLC,
7.375%, due 12/31/13	250,000	253,750
Momentive Performance Materials, Inc.,
9.750%, due 12/01/14(2)	825,000	816,750
MTR Gaming Group, Inc.,
Series B, 9.000%, due 06/01/12	625,000	618,750
Series B, 9.750%, due 04/01/10	1,000,000	1,027,500
Neenah Foundary Co.,
9.500%, due 01/01/17	810,000	741,150
Nexstar Finance Holdings LLC / Nexstar Finance Holdings Inc.,
0.000%, due 04/01/13(1)	4,050,000	3,989,250
Nexstar Finance, Inc.,
7.000%, due 01/15/14	700,000	672,000
NRG Energy, Inc.,
7.375%, due 02/01/16	350,000	350,875
7.375%, due 01/15/17	750,000	750,000
Owens-Illinois, Inc.,
7.500%, due 05/15/10	1,000,000	1,007,500
Pantry, Inc.,
7.750%, due 02/15/14	1,250,000	1,206,250
Pathmark Stores, Inc.,
8.750%, due 02/01/12	500,000	500,000
Pokagon Gaming Authority,
10.375%, due 06/15/14(2)	700,000	768,250
Prestige Brands, Inc.,
9.250%, due 04/15/12	1,000,000	1,010,000
Psychiatric Solutions, Inc.,
7.750%, due 07/15/15	900,000	911,250
Qwest Communications International, Inc.,
7.250%, due 02/15/11	500,000	505,625
R.H. Donnelley Corp.,
Series A-3, 8.875%, due 01/15/16	1,100,000	1,120,625
Realogy Corp.,
10.500%, due 04/15/14(2)	425,000	362,313
12.375%, due 04/15/15(2)	425,000	320,875

Reliant Energy, Inc.,
6.750%, due 12/15/14	5,540,000	5,595,400
Residential Capital LLC,
6.224%, due 06/09/08(3)	500,000	460,000
Restaurant Co.,
10.000%, due 10/01/13	850,000	754,375
River Rock Entertainment Authority,
9.750%, due 11/01/11	1,000,000	1,032,500
San Pasqual Casino,
8.000%, due 09/15/13(2)	750,000	757,500
Sanmina-SCI Corp.,
8.125%, due 03/01/16	650,000	562,250
8.444%, due 06/15/14(2),(3)	1,080,000	1,031,400
Sequa Corp.,
9.000%, due 08/01/09	950,000	988,000
Sheridan Group, Inc.,
10.250%, due 08/15/11	1,175,000	1,185,281
Sinclair Broadcast Group, Inc.,
8.000%, due 03/15/12	551,000	563,398
Smurfit-Stone Container Enterprises, Inc.,
8.000%, due 03/15/17	300,000	294,750
Stanadyne Corp.,
Series 1, 10.000%, due 08/15/14	775,000	778,875
Terra Capital, Inc.,
Series B, 7.000%, due 02/01/17	600,000	585,000
Tube City IMS Corp.,
9.750%, due 02/01/15	625,000	610,938
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15(2)	725,000	719,563
TXU Energy Co. LLC,
7.000%, due 03/15/13	1,600,000	1,757,024
Unisys Corp.,
8.000%, due 10/15/12	700,000	663,250
United Rentals North America, Inc.,
6.500%, due 02/15/12	5,325,000	5,391,562
7.750%, due 11/15/13	5,700,000	5,871,000
Universal Hospital Services, Inc.,
8.500%, due 06/01/15(2),(4)	130,000	128,700
8.759%, due 06/01/15(2),(3)	130,000	129,350
Univision Communications, Inc.,
7.850%, due 07/15/11	350,000	350,000
9.750%, due 03/15/15(2),(4)	5,250,000	5,118,750
US Concrete, Inc.,
8.375%, due 04/01/14	5,719,000	5,318,670
Verso Paper Holdings LLC and Verson Paper, Inc.,
Series B, 9.125%, due 08/01/14	1,350,000	1,390,500
Vertis, Inc.,
Series B, 10.875%, due 06/15/09	775,000	745,937
Wheeling Island Gaming, Inc.,
10.125%, due 12/15/09	900,000	902,250
Whiting Petroleum Corp.,
7.250%, due 05/01/12	1,155,000	1,134,787
Wimar Opco LLC / Wimar Opco Finance Corp.,
9.625%, due 12/15/14(2)	3,000,000	2,325,000
Wind Acquisition Finance SA,
10.750%, due 12/01/15(2)	850,000	941,375
Windstream Corp.,
8.625%, due 08/01/16	700,000	746,375
Xerox Capital Trust I,
8.000%, due 02/01/27	4,050,000	4,085,887

Total US corporate bonds
(cost $173,630,862)		173,923,208

US government obligations — 9.64%
US Treasury Notes,
4.625%, due 11/15/16
(cost $39,368,585)	39,275,000	39,468,311

Total US bonds
(cost $212,999,447)		213,391,519

International bonds — 4.73%
International corporate bonds — 4.73%
Bermuda — 0.08%
Intelsat Subsidiary Holding Co. Ltd.,
8.625%, due 01/15/15	300,000	306,000

Canada — 3.28%
Abitibi-Consolidated, Inc.,
6.950%, due 04/01/08	3,300,000	3,151,500
8.550%, due 08/01/10	1,175,000	969,375
Ainsworth Lumber Co. Ltd.,
7.250%, due 10/01/12	325,000	222,625
Bowater Canada Finance Corp.,
7.950%, due 11/15/11	1,475,000	1,213,188
Great Canadian Gaming Corp.,
7.250%, due 02/15/15(2)	200,000	200,000
Millar Western Forest Products Ltd.,
7.750%, due 11/15/13	1,000,000	790,000
Quebecor Media, Inc.,
7.750%, due 03/15/16	600,000	572,250
Quebecor World Capital Corp.,
8.750%, due 03/15/16(2)	1,340,000	1,216,050
Stone Container Finance,
7.375%, due 07/15/14	5,325,000	5,085,374

		13,420,362

Netherlands — 1.23%
Clondalkin Acquisition BV,
7.694%, due 12/15/13(2),(3)	3,625,000	3,480,000
Montell Finance Co. BV,
8.100%, due 03/15/27(2)	850,000	739,500
NXP BV / NXP Funding LLC,
7.875%, due 10/15/14	300,000	288,750
9.500%, due 10/15/15	300,000	279,750
Sensata Technologies BV,
8.000%, due 05/01/14	250,000	243,750

		5,031,750

United Kingdom — 0.14%
Ineos Group Holdings PLC,
8.500%, due 02/15/16(2)	600,000	574,500

Total international bonds
(cost $20,238,209)		19,332,612

Total bonds
(cost $233,237,656)		232,724,131

	Shares
Equities — 0.00%(5)
US equities — 0.00%(5)
Media — 0.00%(5)
Pegasus Communications Corp., Class A*	1	127
Xanadoo Co.*	23	4,853

Total US equities
(cost $86,272)		4,980

	Number of warrants
Warrants — 0.00%
Dayton Superior Corp., expires 6/15/09*(2),(6),(7)	1,500	0
HF Holdings, Inc., expires 9/27/09*(2),(6)	8,680	0
Pliant Corp., expires 06/01/10*(2),(6),(7)	5	0

Total warrants		0

(cost $4,746,048)

	Face amount
Short-term investments — 43.37%
Commercial paper — 0.11%
Countrywide Financial Corp.,
62.79%, due 10/09/07(8)
(cost $444,226)	$450,000	443,505

	Shares
Other — 20.06%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(9),(10)	82,173,462	82,173,462

(cost $82,173,462)

	Face amount
Repurchase agreement — 23.20%
Repurchase agreement dated 09/28/07 with Goldman Sachs, Inc., 4.900%, due 10/01/07 collateralized by $22,170,000 Fannie Mae obligations, 3.750% to 6.750%, due 10/28/08 to 03/16/20; $175,000 Federal Farm Credit Bank obligations, 5.376%, due 07/16/11; $53,935,000 Federal Home Loan Bank obligations, 4.000% to 6.010%, due 10/03/08 to 08/28/25; $20,164,000 Freddie Mac obligations, 4.750% to 5.870%, due 09/22/10 to 01/22/37; (value - $96,900,526); proceeds: $95,038,792
(cost $95,000,000)	$95,000,000	95,000,000

Total short-term investments
(cost $177,617,688)		177,616,967

Total investments — 100.21%
(cost $415,687,664)		410,346,078
Liabilities, in excess of cash and other assets — (0.21)%		(865,312)

Net assets — 100.00%		$409,480,766

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $415,687,664; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,462,568
Gross unrealized depreciation	(7,804,154)

Net unrealized depreciation	$(5,341,586)

*	Non-income producing security.
(1)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $32,857,782 or 8.02% of net assets.
(3)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(4)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(5)	Amount represents less than 0.005%.
(6)	Security is illiquid. At September 30, 2007, the value of these securities amounted to $0 or 0.00% of net assets.
(7)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2007, the value of these securities amounted to $0 or 0.00% of net assets.
(8)	The rate shown is the effective yield at the date of purchase.
(9)	Investment in affiliated mutual fund.
(10)	The rate shown reflects the yield at September 30, 2007.
GMAC	General Motors Acceptance Corp.

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/07 Market value	09/30/07 Market value as a percentage of net assets
Dayton Superior Corp., expires 06/15/09	08/17/00	$0	0.00%	$0	0.00%
HF Holdings, Inc., expires 09/27/09	01/08/01	4,746,048	1.16	0	0.00
Pliant Corp., expires 06/01/10	11/27/00	0	0.00	0	0.00

		$4,746,048	1.16%	$0	0.00%

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

Bonds
US bonds
US corporate bonds

Aerospace/defense	0.91%
Apparel/textiles	0.30
Automotive	1.80
Broadcasting	3.83
Building materials	1.65
Cable	0.84
Capital goods	0.96
Chemicals	0.74
Consumer products	0.82
Containers	0.52
Diversified financial services	4.23
Diversified media	0.43
Energy	0.72
Food & drug retailers	0.12
Food/beverage/tobacco	0.36
Gaming	4.48
Healthcare	2.05
Metals/mining	0.57
Non-food & drug retailers	0.37
Paper	3.32
Printing & publishing	2.90
Railroads	0.25
Restaurants	0.43
Services	3.39
Steel	0.54
Technology	2.20
Telecommunications	0.73
Transportation ex air/rail	0.24
Utilities	2.77

Total US corporate bonds	42.47
US government obligations	9.64

Total US bonds	52.11

International bonds
International corporate bonds
Capital goods	0.91
Chemicals	0.32
Containers	1.24
Diversified media	0.44
Gaming	0.05
Paper	1.56
Technology	0.14
Telecommunications	0.07

Total international corporate bonds	4.73

Total bonds	56.84
Equities	0.00 (1)
Warrants	0.00
Short-term investments	43.37

Total Investments	100.21
Liabilities, in excess of cash and other assets	(0.21)

Net assets	100.00%

(1)	Amount represents less than 0.005%.

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments

September 30, 2007 (unaudited)

		Face amount	Value
International bonds — 68.10%
Argentina — 26.63%
Argentina Prestamos Garantizadad,
8.320%, due 01/14/09	ARS	1,800,000	$771,551
8.320%, due 05/15/09		1,912,922	1,633,834
Fideicomiso Financiero Pagan IV,
4.000%, due 12/22/11		9,000,000	2,886,173
Republic of Argentina,
0.000%, due 12/15/35(1)		$13,800,000	1,807,800
5.389%, due 08/03/12(1)		25,050,000	14,203,350
Republic of Argentina, DISC, Series B
5.830%, due 12/31/33(1)	ARS	5,900,000	2,291,062

			23,593,770

Brazil — 13.16%
Federal Republic of Brazil,
6.000%, due 05/15/45	BRL	13,000,000	11,656,516

Indonesia — 9.72%
Majapahit Holding BV,
7.875%, due 06/29/37		$8,700,000	8,616,263

Kazakhstan — 1.46%
CenterCredit International BV,
8.250%, due 09/30/11(2)	KZT	170,000,000	1,293,096

Malaysia — 5.80%
Johor Corp.,
1.000%, due 07/31/12	MYR	15,100,000	5,140,426

Turkey — 8.29%
Republic of Turkey Credit-Linked Notes,
15.000%, due 02/11/10		$5,800,000	7,342,742

Venezuela — 3.04%
Republic of Venezuela,
5.750%, due 02/26/16		$3,190,000	2,695,550

Total international bonds (cost $56,637,061)			60,338,363

Short-term investments — 24.85%
Egypt — 9.24%
Egypt Treasury Bill,
7.76%, due 06/03/08(2),(3)
(cost $8,011,400)	EGP	48,000,000	8,188,564

Ukraine — 4.59%
Republic of Ukraine Credit-Linked Notes,
14.50%, due 03/30/08
(cost $3,919,767)	UAH	19,600,000	4,064,464

		Shares
Investment company — 11.02%
UBS U.S. Cash Management Prime Relationship Fund, 5.26%(4),(5)
(cost $9,759,246)		9,759,246	9,759,246

Total short-term investments (cost $21,690,413)			22,012,274

Total investments — 92.95% (cost $78,327,474)			82,350,637
Cash and other assets, less liabilities — 7.05%			6,241,880

Net assets — 100.00%			$88,592,517

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $78,327,474; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,540,969
Gross unrealized depreciation	(2,517,806)

Net unrealized appreciation	$4,023,163

(1)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(2)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2007 the value of these securities amounted to $9,481,660 or 10.70% of net assets.
(3)	Reflects annualized yield at September 30, 2007 on zero coupon bonds.
(4)	Investment in affiliated mutual fund.
(5)	The rate shown reflects the yield at September 30, 2007.
DISC	Discount bond

Currency type abbreviations:

ARS	Argentine Peso
BRL	Brazilian Real
EGP	Egyptian Pound
KZT	Kazakhstan Tenge
MYR	Malaysian Ringgit
UAH	Ukrainian Hryvnia

Forward foreign currency contracts

UBS Opportunistic Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of September 30, 2007:

	Contracts to deliver	In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
Brazilian Real	18,260,500	USD	9,516,105	11/23/07	$(387,542)
Chilean Peso	4,400,000,000	USD	8,283,133	11/23/07	(327,711)
New Turkish Lira	11,200,000	USD	8,284,924	11/23/07	(830,292)
United States Dollar	8,606,357	CLP	4,400,000,000	11/23/07	4,487

Net unrealized depreciation on forward foreign currency contracts					$(1,541,058)

Currency type abbreviations:

CLP	Chilean Peso
USD	United States Dollar

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

International bonds
Diversified financial services	1.46%
Electric utilities	9.72
Real estate investment trusts (REITs)	5.80
Software	3.26
Foreign government bonds	47.86

Total international bonds	68.10
Short-term investments	24.85

Total investments	92.95
Cash and other assets, less liabilities	7.05

Net assets	100.00%

UBS Opportunistic High Yield Relationship Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount	Value
Bonds — 92.15%
US bonds — 67.53%
US corporate bonds — 67.48%
American Cellular Corp., Series B
10.000%, due 08/01/11	$2,020,000	$2,110,900
ARAMARK Corp.,
8.856%, due 02/01/15(1)	1,475,000	1,489,750
ArvinMeritor, Inc.,
8.125%, due 09/15/15	4,250,000	4,122,500
Boise Cascade LLC,
7.125%, due 10/15/14	2,800,000	2,688,000
Bowater, Inc.,
9.000%, due 08/01/09	1,700,000	1,598,000
Cadmus Communications Corp.,
8.375%, due 06/15/14	1,650,000	1,528,313
Century Aluminum Co.,
7.500%, due 08/15/14	1,000,000	1,010,000
Cincinnati Bell, Inc.,
8.375%, due 01/15/14	6,200,000	6,184,500
Countrywide Financial Corp.,
5.440%, due 10/31/07(1)	280,000	277,937
Countrywide Home Loans, Inc.,
4.250%, due 12/19/07	125,000	123,553
CSC Holdings, Inc., Series B
7.625%, due 04/01/11	1,000,000	1,002,500
Deluxe Corp.,
5.000%, due 12/15/12	4,925,000	4,334,000
Dynegy Holdings, Inc.,
8.375%, due 05/01/16	2,500,000	2,512,500
Ford Motor Credit Co. LLC,
7.375%, due 10/28/09	2,000,000	1,961,114
Freeport-McMoRan Copper & Gold, Inc.,
8.564%, due 04/01/15(1)	2,500,000	2,596,875
Freescale Semiconductor, Inc.,
8.875%, due 12/15/14	3,000,000	2,895,000
GMAC LLC,
7.250%, due 03/02/11	5,750,000	5,574,136
Harland Clarke Holdings Corp.,
10.308%, due 05/15/15(1)	3,335,000	2,976,487
Ingles Markets, Inc.,
8.875%, due 12/01/11	2,650,000	2,703,000
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	2,850,000	2,835,750
Landry’s Restaurants, Inc., Series B
7.500%, due 12/15/14	6,000,000	5,970,000
Levi Strauss & Co.,
12.250%, due 12/15/12	3,250,000	3,494,501
LIN Television Corp.,
6.500%, due 05/15/13	1,150,000	1,118,375
Mediacom LLC/Mediacom Capital Corp.,
9.500%, due 01/15/13	2,975,000	3,012,187
Mirant Americas Generation LLC,
8.300%, due 05/01/11	4,450,000	4,494,500
Mirant North America LLC,
7.375%, due 12/31/13	2,000,000	2,030,000
Nexstar Finance, Inc.,
7.000%, due 01/15/14	1,850,000	1,776,000
NRG Energy, Inc.,
7.375%, due 01/15/17	1,650,000	1,650,000
Owens-Brockway Glass Container, Inc.,
8.250%, due 05/15/13	1,850,000	1,914,750
Pantry, Inc.,
7.750%, due 02/15/14	1,200,000	1,158,000
River Rock Entertainment Authority,
9.750%, due 11/01/11	2,200,000	2,271,500
Sanmina-SCI Corp.,
8.444%, due 06/15/14(1),(2)	1,715,000	1,637,825
Sheridan Group, Inc.,
10.250%, due 08/15/11	4,050,000	4,085,437
Sinclair Broadcast Group, Inc.,
8.000%, due 03/15/12	2,131,000	2,178,948

Smurfit-Stone Container Enterprises, Inc.,
8.000%, due 03/15/17	625,000	614,063
United Rentals North America, Inc.,
7.750%, due 11/15/13	7,500,000	7,725,000
Univision Communications, Inc.,
7.850%, due 07/15/11	1,200,000	1,200,000
9.750%, due 03/15/15(2),(3)	2,000,000	1,950,000
Whiting Petroleum Corp.,
7.000%, due 02/01/14	2,000,000	1,920,000
Xerox Capital Trust I,
8.000%, due 02/01/27	6,600,000	6,658,483

Total US corporate bonds
(cost $109,096,292)		107,384,384

Asset-backed security — 0.05%
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFA, Class B2,
6.000%, due 09/25/26(2),(4),(5)
(cost $3,861,807)	4,175,220	82,786

Total US bonds (cost $112,958,099)		107,467,170

International bonds — 24.62%
International corporate bonds — 24.62%
Canada — 23.28%
Abitibi-Consolidated, Inc.,
6.950%, due 04/01/08	4,518,000	4,314,690
8.550%, due 08/01/10	6,675,000	5,506,875
Bowater Canada Finance Corp.,
7.950%, due 11/15/11	8,680,000	7,139,300
Quebecor World Capital Corp.,
4.875%, due 11/15/08	14,500,000	14,065,000
Stone Container Finance,
7.375%, due 07/15/14	6,300,000	6,016,500

		37,042,365

Netherlands — 1.34%
Montell Finance Co. BV,
8.100%, due 03/15/27(2)	2,450,000	2,131,500

Total international corporate bonds
(cost $42,473,616)		39,173,865

Total bonds
(cost $155,431,715)		146,641,035

Short-term investments — 6.89%
Commercial paper — 0.10%
Countrywide Financial Corp.,
62.79%, due 10/09/07(6)
(cost $148,075)	150,000	147,835

	Shares
Other — 6.79%
UBS Supplementary Trust — U.S. Cash Management Prime Fund,
5.27%(7),(8)
(cost $10,809,446)	10,809,446	10,809,446

Total short-term investments
(cost $10,957,521)		10,957,281

Total investments — 99.04%
(cost $166,389,236)		157,598,316
Cash and other assets, less liabilities — 0.96%		1,532,975

Net assets — 100.00%		$159,131,291

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $166,389,236; and net unrealized depreciation consisted of:

Gross unrealized appreciation		$534,879
Gross unrealized depreciation		(9,325,799)

Net unrealized depreciation		$(8,790,920)

(1)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $5,802,111 or 3.65% of net assets.

(3)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(4)	Security is illiquid. At September 30, 2007, the value of this security amounted to $82,786 or 0.05% of net assets.
(5)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(6)	The rate shown is the effective yield at the date of purchase.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at September 30, 2007.
GMAC	General Motors Acceptance Corp.

Restricted security

Security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/07 Market value	09/30/07 Market value as a percentage of net assets
First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FFA, Class B2, 6.000%, due 09/25/26	11/03/06	$3,854,670	2.42%	$82,786	0.05%

UBS Opportunistic High Yield Relationship Fund

Industry diversification (unaudited)

As of September 30, 2007

Bonds
US bonds
US corporate bonds
Apparel/textiles	2.20%
Automotive	2.59
Broadcasting	5.17
Cable	2.52
Capital goods	0.94
Containers	1.59
Diversified financial services	4.99
Energy	2.24
Food & drug retailers	1.70
Gaming	3.21
Metals/mining	2.27
Non-food & drug retailers	0.73
Paper	2.69
Printing & publishing	8.12
Restaurants	3.75
Services	4.85
Technology	7.03
Telecommunications	5.21
Utilities	5.68

Total US corporate bonds	67.48
Asset-backed security	0.05

Total US bonds	67.53

International bonds
International corporate bonds
Chemicals	1.34
Containers	3.78
Paper	10.66
Printing & publishing	8.84

Total international bonds	24.62

Total bonds	92.15
Short-term investments	6.89

Total investments	99.04
Cash and other assets, less liabilities	0.96

Net assets	100.00%

UBS Short Duration Relationship Fund—Portfolio of investments

September 30, 2007 (unaudited)

	Face amount	Value
Bonds—78.95%
US bonds—76.50%
US corporate bonds—9.29%
Capital One Financial Corp.,
6.004%, due 09/10/09(1)	$1,650,000	$1,639,391
Emerson Electric Co.,
5.500%, due 09/15/08	1,170,000	1,170,110
HBOS Treasury Services PLC,
5.000%, due 11/21/11(2)	2,500,000	2,481,832
International Lease Finance Corp.,
4.625%, due 06/02/08	1,500,000	1,491,030
5.719%, due 05/24/10(1)	1,320,000	1,308,204
John Deere Capital Corp.,
4.400%, due 07/15/09	2,255,000	2,232,978
Residential Capital LLC,
6.224%, due 06/09/08(1)	800,000	736,000
7.125%, due 11/21/08	1,500,000	1,342,500
Spectra Energy Capital LLC,
5.668%, due 08/15/14	1,500,000	1,466,649
Valero Energy Corp.,
6.875%, due 04/15/12	1,000,000	1,053,743

Total US corporate bonds
(cost $15,151,933)		14,922,437

Asset-backed securities—21.60%
AmeriCredit Automobile Receivables Trust,
Series 06-AF, Class A3,
5.560%, due 09/06/11	1,550,000	1,554,194
Ameriquest Mortgage Securities, Inc.,
Series 03-5, Class M3,
6.009%, due 04/25/33(1)	1,102,631	934,209
Capital Auto Receivables Asset Trust,
Series 04-2, Class B,
3.920%, due 11/16/09	600,000	594,746
Series 06-1, Class B,
5.260%, due 10/15/10	900,000	902,089
Capital One Master Trust,
Series 01-6, Class C,
6.700%, due 06/15/11(2)	1,200,000	1,207,944
Citibank Credit Card Issuance Trust,
Series 05-B1, Class B1,
4.400%, due 09/15/10	1,450,000	1,437,813
Credit-Based Asset Servicing and Securitization,
Series 05-CB6, Class A2,
4.842%, due 07/25/35 (4)	1,647,673	1,637,476
Drive Auto Receivables Trust,
Series 05-3, Class A3,
4.990%, due 10/15/10(2)	612,072	610,672
Ford Credit Auto Owner Trust,
Series 06-B, Class A4,
5.250%, due 09/15/11	1,580,000	1,582,212
GE Equipment Small Ticket LLC,
Series 05-1A, Class B,
4.620%, due 12/22/14(2)	1,142,900	1,132,013
GSAMP Trust,
Series 06-S6, Class A2,
5.552%, due 10/25/36(3),(4)	1,500,000	825,000
Series 06-S4, Class M7,
7.331%, due 05/25/36 (1),(3)	750,000	15,000
Hertz Vehicle Financing LLC,
Series 05-2A, Class A2,
4.930%, due 02/25/10(2)	1,850,000	1,844,917
Home Equity Mortgage Trust,
Series 06-1, Class A2,
5.300%, due 05/25/36(4)	1,300,000	1,175,118
Series 05-4, Class M1,
5.484%, due 01/25/36(4)	2,000,000	1,848,524

Series 06-4, Class M9,
7.431%, due 11/25/36 (1),(3),(5)	1,200,000	36,000
Household Automotive Trust,
Series 05-3, Class A3,
4.800%, due 10/18/10	771,899	769,946
Hyundai Auto Receivables Trust,
Series 04-A, Class B,
3.460%, due 08/15/11	2,129,089	2,105,794
Series 06-A, Class C,
5.340%, due 11/15/12	1,150,000	1,143,770
Merrill Auto Trust Securitization,
Series 05-1, Class A3,
4.100%, due 08/25/09	638,847	636,269
Merrill Lynch Mortgage Investors, Inc.,
Series 05-SL2, Class B3,
7.131%, due 12/25/35 (1),(3)	1,330,000	364,596
Navistar Financial Corp. Owner Trust,
Series 04-B, Class C,
3.930%, due 10/15/12	501,405	485,892
Nissan Auto Receivables Owner Trust,
Series 05-C, Class A3,
4.190%, due 07/15/09	1,462,451	1,455,039
Nomura Asset Acceptance Corp.,
Series 06-S2, Class A2,
5.810%, due 04/25/36 (1),(2)	1,500,000	1,326,010
Pinnacle Capital Asset Trust,
Series 06-A, Class C,
5.770%, due 05/25/10(2)	1,070,000	1,066,141
Providian Gateway Master Trust,
Series 04-EA, Class D,
6.683%, due 11/15/11 (1),(2)	2,500,000	2,500,390
RAAC Series,
Series 06-RP1, Class M4,
7.006%, due 10/25/45 (1),(2),(3)	645,951	77,514
Volkswagen Auto Lease Trust,
Series 06-A, Class A3,
5.500%, due 09/21/09	1,800,000	1,803,987
WFS Financial Owner Trust,
Series 04-4, Class A4,
3.440%, due 05/17/12	1,400,000	1,381,982
Series 04-2, Class A4,
3.540%, due 11/21/11	1,655,502	1,642,256
Whole Auto Loan Trust,
Series 03-1, Class A4,
2.580%, due 03/15/10	588,576	583,414

Total asset-backed securities
(cost $39,450,320)		34,680,927

Collateralized debt obligations—1.02%
Ansonia CDO Ltd.,
Series 06-1A, Class F,
6.755%, due 07/28/46 (2),(3)	1,300,000	887,758
Duke Funding Ltd.,
Series 06-HG5A, Class C,
6.480%, due 07/03/50 (1),(2),(3)	788,000	508,969
Taberna Preferred Funding Ltd.,
Series 06-5A, Class A3,
6.810%, due 08/05/36 (1),(2),(3)	590,000	236,000

Total collateralized debt obligations
(cost $2,663,210)		1,632,727

Commercial mortgage-backed securities—7.47%
Asset Securitization Corp.,
Series 96-MD6, Class A4,
7.586%, due 11/13/29(1)	2,000,000	2,001,015
Bear Stearns Commercial Mortgage Securities,
Series 04-ESA, Class G,
5.377%, due 05/14/16(2)	2,500,000	2,527,974
GS Mortgage Securities Corp., II,
Series II, 98-GLII, Class B,
6.799%, due 04/13/31(1)	2,000,000	2,012,227
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 04-C3, Class A1,
3.765%, due 01/15/42	989,278	974,673
Morgan Stanley Capital I,
Series 98-XL2, Class A2,
6.170%, due 10/03/34	2,892,602	2,920,226

TW Hotel Funding 2005 LLC,
Series 05-LUX, Class K,
6.953%, due 01/15/21(1),(2)	1,621,853	1,560,243

Total commercial mortgage-backed securities
(cost $12,279,847)		11,996,358

Mortgage & agency debt securities—18.34%
Countrywide Alternative Loan Trust,
Series 06-4CB, Class 1A1,
6.000%, due 04/25/36	1,081,704	1,093,872
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 05-24, Class A6,
5.500%, due 11/25/35	1,289,286	1,289,685
Federal Home Loan Bank,
5.375%, due 07/17/09	1,900,000	1,931,042
Federal National Mortgage Association,
4.500%, due 08/04/08	4,000,000	3,993,928
5.250%, due 01/29/09	1,600,000	1,602,320
5.250%, due 01/11/10	1,600,000	1,603,134
Federal Home Loan Mortgage Corp. REMICs,
Series 2977, Class PA,
5.000%, due 12/15/25	1,572,739	1,574,384
Series 3133, Class PA,
5.500%, due 02/15/25	1,185,537	1,190,581
Series 3138, Class PA,
5.500%, due 02/15/27	1,205,110	1,212,126
Federal National Mortgage Association Pools,
# 841740, 4.784%, due 09/01/35(1)	2,363,175	2,345,999
# 869850, 5.450%, due 04/01/36(1)	1,303,091	1,307,657
# 813641, 5.517%, due 05/01/36(1)	1,125,924	1,142,698
Federal National Mortgage Association REMICs
Series 05-13, Class PA,
5.000%, due 03/25/27	1,625,629	1,623,958
First Horizon Asset Securities, Inc.,
Series 05-AR4, Class 2A1,
5.329%, due 10/25/35(1)	2,091,803	2,080,555
IndyMac INDA Mortgage Loan Trust,
Series 06-AR3, Class 1A2,
5.360%, due 12/25/36(1)	1,222,794	1,146,560
IndyMac INDX Mortgage Loan Trust,
Series 06-AR19, Class1A2,
6.461%, due 08/25/36(1)	1,201,878	1,230,881
Wells Fargo Mortgage Backed Securities Trust,
Series 04-F, Class A8,
4.723%, due 06/25/34(1)	1,462,483	1,448,652
Series 06-AR1, Class 2A2,
5.554%, due 03/25/36(1)	1,641,688	1,632,901

Total mortgage & agency debt securities
(cost $29,467,772)		29,450,933

US government obligations—18.78%
US Treasury Notes,
3.875%, due 09/15/10	4,700,000	4,681,642
4.125%, due 08/15/10	3,800,000	3,812,468
4.500%, due 03/31/09	11,200,000	11,286,621
4.500%, due 05/15/10	5,000,000	5,062,890
4.625%, due 11/30/08	1,450,000	1,461,101
4.750%, due 02/15/10	1,300,000	1,322,140
4.875%, due 01/31/09	1,400,000	1,416,077
4.875%, due 05/15/09	1,100,000	1,115,727

Total US government obligations
(cost $29,794,351)		30,158,666

Total US bonds
(cost $128,807,433)		122,842,048

International bonds—2.45%
International corporate bonds—1.68%
Japan—0.78%
Aiful Corp.,
4.450%, due 02/16/10(2)	1,300,000	1,248,066
Luxembourg—0.90%
Telecom Italia Capital SA,
5.250%, due 11/15/13	1,500,000	1,455,747

Total international corporate bonds
(cost $2,700,577)		2,703,813

International collateralized debt obligation—0.77%
Cayman Islands—0.77%
MM Community Funding II Ltd.,
7.609%, due 12/15/31(1),(2),(3)
(cost $1,248,722)	1,223,805	1,237,267

Total international bonds
(cost $3,949,299)		3,941,080

Total bonds
(cost $132,756,732)		126,783,128

	Shares
Short-term investments—20.60%
Investment company—20.47%
UBS U.S. Cash Management Prime Relationship Fund, 5.26%(6),(7)
(cost $32,867,824)	32,867,824	32,867,824

	Face amount
US government obligations—0.13%
US Treasury Bills,
4.620%, due 12/20/07(8),(9)	$213,000	211,259

(cost $210,876)
Total short-term investments
(cost $33,078,700)		33,079,083

	Number of contracts
Options purchased—0.38%
Call options—0.09%
90 Day Euro-Dollar Futures,
strike @ USD 94.375, expires December 2007*(9)	1,295	24,281
strike @ USD 94.625, expires December 2007*(9)	1,295	80,938
strike @ USD 94.625, expires March 2008*(9)	566	38,913

		144,132

Put Option—0.29%
10 Year US Treasury Notes Futures,
strike @ USD 109.50, expires November 2007*(9)	437	464,313

Total options purchased
(cost $768,242)		608,445

Total investments — 99.93%
(cost $166,603,674)	160,470,656
Cash and other assets, less liabilities — 0.07%	107,197

Net assets — 100.00%	$160,577,853

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $166,603,674; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$718,968
Gross unrealized depreciation	(6,851,986)

Net unrealized depreciation	($6,133,018)

*	Non-income producing security.
(1)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $20,453,710 or 12.74% of net assets.

(3)	Security is illiquid. At September 30, 2007, the value of these securities amounted to $4,188,104 or 2.61% of net assets.
(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(5)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2007, the value of this security amounted to $36,000 or 0.02% of net assets.
(6)	Investment in affiliated mutual fund.
(7)	The rate shown reflects the yield at September 30, 2007.
(8)	The rate shown is the effective yield at the date of purchase.
(9)	This security was delivered to cover margin requirements for futures contracts.

CDO	Collateralized debt obligations
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
REMIC	Real Estate Mortgage Investment Conduct

Currency type abbreviation:

USD	United States Dollar

Restricted securities

	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	9/30/07 Market value	9/30/07 Market value as a percentage of net assets
Securities
Ansonia CDO Ltd.,
Series 06-1A, Class F, 6.755%, due 07/28/46	10/26/06	$1,299,960	0.81%	$887,758	0.55%
Duke Funding Ltd.,
Series 06-HG5A, Class C, 6.480%, due 07/03/50	05/26/06	788,000	0.49	508,969	0.32
MM Community Funding II Ltd., 7.609%,
due 12/15/31	01/25/06	1,249,382	0.78	1,237,267	0.77
RAAC Series,
Series 06-RP1, Class M4, 7.006%, due 10/25/45	03/06/06	645,951	0.40	77,514	0.05
Taberna Preferred Funding Ltd.,
Series 06-5A, Class A3, 6.810%, due 08/05/36	05/26/06	575,250	0.36	236,000	0.15

		$4,558,543	2.84%	$2,947,508	1.84%

Futures contracts

UBS Short Duration Relationship Fund had the following open futures contracts as of September 30, 2007:

	Expiration dates	Cost/ proceeds	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
2 Year US Treasury Notes, 119 contracts (USD)	November 2007	$24,549,652	$24,638,578	$88,926
10 Year US Treasury Notes, 240 contracts (USD)	December 2007	26,326,467	26,227,500	(98,967)

US Treasury futures sell contracts:
5 Year US Treasury Notes, 13 contracts (USD)	December 2007	1,385,784	1,391,406	(5,622)
10 Year US Treasury Notes, 23 contracts (USD)	December 2007	2,504,780	2,513,468	(8,688)

Interest rate futures buy contracts:
90 Day Euro-Dollar, 57 contracts (USD)	March 2008	13,492,865	13,605,900	113,035

Interest rate futures sell contracts:
90 Day Euro-Dollar, 57 contracts (USD)	March 2008	13,490,315	13,605,900	(115,585)

Net unrealized depreciation on futures contracts				$(26,901)

The segregated aggregate market value of investments and cash collateral delivered to cover margin requirements for the open futures positions at September 30, 2007 was $869,704.

Currency type abbreviation:

USD	United States Dollar

Options written

UBS Short Duration Relationship Fund had the following open options written as of September 30, 2007:

Put options

	Expiration dates	Premiums received	Value
90 Day Euro-Dollar Futures, 2,589 contracts, strike @ USD 94.50	December 2007	$219,288	$80,906
90 Day Euro-Dollar Futures, 566 contracts, strike @ USD 94.50	March 2008	118,690	24,762

Total put options written		$337,978	$105,668

Currency type abbreviation:

USD	United States Dollar

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

Bonds
US bonds
US corporate bonds
Commercial banks	1.54%
Consumer finance	1.95
Diversified financial services	2.66
Electrical equipment	0.73
Gas utilities	0.91
Oil, gas & consumable fuels	0.66
Thrifts & mortgage finance	0.84

Total US corporate bonds	9.29
Asset-backed securities	21.60
Collateralized debt obligations	1.02
Commercial mortgage-backed securities	7.47
Mortgage & agency debt securities	18.34
US government obligations	18.78

Total US bonds	76.50

International bonds
International corporate bonds
Consumer finance	0.78
Diversified telecommunication services	0.90

Total international corporate bonds	1.68
International collateralized debt obligation	0.77

Total international bonds	2.45

Total bonds	78.95
Short-term investments	20.60
Options purchased	0.38

Total investments	99.93
Cash and other assets, less liabilities	0.07

Net assets	100.00%

UBS U.S. Bond Relationship Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount	Value
Bonds — 97.18%
US bonds — 95.98%
US corporate bonds — 16.39%
Allergan, Inc.,
5.750%, due 04/01/16	$215,000	$212,445
American General Finance Corp.,
4.875%, due 07/15/12	130,000	125,613
AT&T Corp.,
8.000%, due 11/15/31	135,000	164,255
AvalonBay Communities, Inc.,
7.500%, due 08/01/09	80,000	83,288
Avon Products, Inc.,
7.150%, due 11/15/09	110,000	115,299
Bank of America Corp.,
5.420%, due 03/15/17	200,000	194,457
Bank One Corp.,
7.875%, due 08/01/10	145,000	155,139
Bear Stearns Cos., Inc.,
5.350%, due 02/01/12	85,000	83,320
5.550%, due 01/22/17	90,000	84,957
BellSouth Corp.,
6.550%, due 06/15/34	90,000	91,845
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	85,000	81,071
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	60,000	64,749
Capital One Financial Corp.,
5.500%, due 06/01/15	215,000	204,846
6.750%, due 09/15/17	210,000	215,027
Citigroup, Inc.,
5.000%, due 09/15/14	519,000	500,273
5.625%, due 08/27/12	210,000	212,461
Comcast Cable Communications LLC,
6.750%, due 01/30/11	445,000	461,553
Comcast Corp.,
6.300%, due 11/15/17	70,000	71,150
Computer Sciences Corp.,
3.500%, due 04/15/08	65,000	64,139
ConAgra Foods, Inc.,
6.750%, due 09/15/11	1,000	1,045
Countrywide Financial Corp.,
5.440%, due 10/31/07(1)	125,000	124,079
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08	90,000	86,738
4.250%, due 12/19/07	60,000	59,306
Credit Suisse First Boston USA, Inc.,
6.500%, due 01/15/12	105,000	109,734
CRH America, Inc.,
6.000%, due 09/30/16	75,000	72,873
CVS Caremark Corp.,
5.750%, due 06/01/17	120,000	117,126
DaimlerChrysler N.A. Holding Corp.,
4.050%, due 06/04/08	450,000	445,070
Devon Financing Corp. ULC,
6.875%, due 09/30/11	160,000	169,135
Dominion Resources, Inc., Series B,
5.950%, due 06/15/35	85,000	79,661
DTE Energy Co.,
6.350%, due 06/01/16	75,000	77,261
Erac USA Finance Co.,
8.000%, due 01/15/11(2)	125,000	134,769

Exelon Generation Co. LLC,
5.350%, due 01/15/14	115,000	111,773
Fleet Financial Group,
7.375%, due 12/01/09	55,000	57,685
Florida Power Corp.,
6.350%, due 09/15/37	25,000	25,479
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09	1,540,000	1,487,431
Fortune Brands, Inc.,
5.375%, due 01/15/16	245,000	232,338
General Electric Capital Corp.,
5.625%, due 09/15/17	125,000	124,966
6.000%, due 06/15/12	780,000	804,293
GMAC LLC,
6.875%, due 09/15/11	345,000	328,324
Goldman Sachs Group, Inc.,
6.875%, due 01/15/11	430,000	450,044
HSBC Finance Corp.,
6.750%, due 05/15/11	225,000	234,668
ICI Wilmington, Inc.,
4.375%, due 12/01/08	165,000	164,189
International Lease Finance Corp.,
3.500%, due 04/01/09	190,000	186,079
JPMorgan Chase & Co.,
6.750%, due 02/01/11	185,000	194,364
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	140,000	133,152
5.800%, due 03/15/35	175,000	154,542
7.400%, due 03/15/31	40,000	42,841
Lehman Brothers Holdings, Inc.,
5.500%, due 04/04/16	80,000	75,448
5.590%, due 01/12/12(1)	100,000	96,225
6.500%, due 07/19/17	170,000	172,284
Merrill Lynch & Co., Inc.,
5.700%, due 05/02/17	65,000	63,195
6.050%, due 08/15/12	120,000	123,038
MidAmerican Energy Holdings Co.,
5.950%, due 05/15/37	75,000	70,840
Morgan Stanley,
6.750%, due 04/15/11	435,000	454,632
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	105,000	132,935
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	75,000	73,657
PPL Capital Funding Trust I,
4.330%, due 03/01/09	65,000	64,265
PPL Energy Supply LLC, Series A,
6.000%, due 12/15/36	60,000	53,880
6.400%, due 11/01/11	100,000	103,180
Prologis,
5.625%, due 11/15/15	80,000	76,673
PSEG Power LLC,
6.950%, due 06/01/12	195,000	205,673
Residential Capital LLC,
6.224%, due 06/09/08(1)	180,000	165,600
7.125%, due 11/21/08	205,000	183,475
7.375%, due 06/30/10	325,000	269,750
Spectra Energy Capital LLC,
5.668%, due 08/15/14	75,000	73,332
Sprint Capital Corp.,
8.750%, due 03/15/32	155,000	177,745
Teva Pharmaceutical Finance LLC,
5.550%, due 02/01/16	60,000	58,287
Time Warner, Inc.,
6.875%, due 05/01/12	190,000	199,363
U.S. Bank N.A.,

6.375%, due 08/01/11	70,000	72,905
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	235,000	250,189
Wachovia Bank N.A.,
7.800%, due 08/18/10	245,000	262,477
Wachovia Corp.,
5.300%, due 10/15/11	190,000	190,882
Washington Mutual Bank,
5.500%, due 01/15/13	425,000	409,598
Waste Management, Inc.,
7.375%, due 08/01/10	85,000	89,965
Wells Fargo Bank N.A.,
6.450%, due 02/01/11	360,000	373,599
Weyerhaeuser Co.,
6.750%, due 03/15/12	200,000	207,636
Xcel Energy, Inc.,
7.000%, due 12/01/10	85,000	89,177

Total US corporate bonds
(cost $14,361,071)		14,234,757

Asset-backed securities — 4.61%
Capital One Auto Finance Trust,
Series 05-D, Class A4,
5.793%, due 10/15/12(1)	300,000	294,940
Citibank Credit Card Issuance Trust,
Series 03-A9, Class A9,
5.590%, due 11/22/10(1)	300,000	299,677
Series 02-A8, Class A8,
6.009%, due 11/07/11(1)	300,000	299,636
Countrywide Asset-Backed Certificates,
Series 04-SD1, Class A1,
5.471%, due 06/25/33(1),(2)	139,863	136,248
Fieldstone Mortgage Investment Corp.,
Series 06-S1, Class A,
5.351%, due 01/25/37(1),(2)	198,438	178,036
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFB, Class A2,
5.261%, due 12/25/26(1)	120,389	108,049
Green Tree Financial Corp.,
Series 96-4, Class A6,
7.400%, due 06/15/27	190,705	199,487
GSAMP Trust,
Series 06-S6, Class A2,
5.552%, due 10/25/36(3),(4)	250,000	137,500
Series 06-S2, Class A3,
5.628%, due 01/25/36(3),(4)	1,000,000	450,000
Series 06-S3, Class A2,
5.769%, due 05/25/36(3),(4)	825,000	354,750
Series 06-S3, Class A1,
6.085%, due 05/25/36(4)	438,681	307,076
Home Equity Mortgage Trust,
Series 06-6, Class 2A1,
5.231%, due 03/25/37(1)	91,236	83,990
Series 06-3, Class A1,
5.472%, due 09/25/36(1)	105,086	98,061
Series 06-5, Class A1,
5.500%, due 01/25/37(4)	256,147	234,531
Series 06-4, Class A1,
5.671%, due 11/25/36(4)	70,302	63,856
Long Beach Mortgage Loan Trust,
Series 06-A, Class A2,
5.548%, due 05/25/36(4)	75,000	46,542
Massachusetts RRB Special Purpose Trust,
Series 99-1, Class A5,
7.030%, due 03/15/12	290,000	299,658
Merrill Lynch First Franklin Mortgage Loan Trust,

Series 07-A, Class A1,
6.231%, due 10/25/27(1)	122,872	122,727
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SLI, Class A,
5.311%, due 09/25/36(1)	62,995	61,997
Nomura Asset Acceptance Corp.,
Series 06-54, Class A1,
5.301%, due 08/25/36(1)	153,156	122,525
Structured Asset Securities Corp.,
Series 03-AL2, Class A,
3.357%, due 01/25/31(2)	117,769	103,365

Total asset-backed securities
(cost $5,407,639)		4,002,651

Commercial mortgage-backed securities — 11.86%
Banc of America Commercial Mortgage, Inc.,
Series 06-6, Class A4,
5.356%, due 10/10/45	425,000	419,616
Series 06-5, Class B,
5.463%, due 09/10/47	175,000	164,042
Series 06-4, Class C,
5.754%, due 07/10/46(1)	175,000	167,221
Series 07-3, Class C,
5.838%, due 06/10/49(1)	125,000	117,637
Series 06-2, Class B,
5.965%, due 05/10/45(1)	125,000	120,887
Bear Stearns Commercial Mortgage Securities,
Series 00-WF2, Class A2,
7.320%, due 10/15/32(1)	160,000	168,753
Series 07-PW16, Class C,
5.902%, due 06/11/40(1),(2)	75,000	71,374
Series 07-PW17, Class C,
5.941%, due 06/11/50	175,000	167,235
Citigroup Commercial Mortgage Trust,
Series 06-C5, Class A4,
5.431%, due 10/15/49	425,000	421,062
Series 07-C6, Class A4,
5.889%, due 12/10/49(1)	650,000	657,108
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 07-CD4, Class B,
5.447%, due 12/11/49(1)	125,000	116,379
Credit Suisse Mortgage Capital Certificates,
Series 07-C4, Class C,
5.811%, due 09/15/39(1),(2)	100,000	95,160
Series 07-C3, Class B,
5.913%, due 06/15/39(1)	75,000	71,559
Series 06-C3, Class B,
6.021%, due 06/15/38(1)	125,000	121,038
First Union Commercial Mortgage Securities, Inc.,
Series 97-C2, Class A3,
6.650%, due 11/18/29	10,314	10,290
GE Capital Commercial Mortgage Corp.,
Series 06-C1, Class A4,
5.518%, due 03/10/44(1)	550,000	547,375
Greenwich Capital Commercial Funding Corp.,
Series 06-RR1, Class A1,
5.779%, due 03/18/49(1),(2)	1,000,000	953,750
GS Mortgage Securities Corp. II,
Series 06-CC1, Class A,
5.520%, due 03/21/46(1),(2)	1,023,350	957,313
Series 06-RR2, Class A1,
5.811%, due 06/23/46(1),(2)	875,000	827,531
Series 07-GG10, Class C,
5.993%, due 08/10/45(1)	125,000	118,880
Host Marriott Pool Trust,
Series 99-HMTA, Class A,

6.980%, due 08/03/15(2)	87,389	89,061
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 05-LDP5, Class A4,
5.345%, due 12/15/44(1)	1,600,000	1,581,805
Series 06-LDP8, Class A4,
5.399%, due 05/15/45	525,000	519,226
Series 06-LDP8, Class B,
5.520%, due 05/15/45(1)	125,000	116,876
Series 07-CB19, Class C,
5.937%, due 02/12/49(1)	75,000	71,205
Series 07-LD12, Class C,
6.261%, due 02/15/51(1)	125,000	121,224
Mach One Trust Commercial Mortgage-Backed,
Series 04-1A, Class A1,
3.890%, due 05/28/40(2)	85,707	85,250
Merrill Lynch Mortgage Trust,
Series 07-C1, Class B,
6.022%, due 06/12/50(1)	125,000	119,736
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 06-3, Class B,
5.525%, due 07/12/46(1)	125,000	117,784
Morgan Stanley Capital I,
Series 07-IQ13, Class B,
5.517%, due 03/15/44(1),(2)	175,000	162,496
Series 07-IQ15, Class B,
6.078%, due 06/11/49(1),(2)	125,000	120,289
Salomon Brothers Mortgage Securities VII, Inc.,
Series 00-C1, Class A2,
7.520%, due 12/18/09(1)	249,916	260,198
TIAA Retail Commercial Trust,
Series 01-C1A, Class A2,
6.300%, due 06/19/21(2)	144,550	144,928
Wachovia Bank Commercial Mortgage Trust,
Series 06-C23, Class A4,
5.418%, due 01/15/45(1)	500,000	496,007

Total commercial mortgage-backed securities
(cost $10,348,858)		10,300,295

Mortgage & agency debt securities — 46.32%
Adjustable Rate Mortgage Trust,
Series 06-1, Class 5A1,
6.085%, due 03/25/36(1)	752,343	761,518
Banc of America Funding Corp.,
Series 06-H, Class B1,
6.100%, due 09/20/46(1)	847,485	827,274
Series 07-C, Class XB1,
5.729%, due 05/20/36(1)	849,440	781,730
Bear Stearns Adjustable Rate Mortgage Trust,
Series 05-1, Class 4A1,
5.358%, due 03/25/35(1)	401,119	391,091
Series 07-3, Class 2A1,
5.643%, due 05/25/47	1,034,535	1,042,064
Bear Stearns Alt-A Trust,
Series 06-2, Class 22A1,
5.982%, due 03/25/36(1)	760,908	770,310
Citicorp Mortgage Securities, Inc.,
Series 94-3, Class A13,
6.500%, due 02/25/24	122,516	121,747
Countrywide Alternative Loan Trust,
Series 04-J8, Class 2A1,
7.000%, due 08/25/34	109,380	110,746
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 06-HYB1, Class 1A1,
5.357%, due 03/20/36(1)	607,834	605,288
CS First Boston Mortgage Securities Corp.,
Series 05-9, Class 3A1,

6.000%, due 10/25/35	646,521	640,650
Series 03-8, Class 5A1,
6.500%, due 04/25/33	145,992	147,159
Series 01-26, Class 5A1,
7.302%, due 11/25/31(1)	35,843	35,753
Series 02-10, Class 2A1,
7.500%, due 05/25/32	45,428	45,713
Federal Home Loan Bank,
5.375%, due 05/18/16	390,000	401,375
5.500%, due 08/13/14	675,000	701,872
Federal Home Loan Mortgage Corp.,
5.300%, due 02/27/09	840,000	842,567
5.375%, due 12/27/11	835,000	836,894
5.600%, due 10/17/13	670,000	675,738
5.750%, due 06/27/16	505,000	525,618
Federal Home Loan Mortgage Corp. Conventional Pools,
# 1J0405, 5.220%, due 05/01/37(1)	818,865	815,410
# 1G1644, 5.386%, due 03/01/37(1)	818,728	821,379
Federal Home Loan Mortgage Corp. Gold Pools,
# E91473, 5.500%, due 09/01/17	366,831	366,899
# E93969, 5.500%, due 01/01/18	55,929	55,940
# G11567, 5.500%, due 12/01/18	636,009	636,127
# B15816, 5.500%, due 07/01/19	345,372	344,729
# B19364, 5.500%, due 06/01/20	697,585	695,795
# A16827, 5.500%, due 12/01/33	204,404	200,724
# C00742, 6.500%, due 04/01/29	7,457	7,652
# G01038, 6.500%, due 06/01/29	68,678	70,471
# G01717, 6.500%, due 11/01/29	343,589	353,420
# G01449, 7.000%, due 07/01/32	303,102	315,202
# C00335, 7.500%, due 05/01/24	7,632	8,008
# D66838, 8.000%, due 09/01/25	809	857
Federal Home Loan Mortgage Corp. REMICs,
Series 2532, Class PD,
5.500%, due 06/15/26	128,303	128,077
Series 2148, Class ZA,
6.000%, due 04/15/29	323,923	327,142
Series 3178, Class MC,
6.000%, due 04/15/32	750,000	763,413
Series 3164, Class NC,
6.000%, due 12/15/32	750,000	764,050
Series 1595, Class D,
7.000%, due 10/15/13	30,962	31,638
Federal National Mortgage Association,
4.375%, due 09/13/10	770,000	768,631
5.200%, due 11/08/10	965,000	965,704
5.250%, due 08/01/12	615,000	627,552
5.500%, due 01/23/12	795,000	797,548
6.070%, due 05/12/16	555,000	559,612
Federal National Mortgage Association TBA,
5.000%	3,775,000	3,600,406
Federal National Mortgage Association Grantor Trust,
Series 00-T6, Class A1,
7.500%, due 06/25/30	115,345	120,680
Federal National Mortgage Association Pools,
# 745790, 5.023%, due 08/01/36(1)	793,843	786,719
# 252268, 5.500%, due 01/01/09	4,463	4,458
# 735661, 5.500%, due 12/01/17	548,886	549,333
# 688786, 5.500%, due 02/01/18	385,171	385,485
# 244450, 5.500%, due 11/01/23	62,180	61,535
# 762615, 5.500%, due 12/01/23	673,844	666,841
# 688066, 5.500%, due 03/01/33	276,068	271,270
# 753210, 5.500%, due 01/01/34	796,746	782,631
# 910221, 5.500%, due 03/01/37	838,815	821,617
# 408267, 6.000%, due 03/01/28	16,872	17,019
# 252339, 6.000%, due 03/01/29	22,927	23,126
# 323715, 6.000%, due 05/01/29	10,212	10,301

# 708631, 6.000%, due 06/01/33	93,791	94,265
# 888417, 6.500%, due 01/01/36(5)	1,130,382	1,161,257
# 619809, 7.000%, due 11/01/31	24,298	25,303
# 636812, 7.000%, due 04/01/32	40,139	41,764
# 578040, 7.500%, due 05/01/31	13,957	14,595
# 124560, 8.000%, due 11/01/22	2,501	2,642
# 411887, 8.000%, due 09/01/27	5,657	5,985
# 7237, 9.500%, due 11/01/09	25,813	26,688
Federal National Mortgage Association Whole Loan,
Series 03-W6, Class 6A,
6.447%, due 08/25/42(1)	106,352	107,563
Series 95-W3, Class A,
9.000%, due 04/25/25	1,197	1,317
First Horizon Asset Securities, Inc.,
Series 07-AR2, Class 1A1,
5.862%, due 08/25/37(1),(5)	731,626	731,169
Government National Mortgage Association Pools,
# 2687, 6.000%, due 12/20/28	134,046	135,168
# 495814, 6.000%, due 01/15/29	46,668	47,118
# 2713, 6.000%, due 02/20/29	57,160	57,622
# 2794, 6.000%, due 08/20/29	14,498	14,615
# 2807, 6.000%, due 09/20/29	7,950	8,015
# 80354, 6.125%, due 12/20/29(1)	78,447	79,203
# 486873, 6.500%, due 01/15/29	3,750	3,846
# 781029, 6.500%, due 05/15/29	7,309	7,496
# 781276, 6.500%, due 04/15/31	209,762	214,991
# 780204, 7.000%, due 07/15/25	7,332	7,694
# 421828, 7.000%, due 04/15/26	16,700	17,519
# 780584, 7.000%, due 06/15/27	28,551	29,944
# 2796, 7.000%, due 08/20/29	592,151	618,667
JPMorgan Alternative Loan Trust,
Series 06-A4, Class A7,
6.300%, due 09/25/36(1)	750,000	759,531
Merrill Lynch Alternative Note Asset,
Series 07-F1, Class 2A1,
6.000%, due 03/25/37	982,256	988,246
MLCC Mortgage Investors, Inc.,
Series 06-2, Class 4A,
5.804%, due 05/25/36(1)	1,521,623	1,529,522
Morgan Stanley Mortgage Loan Trust,
Series 06-145L, Class A1,
5.291%, due 11/25/36(1)	76,027	69,284
Series 04-4, Class 2A,
6.402%, due 09/25/34(1)	282,255	285,959
WaMu Mortgage Pass-Through Certificates,
Series 06-AR16, Class 2A1,
5.649%, due 12/25/36(1)	793,387	787,541
Series 07-HY1, Class 1A1,
5.717%, due 02/25/37(1)	496,023	496,005
Series 07-HY7 Class LB1,
5.871%, due 07/25/37(1)	424,853	412,639
Series 07-HY1, Class 3A3,
5.884%, due 02/25/37(1)	1,000,000	992,655
Series 02-AR17, Class 1A,
6.183%, due 11/25/42(1)	355,197	356,478
Wells Fargo Mortgage Backed Securities Trust,
Series 07-11, Class B1,
6.000%, due 08/25/37	849,189	812,790
Series 07-AR4, Class A1,
6.032%, due 08/25/37(1)	486,938	489,614

Total mortgage & agency debt securities
(cost $40,350,679)		40,227,218

US government obligations — 16.80%
US Treasury Bonds,

4.750%, due 02/15/37	2,960,000	2,919,069
6.250%, due 08/15/23	830,000	953,527
6.250%, due 05/15/30	735,000	873,732
US Treasury Notes,
4.500%, due 03/31/09	9,135,000	9,205,650
4.625%, due 11/15/16	630,000	633,101

Total US government obligations
(cost $14,408,546)		14,585,079

Total US bonds
(cost $84,803,134)		83,350,000

International bonds — 1.20%
International corporate bonds — 1.13%
Canada — 0.15%
Anadarko Finance Co.,
Series B, 6.750%, due 05/01/11	125,000	130,670

Cayman Islands — 0.04%
Transocean, Inc.,
7.500%, due 04/15/31	30,000	33,241

Luxembourg — 0.43%
Telecom Italia Capital SA,
5.250%, due 11/15/13	385,000	373,641

United Kingdom — 0.51%
Abbey National PLC,
7.950%, due 10/26/29	55,000	66,727
AstraZeneca PLC,
6.450%, due 09/15/37	65,000	67,396
Royal Bank of Scotland Group PLC,
7.640%, due 09/29/17(1),(6)	100,000	105,142
9.118%, due 03/31/10(6)	75,000	80,307
SABMiller PLC,
6.500%, due 07/01/16(2)	120,000	122,957

		442,529

Total international corporate bonds
(cost $991,985)		980,081

Sovereign/supranational bond — 0.07%
Pemex Project Funding Master Trust,
8.000%, due 11/15/11
(cost $61,935)	60,000	65,550

Total international bonds
(cost $1,053,920)		1,045,631

Total bonds
(cost $85,857,054)		84,395,631

Short-term investments — 6.01%
Commercial paper — 0.11%
Countrywide Financial Corp.,
62.79%, due 10/09/07(7)
(cost $98,716)	100,000	98,556

	Shares
Other — 5.79%
UBS Supplementary Trust -- U.S. Cash Management Prime Fund, 5.27%(8),(9)
(cost $5,023,996)	5,023,996	5,023,996

	Face amount
US government obligations — 0.11%
US Treasury Bills,
4.85%, due 12/20/07(7),(10)
(cost $98,956)	$100,000	99,183

Total short-term investments
(cost $5,221,668)		5,221,735

	Number of contracts
Options purchased — 0.37%
Put options — 0.37%
90 Day Euro-Dollar Futures, strike @ USD
94.375, expires December 2007*(10)	669	12,544
94.625, expires December 2007*(10)	669	41,812
94.625, expires March 2008*(10)	293	20,144
10 Year US Treasury Notes Futures, strike @ USD
109.50, expires November 2007*(10)	228	242,250

Total options purchased
(cost $398,735)		316,750

Total investments — 103.56%
(cost $91,477,457)		89,934,116
Liabilities, in excess of cash and other assets — (3.56)%		(3,092,804)

Net assets — 100.00%		$86,841,312

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $91,477,457; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$755,575
Gross unrealized depreciation	(2,298,916)

Net unrealized depreciation	$(1,543,341)

*	Non-income producing security.
(1)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $4,182,527 or 4.82% of net assets.
(3)	Security is illiquid. At September 30, 2007, the value of these securities amounted to $942,250 or 1.09% of net assets.
(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(5)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2007, the value of these securities amounted to $1,892,426 or 2.18% of net assets.
(6)	Perpetual bond security. The maturity date reflects the next call date.
(7)	The rate shown is the effective yield at the date of purchase.
(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at September 30, 2007.
(10)	This security was delivered to cover margin requirements for futures contracts.

CS	Credit Suisse
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
MLCC	Merrill Lynch Credit Corp.
REMIC	Real Estate Mortgage Investment Conduit
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Currency type abbreviation:
USD	United States Dollar

Futures contracts

UBS U.S. Bond Relationship Fund had the following open futures contracts as of September 30, 2007:

	Expiration dates	Cost/Proceeds	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
10 Year US Treasury Notes, 125 contracts (USD)	December 2007	$13,712,552	$13,660,156	$(52,396)

US treasury futures sell contracts:
2 Year US Treasury Notes, 49 contracts (USD)	December 2007	10,122,195	10,145,297	(23,102)

Interest rate futures buy contracts:
90 Day Euro-Dollar, 28 contracts (USD)	March 2008	6,628,074	6,683,600	55,526
90 Day Euro-Dollar, 76 contracts (USD)	October 2007	18,009,489	18,017,225	7,736
90 Day Euro-Dollar, 85 contracts (USD)	December 2009	20,254,770	20,251,250	(3,520)
90 Day Euro-Dollar, 85 contracts (USD)	December 2007	20,214,826	20,220,438	5,612

Interest rate futures sell contracts:
90 Day Euro-Dollar, 28 contracts (USD)	March 2008	6,626,822	6,683,600	(56,778)
90 Day Euro-Dollar, 170 contracts (USD)	December 2008	40,612,184	40,666,125	(53,941)

Net unrealized depreciation on futures contracts				$(120,863)

The segregated aggregate market value of investments delivered to cover margin requirements for the open futures positions at September 30, 2007, was $415,933.

Currency type abbreviation:

USD United States Dollar

Options written

UBS U.S. Bond Relationship Fund had the following open options written as of September 30, 2007:

Put options written	Expiration dates	Premiums received	Value
90 Day Euro-Dollar Futures, 1,338 contracts, strike @ USD 94.50	December 2007	$113,329	$41,812
90 Day Euro-Dollar Futures, 293 contracts, strike @ USD 94.50	March 2008	61,442	12,819

Total put options written		$174,771	$54,631

Currency type abbreviations:

USD United States Dollar

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

Bonds
US bonds
US corporate bonds
Automobiles	0.52%
Capital markets	1.85
Chemicals	0.19
Commercial banks	1.28
Commercial services & supplies	0.10
Construction materials	0.08
Consumer finance	3.20
Diversified financial services	2.66
Diversified telecommunication services	0.79
Electric utilities	0.47
Food & staples retailing	0.14
Food products	0.00 (1)
Gas utilities	0.08
Household durables	0.27
IT services	0.07
Media	0.84
Multi-utilities	0.63
Oil, gas & consumable fuels	0.58
Paper & forest products	0.24
Personal products	0.13
Pharmaceuticals	0.41
Real estate investment trusts (REITs)	0.18
Road & rail	0.23
Thrifts & mortgage finance	1.30
Wireless telecommunication services	0.15

Total US corporate bonds	16.39
Asset-backed securities	4.61
Commercial mortgage-backed securities	11.86
Mortgage & agency debt securities	46.32
US government obligations	16.80

Total US bonds	95.98

International bonds
International corporate bonds
Beverages	0.14
Commercial banks	0.29
Diversified telecommunication services	0.43
Energy equipment & services	0.04
Oil, gas & consumable fuels	0.15
Pharmaceuticals	0.08

Total international corporate bonds	1.13
Sovereign/supranational bond	0.07

Total international bonds	1.20
Total bonds	97.18
Short-term investments	6.01
Options purchased	0.37

Total investments	103.56
Liabilities, in excess of cash and other assets	(3.56)

Net assets	100.00%

(1)	Amount represents less than 0.005%

UBS U.S. Cash Management Prime Relationship Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Shares	Value
Short-term investment — 99.99%
Other — 99.99%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(1),(2) (cost $684,104,571)	684,104,571	$684,104,571

Total investments — 99.99% (cost $684,104,571)(3)		684,104,571
Cash and other assets, less liabilities — 0.01%		75,234

Net assets — 100.00%		$684,179,805

Notes to portfolio of investments

(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2007.
(3)	Aggregate cost for federal income tax purposes was the same for book purposes.

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

September 30, 2007 (unaudited)

	Face amount	Value
Bonds — 92.92%
US bonds — 91.78%
Asset-backed securities — 9.54%
Capital One Auto Finance Trust,
Series 05-D, Class A4,
5.793%, due 10/15/12(1)	$5,775,000	$5,677,602
Caterpillar Financial Asset Trust,
Series 07-A, Class A2B,
5.549%, due 04/26/10(1)	10,000,000	10,013,672
Citibank Credit Card Issuance Trust,
Series 03-A9, Class A9,
5.590%, due 11/22/10(1)	5,430,000	5,424,146
Series 02-A8, Class A8,
6.009%, due 11/07/11(1)	7,500,000	7,490,908
Conseco Finance,
Series 01-C, Class M2,
6.902%, due 08/15/33(1)	1,199,930	888,839
Countrywide Asset-Backed Certificates,
Series 04-SD1, Class A1,
5.471%, due 06/25/33(1),(2)	451,170	439,510
CS First Boston Mortgage Securities Corp.,
Series 05-AGE1, Class A2,
4.640%, due 02/25/32(3)	7,550,000	7,441,112
Fieldstone Mortgage Investment Corp.,
Series 06-S1, Class A,
5.351%, due 01/25/37(1),(2)	29,589,267	26,547,135
First Franklin Mortgage Loan Asset Backed Certificates,
Series 05-FFA, Class M2,
5.475%, due 03/25/25(3),(4),(5)	5,559,000	2,501,550
Series 06-FFB, Class A3,
5.555%, due 12/25/26(3)	16,000,000	4,960,000
Series 06-FFA, Class M8,
6.381%, due 09/25/26(1),(4)	8,862,000	1,085,613
Series 06-FFA, Class M9,
7.881%, due 09/25/26(1),(4),(5)	6,715,000	621,836
Green Tree Financial Corp.,
Series 99-1, Class A5,
6.110%, due 09/01/23	6,818,884	6,871,134
Series 99-3, Class A6,
6.500%, due 02/01/31	1,804,338	1,807,185
Series 99-4, Class A5,
6.970%, due 05/01/31	645,639	646,422
Series 96-4, Class A6,
7.400%, due 06/15/27	493,589	516,318
Series 94-5, Class A5,
8.300%, due 11/15/19	484,767	505,787
GSAMP Trust,
Series 06-S6, Class A2,
5.552%, due 10/25/36(3),(4)	8,100,000	4,455,000
Series 06-S2, Class A3,
5.628%, due 01/25/36(3),(4)	16,000,000	7,200,000
Series 06-S3, Class A2,
5.769%, due 05/25/36(3),(4)	6,000,000	2,580,000
Series 06-S3, Class A1,
6.085%, due 05/25/36(3)	3,389,804	2,372,863
Series 05-S2, Class B2,
6.442%, due 11/25/34(3),(4)	901,998	180,400
Series 06-S6, Class M6,
7.000%, due 10/25/36(3),(4)	4,667,000	46,670
Home Equity Mortgage Trust,
Series 06-5, Class M1,
5.451%, due 01/25/37(1)	24,000,000	5,684,316
Series 05-4, Class M1,
5.484%, due 01/25/36(3)	5,000,000	4,621,309
Series 06-5, Class A1,
5.500%, due 01/25/37(3)	8,060,081	7,379,915
Series 06-3, Class A2,
5.594%, due 09/25/36(1)	4,000,000	2,601,198
Series 06-4, Class A2,
5.730%, due 11/25/36(3)	5,000,000	3,161,617
Indymac Seconds Asset-Backed Trust,
Series 06-1, Class A4,
6.166%, due 05/25/36(3)	9,481,000	9,455,977
Irwin Home Equity Corp.,

Series 05-C, Class 1M3,
6.150%, due 04/25/30(3),(4),(5)	5,000,000	3,500,000
Lehman XS Trust,
Series 05-8, Class 2A3,
6.000%, due 12/25/35(3)	16,000,000	15,281,034
Long Beach Mortgage Loan Trust,
Series 06-A, Class A1,
5.221%, due 05/25/36(1)	10,773,031	8,891,881
Series 06-A, Class A2,
5.548%, due 05/25/36(3)	2,300,000	1,427,291
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL2, Class A,
5.281%, due 05/25/37(1)	3,455,565	2,899,537
Series 06-SL1, Class A,
5.311%, due 09/25/36(1)	1,589,285	1,564,088
Morgan Stanley Mortgage Loan Trust,
Series 06-4SL, Class A1,
5.281%, due 03/25/36(1)	6,678,192	6,278,355
Series 06-14SL, Class A1,
5.291%, due 11/25/36(1)	6,023,658	5,489,387
Nomura Asset Acceptance Corp.,
Series 06-S4, Class A1,
5.301%, due 08/25/36(1)	5,615,733	4,492,586
SACO I, Inc.,
Series 06-3, Class A1,
5.311%, due 04/25/36(1)	1,282,642	1,128,725
Structured Asset Securities Corp.,
Series 05-S7, Class M5,
5.781%, due 12/25/35(1),(2),(4)	1,250,000	572,383
Series 02-23XS, Class A7,
6.080%, due 11/25/32(3)	17,391,000	17,348,576
Terwin Mortgage Trust,
Series 06-1, Class 2M2,
4.250%, due 01/25/37(2),(3)	3,500,000	1,050,000
Washington Mutual Asset-Backed Certificates,
Series 07-HE3, Class M1,
5.471%, due 05/25/47(1)	10,000,000	8,063,389
World Omni Auto Receivables Trust,
Series 07-B, Class A2B,
5.449%, due 02/16/10(1)	10,000,000	10,000,000

Total asset-backed securities
(cost $304,752,834)		221,165,266

Collateralized debt obligations — 2.07%
Abacus Ltd.,
Series 06-13A, Class G,
5.929%, due 09/28/46(1),(2),(4),(5)	5,000,000	3,625,000
Series 06-13A, Class H,
6.429%, due 09/28/46(1),(2)	4,350,000	3,197,250
Series 06-10A, Class H,
6.629%, due 10/30/45(1),(2),(4),(5)	4,900,000	4,299,750
Ansonia CDO Ltd.,
Series 06-1A, Class G,
7.149%, due 07/28/46(2),(4)	8,752,000	5,821,106
Series 06-1A, Class H,
7.445%, due 07/28/46(2),(4)	6,218,000	3,888,922
Calculus SCRE Trust,
Series 06-8, Class Note,
7.446%, due 10/01/37(1),(2),(4)	4,200,000	3,129,000
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L,
6.130%, due 05/10/21(1),(2),(4)	5,400,000	4,581,900
G-Force CDO Ltd.,
Series 06-1A, Class A3,
5.600%, due 09/27/46(2),(4)	12,373,000	12,030,809
Greywolf CLO Ltd.,
Series 07-1A, Class C,
6.210%, due 02/18/21(1),(2),(4)	8,900,000	7,343,390

Total collateralized debt obligations
(cost $59,284,054)		47,917,127

Commercial mortgage-backed securities — 11.53%
Banc of America Commercial Mortgage, Inc.,
Series 06-6, Class A2,
5.309%, due 10/10/45	7,230,000	7,247,460

Bear Stearns Commercial Mortgage Securities,
Series 07-BB, Class MS-31,
4.908%, due 03/15/22	2,509,503	2,465,587
Series 07-PW15, Class A4,
5.331%, due 02/11/44	20,000,000	19,613,204
Series 07-BB, Class MS-21,
6.082%, due 03/15/22	16,040,496	15,779,838
Credit Suisse Mortgage Capital Certificates,
Series 06-TF2A, Class SVE,
6.302%, due 10/15/21(1),(2)	15,500,000	15,324,824
G-Force LLC,
Series 05-RR2, Class A2,
5.158%, due 12/25/39(2),(5)	10,250,000	10,181,940
GE Capital Commercial Mortgage Corp.,
Series 06-C1, Class A4,
5.518%, due 03/10/44(1)	32,970,000	32,812,631
Greenwich Capital Commercial Funding Corp.,
Series 06-RR1, Class A1,
5.779%, due 03/18/49(1),(2)	10,000,000	9,537,500
GS Mortgage Securities Corp. II,
Series 06-CC1, Class A,
5.520%, due 03/21/46(1),(2)	19,767,127	18,491,554
Series 07-GKK1, Class A1,
5.699%, due 12/20/49(1),(2),(4)	23,075,000	21,087,089
Series 06-RR2, Class A1,
5.811%, due 06/23/46(1),(2)	14,455,000	13,670,816
Series 06-RR2, Class H,
5.811%, due 06/23/46(1),(2)	3,991,000	2,789,469
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 05-LDP5, Class A4, IO,
5.345%, due 12/15/44(1)	23,375,000	23,109,182
Merrill Lynch Mortgage Trust,
Series 05-LC1, Class A4,
5.291%, due 01/12/44(1)	14,125,000	13,969,823
Structured Asset Securities Corp.,
Series 07-BHC1, Class A1,
5.699%, due 12/18/49(1),(2)	22,000,000	20,310,642
TIAA Retail Commercial Trust,
Series 01-C1A, Class A2,
6.300%, due 06/19/21(2)	289,100	289,855
Wachovia Bank Commercial Mortgage Trust,
Series 06-C23, Class A4,
5.418%, due 01/15/45(1)	30,000,000	29,760,393
Series 07-WHL8, Class LXR1,
6.452%, due 06/15/20(1),(2),(5)	10,721,129	10,721,129

Total commercial mortgage-backed securities
(cost $270,316,603)		267,162,936

Mortgage & agency debt securities — 65.23%
Adjustable Rate Mortgage Trust,
Series 05-3, Class CB1,
4.825%, due 07/25/35(1)	10,440,020	10,449,391
Series 05-11, Class CB2,
5.429%, due 02/25/36(1),(5)	4,369,604	3,716,960
Series 05-12, Class CB2,
5.714%, due 03/25/36(1),(5)	4,641,202	3,416,978
Series 06-1, Class 5A1,
6.085%, due 03/25/36(1)	14,106,430	14,278,460
American Home Mortgage Investment Trust,
Series 06-1, Class 2M1,
5.300%, due 12/25/35(1)	7,839,687	7,701,458
Banc of America Funding Corp.,
Series 06-I, Class SB2,
4.731%, due 12/20/36(1)	1,039,378	975,030
Series 06-I, Class 5A2,
5.729%, due 10/20/46(1)	18,485,000	18,018,697
Series 07-C, Class XB3,
5.729%, due 05/20/36(1)	7,039,360	5,820,190
Series 07-C, Class XB4,
5.729%, due 05/20/36(1)	4,961,729	4,086,991
Series 06-J, Class 5A2,
5.733%, due 01/20/47(1)	15,250,000	15,012,606
Series 07-C, Class 1A4,
5.761%, due 05/20/36(1)	19,100,000	19,469,919
Series 06-5, Class B1,
5.965%, due 09/25/36(1)	1,982,111	1,852,454
Series 06-R2, Class A2,
6.059%, due 07/28/46(1),(2)	10,000,000	9,853,668
Series 07-2, Class B1,
6.072%, due 03/25/37(1)	4,807,015	4,517,505
Series 07-2, Class B2,
6.072%, due 03/25/37(1)	4,240,783	3,782,005
Series 06-7, Class 1B1,
6.250%, due 09/25/36	5,976,673	5,752,726
Series 06-7, Class 1B2,
6.250%, due 09/25/36	1,823,947	1,676,141

Series 06-7, Class 1B3,
6.250%, due 09/25/36	994,790	822,715
Banc of America Mortgage Securities, Inc.,
Series 02-K, Class 1A1,
6.400%, due 10/20/32(1)	2,218,060	2,238,356
Bank of America Alternative Loan Trust,
Series 04-10, Class 2CB1,
6.000%, due 11/25/34	2,916,164	2,901,085
Series 05-8, Class 2CB1,
6.000%, due 09/25/35	10,223,663	10,100,206
Bear Stearns Adjustable Rate Mortgage Trust,
Series 05-1, Class B1,
4.885%, due 03/25/35(1)	7,804,105	7,724,532
Series 05-3, Class B1,
5.134%, due 06/25/35(1)	7,040,080	6,955,171
Series 05-1, Class 4A1,
5.358%, due 03/25/35(1)	25,308,443	24,675,732
Bear Stearns Alt-A Trust,
Series 05-2, Class 2B2,
5.246%, due 04/25/35(1)	6,162,564	5,846,733
Series 06-2, Class 22A1,
5.982%, due 03/25/36(1)	12,954,465	13,114,526
Chase Mortgage Finance Corp.,
Series 07-S2, Class M,
5.869%, due 03/25/37	7,847,221	7,602,623
Series 07-S2, Class B2,
5.870%, due 03/25/37(1)	1,509,108	1,380,109
Citicorp Mortgage Securities, Inc.,
Series 06-5, Class B3,
5.915%, due 10/25/36(1)	1,668,358	1,379,405
Series 06-5, Class B2,
5.916%, due 10/25/36(1)	2,780,926	2,704,478
Series 07-6, Class B1,
5.966%, due 07/25/37(1)	997,777	799,629
Series 07-6, Class B2,
5.966%, due 07/25/37(1)	1,396,888	1,251,087
Series 07-6, Class B3,
5.966%, due 07/25/37(1)	1,409,905	1,326,881
Series 94-3, Class A13,
6.500%, due 02/25/24	53,198	52,864
Citigroup Mortgage Loan Trust, Inc.,
Series 07-AR4, Class 2B1,
5.726%, due 03/25/37(1)	6,923,938	6,777,829
Series 07-AR4, Class 1B3,
6.088%, due 03/25/37(1)	3,568,592	3,641,070
Countrywide Alternative Loan Trust,
Series 06-5T2, Class A3,
6.000%, due 04/25/36	1,076,589	1,086,071
Series 06-19CB, Class A24,
6.000%, due 08/25/36	6,115,337	6,168,825
Series 06-45T1, Class M1,
6.000%, due 02/25/37	3,002,122	2,827,352
Series 04-J10, Class 4CB1,
6.500%, due 10/25/34	4,221,639	4,245,580
Series 04-J8, Class 2A1,
7.000%, due 08/25/34	2,054,204	2,079,861
Series 04-J11, Class 3A1,
7.250%, due 08/25/32	1,346,509	1,371,453
Series 05-J2, Class 2A1,
7.500%, due 12/25/34	1,691,413	1,710,881
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 03-56, Class 4A1,
4.935%, due 12/25/33(1)	16,370,533	16,081,011
Series 06-17, Class M,
6.000%, due 12/25/36	12,158,841	11,388,365
Series 06-18, Class M,
6.000%, due 12/25/36	12,135,340	11,092,711
Series 06-19, Class B1,
6.000%, due 01/25/37	7,440,726	6,651,121
Series 06-19, Class B2,
6.000%, due 01/25/37	3,720,363	2,982,400
Series 06-19, Class M,
6.000%, due 01/25/37	19,205,878	18,095,200
Series 06-13, Class B1,
6.250%, due 09/25/36	1,122,506	1,011,907
Series 06-16, Class M1,
6.250%, due 11/25/36(1)	5,955,531	5,679,651
Series 06-16, Class M2,
6.250%, due 11/25/36(1)	10,918,474	10,412,694
Credit Suisse Mortgage Capital Certificates,
Series 06-2, Class CB3,
5.858%, due 03/25/36(1)	1,098,181	845,255
Series 06-2, Class 3A1,
6.500%, due 03/25/36	13,594,644	13,630,962
Series 06-4, Class 8A1,
7.000%, due 05/25/36	10,848,166	11,104,225
CS First Boston Mortgage Securities Corp.,
Series 05-9, Class 3A1,
6.000%, due 10/25/35	2,715,389	2,690,731
Series 05-10, Class 10A3,
6.000%, due 11/25/35	1,927,901	1,946,322
Series 03-8, Class 5A1,
6.500%, due 04/25/33	1,760,802	1,774,885
Series 05-11, Class 1A1,
6.500%, due 12/25/35	9,402,475	9,508,253

Series 05-12, Class 1A1,
6.500%, due 01/25/36	10,643,827	10,675,082
Series 03-27, Class 9A1,
7.000%, due 11/25/33	1,704,071	1,750,002
Series 05-8, Class 8A1,
7.000%, due 09/25/35	9,156,477	9,379,666
Series 05-11, Class 4A1,
7.000%, due 12/25/35	8,717,707	8,921,810
Series 01-26, Class 5A1,
7.302%, due 11/25/31(1)	609,802	608,266
Series 02-10, Class 2A1,
7.500%, due 05/25/32	2,616,463	2,632,898
Federal Home Loan Mortgage Corp. Conventional Pools,
# 1J0405, 5.220%, due 05/01/37(1)	11,949,673	11,899,248
# 1G1641, 5.383%, due 03/01/37(1)	17,651,954	17,707,390
# 846752, 7.234%, due 03/01/30(1)	854,956	866,500
Federal Home Loan Mortgage Corp. Gold Pools,
# E01253, 5.500%, due 12/01/17	328,123	328,184
# E93969, 5.500%, due 01/01/18	194,004	194,040
# B19364, 5.500%, due 06/01/20	348,793	347,897
# A58506, 5.500%, due 03/01/37	20,144,024	19,724,732
# G02922, 5.500%, due 04/01/37	43,515,821	42,615,737
# E73953, 6.000%, due 12/01/13	715,188	725,414
# G11429, 6.000%, due 12/01/17	156,014	158,365
# C00730, 6.000%, due 03/01/29	162,907	164,175
# G01457, 6.000%, due 08/01/29	4,752,734	4,792,235
# C56030, 6.000%, due 03/01/31	23,121	23,301
# C64976, 6.000%, due 03/01/32	1,759,869	1,772,039
# C55783, 6.500%, due 01/01/29	530,063	545,230
# C00712, 6.500%, due 02/01/29	7,623,660	7,829,547
# C55823, 6.500%, due 02/01/29	928,144	954,703
# C00742, 6.500%, due 04/01/29	6,076	6,235
# G01038, 6.500%, due 06/01/29	756,523	776,276
# C52552, 6.500%, due 07/01/29	1,109,102	1,140,839
# G01717, 6.500%, due 11/01/29	269,963	277,687
# C64678, 6.500%, due 03/01/32	3,456,967	3,542,603
# C01404, 6.500%, due 10/01/32	4,509,080	4,616,439
# G10690, 7.000%, due 07/01/12	235,642	243,682
# G01391, 7.000%, due 04/01/32	1,884,172	1,959,388
# G01449, 7.000%, due 07/01/32	2,916,208	3,032,623
# A42769, 7.000%, due 02/01/36	1,589,338	1,641,094
# G10247, 7.500%, due 08/01/09	6,481	6,554
# E20253, 7.500%, due 07/01/11	284,105	292,466
# G00194, 7.500%, due 02/01/24	958,095	1,004,842
# C00335, 7.500%, due 05/01/24	809,295	849,166
# C00410, 8.000%, due 07/01/25	112,140	118,835
# C37436, 8.000%, due 01/01/30	37,708	39,948
# G01715, 8.000%, due 02/01/34	1,929,657	2,044,315
Federal Home Loan Mortgage Corp. REMICs,
Series 3067, Class PH,
5.500%, due 05/15/29	5,000,000	5,008,481
Series 2297, Class NB,
6.000%, due 03/15/16	195,053	199,840
Series 2430, Class UC,
6.000%, due 09/15/16	972,425	987,609
Series 2148, Class ZA,
6.000%, due 04/15/29	6,247,078	6,309,163
Series 2426, Class GH,
6.000%, due 08/15/30	758,457	761,571
Series 1595, Class D,
7.000%, due 10/15/13	119,772	122,387
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities REMICs,
Series T-42, Class A5,
7.500%, due 02/25/42	3,378,787	3,536,483
Federal National Mortgage Association Grantor Trust,
Series 02-T19, Class A1,
6.500%, due 07/25/42	1,066,213	1,098,825
Series 01-T5, Class A3,
7.500%, due 06/19/30(1)	1,590,006	1,662,110
Series 00-T6, Class A1,
7.500%, due 06/25/30	856,190	895,789
Series 01-T4, Class A1,
7.500%, due 07/25/41	2,051,088	2,158,848
Series 01-T10, Class A2,
7.500%, due 12/25/41	3,199,060	3,347,122

Federal National Mortgage Association Pools,
# 826750, 4.692%, due 08/01/35(1)	21,960,243	21,463,803
# 254977, 5.000%, due 10/01/10	599,835	599,355
# 823385, 5.000%, due 06/01/35(1)	313,982	314,209
# 691232, 5.362%, due 03/01/37(1)	23,056,752	23,108,697
# 244450, 5.500%, due 11/01/23	149,845	148,290
# 659402, 5.500%, due 12/01/32	6,545,100	6,431,347
# 555591, 5.500%, due 07/01/33	7,574,948	7,440,755
# 747371, 5.500%, due 10/01/33	3,688,846	3,623,497
# 802481, 5.500%, due 11/01/34	3,811,555	3,741,017
# 906271, 5.500%, due 01/01/37	24,150,366	23,659,382
# 254274, 6.000%, due 03/01/12	724,657	740,723
# 254403, 6.000%, due 08/01/17	58,890	59,801
# 555412, 6.000%, due 04/01/18	1,521,878	1,545,676
# 804863, 6.000%, due 01/01/20	2,444,397	2,477,506
# 809442, 6.000%, due 02/01/20	1,419,417	1,438,643
# 629268, 6.000%, due 02/01/22	1,584,109	1,600,001
# 408267, 6.000%, due 03/01/28	1,117,886	1,127,590
# 252340, 6.000%, due 04/01/29	1,591,670	1,604,546
# 323715, 6.000%, due 05/01/29	787,587	794,424
# 522564, 6.000%, due 07/01/29	1,170,629	1,181,894
# 585325, 6.000%, due 07/01/29	1,374,236	1,387,394
# 545061, 6.000%, due 12/01/29	3,887,000	3,920,743
# 708631, 6.000%, due 06/01/33	66,994	67,332
# 799512, 6.000%, due 11/01/34	5,741,310	5,762,331
# 807964, 6.000%, due 01/01/35	3,423,551	3,436,086
# 535059, 6.500%, due 12/01/14	1,656,050	1,701,448
# 323698, 6.500%, due 04/01/16	827,352	850,971
# 652185, 6.500%, due 06/01/17	2,032,238	2,083,879
# 754422, 6.500%, due 10/01/18	280,023	282,184
# 888417, 6.500%, due 01/01/36(5)	42,195,559	43,348,075
# 675469, 7.000%, due 04/01/18	159,134	160,609
# 253824, 7.000%, due 03/01/31	244,987	255,061
# 619809, 7.000%, due 11/01/31	1,138,918	1,186,017
# 636812, 7.000%, due 04/01/32	2,349,344	2,444,471
# 643782, 7.000%, due 06/01/32	639,321	659,190
# 754499, 7.000%, due 10/01/33	679,853	700,061
# 754504, 7.000%, due 01/01/34	799,007	823,007
# 303816, 7.500%, due 03/01/16	334,324	351,972
# 578040, 7.500%, due 05/01/31	158,177	165,413
# 124560, 8.000%, due 11/01/22	414,574	437,943
# 7237, 9.500%, due 11/01/09	296,096	306,124
Federal National Mortgage Association REMICs,
Series 05-109, Class PB,
6.000%, due 01/25/34	12,000,000	12,246,390
Series 98-73, Class MZ,
6.300%, due 10/17/38	6,860,956	6,883,895
Series 93-106, Class Z,
7.000%, due 06/25/13	94,495	97,942
Federal National Mortgage Association Whole Loan,
Series 04-W1, Class 3A,
6.407%, due 01/25/43(1)	1,796,578	1,798,994
Series 03-W6, Class 6A,
6.447%, due 08/25/42(1)	1,404,896	1,420,890
Series 01-W3, Class A,
7.000%, due 09/25/41(1)	2,146,911	2,203,915
Series 04-W12, Class 1A3,
7.000%, due 07/25/44	1,703,739	1,780,332
Series 04-W15, Class 1A3,
7.000%, due 08/25/44	1,727,949	1,810,869
Series 95-W3, Class A,
9.000%, due 04/25/25	154,268	169,783
Federal National Mortgage Association Whole Loan REMICs,
Series 02-W1, Class 2A,
7.500%, due 02/25/42(1)	327,169	341,279
Series 04-W8, Class 3A,
7.500%, due 06/25/44	2,920,974	3,081,851
Federal National Mortgage Association TBA,

5.000%	18,000,000	17,167,500
First Horizon Alternative Mortgage Securities Trust,
Series 04-AA3, Class A1,
5.303%, due 09/25/34(1)	3,945,089	3,940,244
First Horizon Asset Securities, Inc.
Series 04-FL1, Class 1A1,
5.401%, due 02/25/35(1)	314,756	302,848
Series 07-AR2, Class B1,
5.894%, due 08/25/37(1)	5,725,548	5,453,873
Series 07-AR2, Class B2,
5.894%, due 08/25/37(1)	2,543,911	2,346,300
Series 07-AR2, Class B3,
5.894%, due 08/25/37(1)	1,697,273	1,471,737
Series 07-AR3, Class 1A1,
6.146%, due 11/25/37(1)	16,500,000	16,463,906
Series 06-3, Class B1,
6.234%, due 11/25/36(1)	2,177,727	2,044,865
Series 07-AR3, Class 2A2,
6.327%, due 11/25/37(1)	28,472,000	28,420,840
GMAC Mortgage Corp.,
Series 1982, Class 7,
11.625%, due 10/01/12(4),(5)	11,379	11,379
GMAC Mortgage Corp. Loan Trust,
Series 06-AR2, Class 3A1,
6.073%, due 05/19/36(1)	13,098,324	13,371,447
Government National Mortgage Association Pools,
# 2643, 6.000%, due 09/20/28	385,872	389,103
# 2671, 6.000%, due 11/20/28	130,635	131,729
# 2687, 6.000%, due 12/20/28	67,442	68,007
# 495814, 6.000%, due 01/15/29	29,867	30,155
# 2713, 6.000%, due 02/20/29	1,762,501	1,776,744
# 2794, 6.000%, due 08/20/29	113,026	113,939
# 2807, 6.000%, due 09/20/29	340,014	342,761
# 403384, 6.000%, due 08/20/33	2,078,211	2,092,127
# 508540, 6.000%, due 02/20/34	2,358,734	2,369,249
# 80329, 6.125%, due 10/20/29(1)	16,946	17,109
# 80354, 6.125%, due 12/20/29(1)	36,169	36,518
# 780680, 6.500%, due 11/15/27	1,081,512	1,110,760
# 474676, 6.500%, due 10/15/28	493,337	506,239
# 477475, 6.500%, due 10/15/28	276,006	283,225
# 482837, 6.500%, due 11/15/28	271,147	278,238
# 486873, 6.500%, due 01/15/29	33,988	34,858
# 781029, 6.500%, due 05/15/29	651,860	668,534
# 589498, 6.500%, due 09/15/32	355,963	364,659
# 780529, 7.000%, due 03/15/12	444,438	460,376
# 780204, 7.000%, due 07/15/25	979,098	1,027,361
# 421828, 7.000%, due 04/15/26	266,559	279,631
# 780584, 7.000%, due 06/15/27	52,486	55,046
# 780580, 7.500%, due 06/15/27	79,538	83,556
# 780520, 8.000%, due 09/15/17	1,121,367	1,184,836
# 338523, 8.000%, due 12/15/22	4,494	4,769
# 780338, 8.000%, due 12/15/22	40,888	43,389
# 780339, 8.000%, due 12/15/23	51,226	54,396
Government National Mortgage Association REMICs,
Series 02-23, Class PD,
6.500%, due 06/16/31	330,165	330,292
GSMPS Mortgage Loan Trust,
Series 04-4, Class 1AF,
5.531%, due 06/25/34(1),(2)	3,624,825	3,584,235
GSR Mortgage Loan Trust,
Series 05-4F, Class 3A1,
6.500%, due 04/25/20	6,024,026	6,185,389
Homebanc Mortgage Trust,
Series 04-1, Class 2A,
5.561%, due 08/25/29(1)	1,251,720	1,252,053
IndyMac INDA Mortgage Loan Trust,
Series 07-AR1, Class B1,
5.831%, due 03/25/37(1)	5,351,239	4,996,126

Series 07-AR3, Class B1,
5.989%, due 07/25/37(1)	6,207,986	5,827,504
Series 07-AR3, Class B2,
5.989%, due 07/25/37(1)	3,979,759	3,598,262
Series 07-AR3, Class B3,
5.989%, due 07/25/37(1)	2,546,687	2,178,910
Series 07-AR4, Class B3,
6.106%, due 08/25/37(1)	2,581,702	2,190,009
IndyMac INDX Mortgage Loan Trust,
Series 05-AR1, Class B1,
5.311%, due 03/25/35(1)	7,913,928	7,874,588
Series 05-AR3, Class B1,
5.413%, due 04/25/35(1)	6,997,782	6,932,410
Series 04-AR4, Class B1,
5.550%, due 08/25/34(1)	6,460,381	6,162,912
Series 06-AR25, Class B1,
6.275%, due 09/25/36(1)	5,971,822	5,959,297
JP Morgan Mortgage Trust,
Series 06-A6, Class 3A3L,
5.652%, due 10/25/36(1)	5,000,000	4,923,537
JPMorgan Alternative Loan Trust,
Series 05-S1, Class 1A5,
6.000%, due 12/25/35	4,502,530	4,484,752
Series 06-A4, Class A7,
6.300%, due 09/25/36(1)	15,000,000	15,190,616
Series 05-S1, Class 1A10,
6.500%, due 12/25/35	2,918,074	2,952,517
Series 06-S1, Class 1A19,
6.500%, due 03/25/36	10,810,268	10,919,590
Lehman Mortgage Trust,
Series 06-1, Class 3A5,
5.500%, due 02/25/36	6,942,000	6,712,685
Lehman Structured Securities Corp.,
Series 07-1, Class M3,
5.368%, due 10/28/34(1),(2)	9,642,348	9,536,774
Series 07-1, Class M5,
5.368%, due 10/28/34(1),(2)	3,309,794	2,890,410
Merrill Lynch Mortgage Investors, Inc.,
Series 06-F1, Class M1,
6.000%, due 04/25/36	3,692,615	3,460,848
MLCC Mortgage Investors, Inc.,
Series 06-2, Class 4A,
5.804%, due 05/25/36(1)	16,219,703	16,303,895
Series 07-1, Class M1,
6.138%, due 01/25/37(1)	999,802	990,600
Morgan Stanley Mortgage Loan Trust,
Series 06-1AR, Class 2A,
5.956%, due 02/25/36(1)	10,672,660	10,860,461
Series 06-7, Class 4A4,
6.000%, due 06/25/36	5,879,969	5,935,546
Series 04-4, Class 2A,
6.402%, due 09/25/34(1)	4,821,851	4,885,137
RAAC Series,
Series 04-SP2, Class A1,
6.018%, due 01/25/17(1)	3,798,173	3,831,871
Residential Accredit Loans, Inc.,
Series 06-QS5, Class A6,
6.000%, due 05/25/36	5,755,214	5,839,079
Series 06-QS5, Class M1,
6.000%, due 05/25/36	18,640,340	13,980,255
Series 07-QS6, Class A29,
6.000%, due 04/25/37	19,051,660	19,194,665
Series 03-QS17, Class NB2,
8.000%, due 09/25/33	1,586,212	1,652,291
Residential Funding Mortgage Securities I,
Series 05-SA2, Class M1,
4.974%, due 06/25/35(1)	6,227,492	6,047,874
Series 06-S6, Class M1,
6.000%, due 07/25/36	4,673,812	4,362,794
Series 06-S9, Class M1,
6.250%, due 09/25/36	4,952,077	4,350,864
Series 06-S9, Class M2,
6.250%, due 09/25/36	2,628,464	2,086,754
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-11, Class B1,
5.417%, due 05/25/35(1)	9,930,619	10,027,001
Series 05-7, Class B11,
5.455%, due 04/25/35(1)	8,959,315	9,070,388
Series 06-5, Class 5A3,
5.556%, due 06/25/36(1)	5,750,000	5,676,400
Series 06-8, Class 3A5,
5.722%, due 09/25/36(1)	15,000,000	14,913,225
Series 06-10, Class B1I,
6.226%, due 11/25/36(1)	5,912,083	6,052,983
Series 06-10, Class B2I,
6.226%, due 11/25/36(1)	2,284,100	2,232,505
Series 06-10, Class B3I,
6.226%, due 11/25/36(1)	1,746,547	1,556,081
Series 06-5, Class B1I,
6.373%, due 06/25/36(1)	1,505,630	1,498,858
Series 06-5, Class B2I,
6.373%, due 06/25/36(1)	2,644,837	2,295,282
Structured Asset Securities Corp.,
Series 04-5H, Class A3,
5.500%, due 12/25/33	10,000,000	9,999,699

Series 04-20, Class 4A1,
6.000%, due 11/25/34	5,059,568	5,079,893
TBW Mortgage Backed Pass Through Certificates,
Series 06-1, Class 6A1,
6.500%, due 04/25/36	11,415,505	11,597,356
Series 06-2, Class 7A1,
7.000%, due 07/25/36	2,199,430	2,260,485
Vendee Mortgage Trust,
Series 98-2, Class 1G,
6.750%, due 06/15/28	622,200	644,696
WaMu Mortgage Pass -Through Certificates,
Series 07-HY5, Class 1A1,
5.544%, due 05/25/37(1)	23,372,126	23,308,694
Series 07-HY5, Class 1B1,
5.544%, due 05/25/37(1)	3,234,539	3,104,147
Series 07-HY5, Class 1B2,
5.544%, due 05/25/37(1)	2,370,662	2,160,266
Series 06-AR16, Class 3A3,
5.692%, due 12/25/36(1)	30,000,000	28,958,109
Series 07-HY1, Class 1A1,
5.717%, due 02/25/37(1)	26,897,937	26,896,961
Series 07-OA4, Class A1,
5.753%, due 05/25/47(1)	21,407,129	20,751,535
Series 07-OA6, Class 1A,
5.793%, due 07/25/47(1)	20,235,467	19,761,199
Series 07-HY5, Class 3B1,
5.824%, due 05/25/37(1)	5,521,077	5,281,255
Series 07-HY5, Class 3B2,
5.824%, due 05/25/37(1)	1,472,754	1,319,495
Series 07-HY7, Class LB2,
5.871%, due 07/25/37(1)	10,594,338	9,773,277
Series 07-HY7, Class 3A1,
5.920%, due 07/25/37(1)	36,179,236	36,252,825
Series 06-AR10, Class LB1,
6.002%, due 09/25/36(1)	5,247,776	4,972,268
Series 02-AR17, Class 1A,
6.183%, due 11/25/42(1)	7,746,634	7,774,568
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 02-MS6, Class 3A1,
6.500%, due 09/25/32	109,599	109,043
Wells Fargo Alternative Loan Trust,
Series 07-PA1, Class B2,
6.250%, due 03/25/37	6,484,639	5,013,436
Series 07-PA1, Class B3,
6.250%, due 03/25/37	5,043,718	3,679,156
Wells Fargo Mortgage Backed Securities Trust,
Series 05-AR4, Class B2,
4.565%, due 04/25/35(1)	1,970,278	1,844,889
Series 05-AR5, Class B1,
5.041%, due 04/25/35(1)	7,701,512	7,451,295
Series 03-18, Class A2,
5.250%, due 12/25/33	3,243,113	3,103,659
Series 05-14, Class 2B1,
5.500%, due 12/25/35	6,999,996	6,185,713
Series 07-5, Class B1,
5.500%, due 05/25/37	7,313,323	6,706,493
Series 06-AR19, Class A6,
5.649%, due 12/25/36(1)	43,979,000	43,839,252
Series 06-12, Class B1,
6.000%, due 10/25/36	10,667,920	9,855,480
Series 06-18, Class B1,
6.000%, due 12/26/36	20,885,512	19,413,814
Series 07-11, Class B2,
6.000%, due 08/25/37	10,818,666	9,971,380
Series 07-AR4, Class A1,
6.032%, due 08/25/37(1)	20,451,389	20,563,789
Series 06-AR12, Class 2B1,
6.104%, due 09/25/36(1)	3,992,589	3,900,416

Total mortgage & agency debt securities
(cost $1,540,446,241)		1,511,752,535

Stripped mortgage-backed securities — 3.41%
Federal Home Loan Mortgage Corp. Interest Strips,
Series 217, Class PO, PO,
3.873%, due 01/01/32(4),(6)	2,250,466	1,727,361
Series 225, Class PO, PO,
3.972%, due 11/01/33(4),(6)	7,955,716	5,517,740
Series 228, Class PO, PO,
3.458%, due 02/01/35(4),(6)	6,901,774	5,166,674
Series 234, Class IO, IO,
4.500%, due 10/01/35(4)	9,386,541	2,498,520
Series 199, Class IO, IO,
6.500%, due 08/01/28(4)	2,581,366	663,354
Series 214, Class IO, IO,
6.500%, due 06/01/31(4)	3,047,010	788,322
Federal Home Loan Mortgage Corp. REMICs,
Series 3005, Class UI, IO,
0.750%, due 06/15/31(4)	19,997,364	495,681

Series 3033, Class OI, IO,
5.500%, due 10/15/22(4)	4,527,815	131,163
Federal National Mortgage Association Interest Strips, IO,
Series 360, Class 2,
5.000%, due 08/01/35(4)	15,718,051	4,138,761
Series 331, Class 1,
5.500%, due 02/01/33(4)	5,679,036	1,352,773
Series 334, Class 4,
5.500%, due 07/01/33(4)	14,189,118	3,474,260
Series 365, Class 11,
5.500%, due 02/01/36(4)	9,474,125	2,525,552
Series 302, Class 2,
6.000%, due 05/01/29(4)	7,161,908	1,724,463
Series 336, Class 13,
6.000%, due 10/01/35(4)	4,924,834	1,161,451
Series 366, Class 14,
6.000%, due 10/01/35(1),(4)	1,941,888	447,425
Series 316, Class 2,
6.500%, due 11/01/31(4)	1,121,529	288,643
Series 366, Class 15,
6.500%, due 10/01/35(4)	2,416,663	556,514
Series 366, Class 16,
6.500%, due 10/01/35(1),(4)	2,144,710	493,866
Federal National Mortgage Association Principal Strips,
Series 344, Class 1,
3.144%, due 12/01/33(4),(6)	4,482,695	3,372,037
Series 312, Class 1,
3.720%, due 04/01/32(4),(6)	2,019,588	1,564,785
Series 319, Class 1,
3.749%, due 02/01/32(4),(6)	2,241,395	1,719,941
Series 324, Class 1,
3.922%, due 07/01/32(4),(6)	2,374,574	1,778,484
Series 352, Class 1,
4.263%, due 08/01/34(4),(6)	8,975,881	6,517,277
Series 340, Class 1,
4.348%, due 09/01/33(4),(6)	14,912,947	10,409,110
Series 329, Class 1,
4.365%, due 01/01/33(4),(6)	11,627,508	8,475,404
Series 350, Class 1,
5.277%, due 03/01/34(4),(6)	5,653,445	4,094,474
Federal National Mortgage Association REMICs,
Series 05-56, Class PO, PO,
4.499%, due 07/25/35(4),(6)	2,535,746	2,002,476
Series 03-14, Class BI, IO,
6.000%, due 10/25/14(4)	1,151,528	57,750
Series 05-86, Class AI, IO,
6.000%, due 10/25/35(4)	8,511,879	1,970,843
Series 03-22, Class MI, IO,
6.500%, due 04/25/33(4)	3,194,736	716,154
Series 03-44, Class IO, IO,
6.500%, due 06/25/33(4)	4,377,984	1,008,266
MLCC Mortgage Investors, Inc.,
Series 04-E, Class XA, IO,
1.181%, due 11/25/29(1),(4)	52,354,266	505,870
Sequoia Mortgage Trust,
Series 04-11, Class XA1, IO,
0.737%, due 12/20/34(1),(4)	40,092,826	609,925
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-17, Class 4AX, IO,
5.500%, due 08/25/35(4)	4,701,680	678,706
Structured Asset Mortgage Investments, Inc.,
Series 04-AR8, Class X1, IO,
0.948%, due 05/19/35(1),(4)	34,643,988	286,896

Total stripped mortgage-backed securities
(cost $86,173,762)		78,920,921

Total US bonds
(cost $2,260,973,494)		2,126,918,785

International bonds — 1.14%
International collateralized debt obligations — 1.14%
Cayman Islands — 1.14%
Black Diamond CLO Ltd.,
Series 06-1A, Class D,
6.710%, due 04/29/19(1),(2),(4)	9,000,000	7,432,200
LNR CDO Ltd.,
Series 06-1A, Class FFX,
7.592%, due 05/28/43(2),(4),(5)	6,800,000	4,244,688
Series 02-1A, Class EFX,
7.781%, due 07/24/37(2),(4)	5,500,000	5,228,437
Preferred Term Securities XXV Ltd.,
6.544%, due 06/22/37(1),(2),(4),(5)	4,990,105	4,802,977
Preferred Term Securities XXVI Ltd.,
6.544%, due 09/22/37(1),(2),(4),(5)	5,000,000	4,762,500

Total international collateralized debt obligations
(cost $31,719,879)		26,470,802

Total bonds
(cost $2,292,693,373)		2,153,389,587

	Shares
Short-term investments — 6.77%
Other — 6.77%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 5.27%(7),(8)
(cost $156,765,662)	156,765,662	156,765,662

Total investments — 99.69%
(cost $2,449,459,035)		2,310,155,249
Cash and other assets, less liabilities — 0.31%		7,280,147

Net assets — 100.00%		$2,317,435,396

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $2,449,459,035; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$15,586,803
Gross unrealized depreciation	(154,890,589)

Net unrealized depreciation	$(139,303,786)

(1)	Floating rate security — The interest rate shown is the current rate as of September 30, 2007.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $251,266,862 or 10.84% of net assets.
(3)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(4)	Security is illiquid. At September 30, 2007, the value of these securities amounted to $193,953,520 or 8.37% of net assets.
(5)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2007, the value of this security amounted to $99,754,762 or 4.30% of net assets.
(6)	The rate shown is the effective yield at the date of purchase.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at September 30, 2007.

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CS	Credit Suisse
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
GSMPS	Goldman Sachs Mortgage Pass-Through Securities Corp.
GSR	Goldman Sachs Residential
IO	Interest only security — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
MLCC	Merrill Lynch Credit Corp.
PO	Principal only security — This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.
REMIC	Real Estate Mortgage Investment Conduits
STRIPS	Bonds that can be subdivided into a series of zero-coupon bonds.
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	09/30/07 Market value	09/30/07 Market value as a percentage of net assets
Abacus Ltd.,
Series 06-13A, Class G, 5.929%, due 09/28/46	06/27/07	$4,805,469	0.21%	$3,625,000	0.16%
Series 06-10A, Class H, 6.629%, due 10/30/45	04/16/07	4,875,500	0.21	4,299,750	0.18
Ansonia CDO Ltd.,
Series 06-1A, Class G, 7.149%, due 07/28/46	10/25/06	4,751,780	0.21	3,160,637	0.14
Series 06-1A, Class G, 7.149%, due 07/28/46	12/28/06	3,955,000	0.17	2,660,469	0.11
Series 06-1A, Class H, 7.445%, due 07/28/46	10/25/06	6,217,796	0.27	3,888,922	0.17
Black Diamond CLO Ltd.,
Series 06-1A, Class D, 6.710%, due 04/29/19	12/22/06	9,000,000	0.39	7,432,200	0.32
Calculus SCRE Trust,
Series 06-8, Class Note, 7.446%, due 10/01/37	09/08/06	4,200,000	0.18	3,129,000	0.13
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L, 6.130%, due 05/10/21	01/26/07	5,400,000	0.23	4,581,900	0.20
G-Force CDO Ltd.,
Series 06-1A, Class A3, 5.600%, due 09/27/46	08/03/06	10,017,949	0.43	9,881,930	0.43
Series 06-1A, Class A3, 5.600%, due 09/27/46	09/07/06	1,207,211	0.05	1,176,536	0.05
Series 06-1A, Class A3, 5.600%, due 09/27/46	12/21/06	1,008,906	0.04	972,343	0.04
Greywolf CLO Ltd.,
Series 07-1A, Class C, 6.210%, due 02/18/21	12/12/06	8,900,000	0.38	7,343,390	0.32
GS Mortgage Securities Corp. II,
Series 07-GKK1, Class A1, 5.699%, due 12/20/49	05/02/07	19,093,579	0.82	17,431,689	0.75
Series 07-GKK1, Class A1, 5.699%, due 12/20/49	06/28/07	3,863,125	0.17	3,655,400	0.16
LNR CDO Ltd.,
Series 02-1A, Class EFX, 7.781%, due 07/24/37	12/01/06	6,079,219	0.26	5,228,437	0.23
Series 06-1A, Class FFX, 7.592%, due 05/28/43	04/18/07	6,655,160	0.29	4,244,688	0.18
Preferred Term Securities XXV Ltd.,
6.544%, due 06/22/37	03/14/07	4,990,105	0.22	4,802,977	0.21
Preferred Term Securities XXVI Ltd.,
6.544%, due 09/22/37	06/13/07	5,000,000	0.22	4,762,500	0.21
Structured Asset Securities Corp.,
Series 05-S7, Class M5, 5.781%, due 12/25/35	06/08/07	900,195	0.04	572,383	0.02

		$110,920,994	4.79%	$92,850,151	4.01%

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2007

Bonds
US bonds
Asset-backed securities	9.54%
Collateralized debt obligations	2.07
Commercial mortgage-backed securities	11.53
Mortgage & agency debt securities	65.23
Stripped mortgage-backed securities	3.41

Total US bonds	91.78
International bonds
International collateralized debt obligations	1.14

Total bonds	92.92
Short-term investment	6.77

Total investments	99.69
Cash and other assets, less liabilities	0.31

Net assets	100.00%

UBS U.S. Treasury Inflation Protected Securities Relationship Fund—Portfolio of investments

September 30, 2007 (unaudited)

	Face amount	Value
Bonds — 98.01%
US bonds — 98.01%
US government obligations — 98.01%
US Treasury Inflation Indexed Bonds (TIPS),
1.625%, due 01/15/15	$959,983	$918,434
2.375%, due 01/15/17	619,746	624,201
2.375%, due 01/15/27	671,392	679,575
3.000%, due 07/15/12	1,042,659	1,085,180
3.375%, due 04/15/32	557,427	680,844
4.250%, due 01/15/10	990,464	1,037,279

Total US government obligations
(cost $4,933,331)		5,025,513

	Shares
Short-term investment — 1.32%
Investment company — 1.32%
UBS U.S. Cash Management Prime Relationship Fund, 5.26%(1),(2)
(cost $67,742)	67,742	67,742

Total investments — 99.33%
(cost $5,001,073)		5,093,255
Cash and other assets, less liabilities — 0.67%		34,164

Net assets — 100.00%		$5,127,419

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $5,001,073; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$92,182
Gross unrealized depreciation	—

Net unrealized appreciation	$92,182

(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2007.
TIPS	Treasury Inflation Protected Securities.

UBS Relationship Funds (unaudited)

1. Valuation of investments

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ official closing price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

2. Swap agreements

Certain Funds may engage in swap agreements, including but not limited to interest rate, currency, credit default and equity swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

At September 30, 2007, UBS Global Securities Relationship Fund, UBS Absolute Return Investment Grade Bond Relationship Fund, UBS Short Duration Relationship Fund and UBS U.S. Bond Relationship Fund had oustanding interest rate swap agreements with the following terms:

UBS Global Securities Relationship Fund

Counterparty	Notional amount	Termination date	Payments made by the Fund		Payments received by the Fund	Value
Goldman Sachs International	USD 22,755,000	09/20/17	5.5975	%(1)	5.6450%	$778,155
Goldman Sachs International	USD 90,000,000	09/16/09	5.5975	(1)	4.9475	410,324

						$1,188,479

(1)	Rate based on 3 month LIBOR (USD BBA).

BBA British Banking Association

Currency type abbreviation:

    USD United States Dollar

UBS Absolute Return Investment Grade Bond Relationship Fund

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	183,000,000	01/07/08	—	(1)	5.4825%		$152,257
Deutsche Bank AG	USD	130,000,000	01/10/08	—	(1)	5.3600		61,158
Deutsche Bank AG	USD	55,000,000	09/04/09	4.9149%		5.6213	(2)	(196,575)
JPMorgan Chase Bank	USD	108,000,000	06/12/11	—	(1)	5.6100		1,435,270
JPMorgan Chase Bank	USD	65,000,000	09/04/12	—	(3)	5.5413	(2)	(232,239)
JPMorgan Chase Bank	USD	65,000,000	10/01/12	—	(3)	—	(1)	(289,000)
JPMorgan Chase Bank	USD	65,000,000	11/01/12	—	(3)	—	(1)	(296,924)
JPMorgan Chase Bank	USD	26,000,000	06/12/19	5.8475		—	(1)	(823,913)
Merrill Lynch International	USD	50,000,000	01/10/08	—	(1)	5.3700		24,781

								$(165,185)

(1)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of September 30, 2007.
(2)	Rate based on 3 month LIBOR (USD BBA).
(3)	Rate based on Federal Funds Effective Rate. This is a forward starting trade and, as such, a floating rate has not been assigned as of September 30, 2007.

BBA British Banking Association

Currency type abbreviation:

    USD United States Dollar

UBS Short Duration Relationship Fund

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
JPMorgan Chase Bank	USD	48,000,000	06/12/11	—	(1)	5.6100%		$637,898
JPMorgan Chase Bank	USD	12,000,000	06/12/19	5.8475%		—	(1)	(380,268)

								$257,630

(1)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of September 30, 2007.

BBA British Banking Association

Currency type abbreviation:

    USD United States Dollar

UBS U.S. Bond Relationship Fund

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	43,000,000	01/07/08	—	(1)	5.4825%		$35,776
Deutsche Bank AG	USD	31,000,000	01/10/08	—	(1)	5.3600		14,584
Deutsche Bank AG	USD	13,000,000	09/04/09	4.9149%		5.6213	(2)	(46,463)
Deutsche Bank AG	USD	1,400,000	06/16/27	5.5975	(2)	6.0350		125,111
Goldman Sachs International	USD	12,000,000	09/16/09	5.5975	(2)	4.9475		54,710
Goldman Sachs International	USD	2,790,000	09/20/17	5.5975	(2)	5.6450		95,410
JPMorgan Chase Bank	USD	25,000,000	06/12/11	—	(1)	5.6100		332,238
JPMorgan Chase Bank	USD	6,000,000	06/12/19	5.8475		—	(1)	(190,134)
Merrill Lynch International	USD	12,000,000	01/10/08	—	(1)	5.3700		5,948

								$427,180

(1)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of September 30, 2007.

(2)	Rate based on 3 month LIBOR (USD BBA).

BBA British Banking Association

Currency type abbreviation:

    USD United States Dollar

At September 30, 2007, UBS Absolute Return Investment Grade Bond Relationship Fund, UBS Corporate Bond Relationship Fund, UBS High Yield Relationship Fund, UBS Opportunistic High Yield Relationship Fund and UBS U.S. Securitized Mortgage Relationship Fund had outstanding credit default swap agreements with the following terms:

UBS Absolute Return Investment Grade Bond Relationship Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	2,214,000	07/25/45	2.6700	%(1)	—	(2)	$1,083,148
JPMorgan Chase Bank	USD	2,000,000	09/20/08	—	(3)	7.4000	%(1)	(109,306)

								$973,842

(1)	Payments made or received are based on the notional amount.
(2)

Payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones ABX-HE-BBB 06-1 Index.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residential Capital LLC 6.500% bond, due 04/17/13.

Currency type abbreviation:

    USD United States Dollar

UBS Corporate Bond Relationship Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	3,550,000	09/20/08	—	(1)	6.0000	%(2)	$45,318
Goldman Sachs International	USD	10,000,000	06/20/12	0.4800	%(2)	—	(3)	(110,408)
Goldman Sachs International	USD	10,000,000	06/20/12	0.6200	(2)	—	(4)	43,306
Goldman Sachs International	USD	17,000,000	06/20/12	—	(5)	0.2000	(2)	(94,905)
Goldman Sachs International	USD	8,500,000	09/20/12	—	(6)	0.2200	(2)	(65,994)
Goldman Sachs International	USD	10,000,000	06/20/17	0.3900	(2)	—	(7)	92,069
Goldman Sachs International	USD	5,000,000	06/20/17	0.8600	(2)	—	(8)	(84,478)
Goldman Sachs International	USD	5,000,000	09/20/17	0.3700	(2)	—	(9)	47,381
Goldman Sachs International	USD	4,350,000	09/20/17	0.5300	(2)	—	(10)	(66,204)
JPMorgan Chase Bank	USD	4,000,000	09/20/08	—	(11)	7.4000	(2)	(218,611)
JPMorgan Chase Bank	USD	2,500,000	09/20/08	—	(12)	3.0000	(2)	(8,215)
JPMorgan Chase Bank	USD	3,500,000	09/20/12	—	(13)	0.6300	(2)	(32,205)
Lehman Brothers	USD	2,300,000	09/20/12	0.5300	(2)	—	(14)	(10,920)

								$(463,866)

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Countrywide Home Loans Inc. 4.000% bond, due 3/22/11.
(2)	Payments are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the H.J. Heinz Company 6.000% bond, due 03/15/08.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Masco Corp. 5.875% bond, due 07/15/12.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the DaimlerChrysler NA Holding Corp. 6.500% bond, due 11/15/13.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Wellpoint Inc. 6.800% bond, due 08/01/12.
(7)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the DaimlerChrysler NA Holding Corp. 6.500% bond, due 11/15/13.
(8)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Aloca Inc. 6.500% bond, due 06/01/11.
(9)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Aetna Inc. 6.625% bond, due 06/15/36.
(10)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Anheuser-Busch Cos. Inc. 5.625% bond, due 10/01/10.
(11)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residential Capital LLC 6.500% bond, due 04/17/13.
(12)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the KB Home 5.750% bond, due 02/01/14.
(13)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Bear Stearns Co., Inc. 5.300% bond, due 10/13/15.
(14)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Exelon Corporation 6.750% bond, due 05/01/11.

Currency type abbreviation:

USD United States Dollar

UBS High Yield Relationship Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	1,350,000	09/20/08	—	(1)	5.4000	%(2)	$(96,758)
Goldman Sachs International	USD	6,500,000	09/20/08	—	(1)	6.6000	(2)	(399,494)
Goldman Sachs International	USD	2,700,000	09/20/08	—	(3)	6.0000	(2)	34,467
Goldman Sachs International	USD	2,200,000	09/20/08	—	(3)	6.0000	(2)	28,084
JPMorgan Chase Bank	USD	1,000,000	09/20/08	—	(1)	7.4000	(2)	(54,652)
JPMorgan Chase Bank	USD	40,000,000	06/20/12	—	(4)	1.2000	(2)	(1,079,333)
Lehman Brothers	USD	3,500,000	09/20/08	—	(1)	8.0000	(2)	(173,414)
Lehman Brothers	USD	35,000,000	06/20/12	—	(5)	2.7500	(2)	(592,890)
Lehman Brothers	USD	25,000,000	06/20/12	—	(4)	1.2000	(2)	(674,583)
Lehman Brothers	USD	25,000,000	06/20/12	—	(4)	1.2000	(2)	(674,583)

								$(3,683,156)

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residential Capital LLC 6.500% bond, due 04/17/13.
(2)	Payments are based on the notional amount.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Countrywide Home Loans Inc. 4.000% bond, due 03/22/11.
(4)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA.8 Index.

(5)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY.8 Index.

Currency type abbreviation:

USD United States Dollar

UBS Opportunistic High Yield Relationship Fund

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	4,000,000	09/20/08	—	(1)	6.6000	%(2)	$(245,843)
Goldman Sachs International	USD	1,000,000	09/20/08	—	(3)	6.0000	(2)	12,766
Goldman Sachs International	USD	1,000,000	09/20/08	—	(1)	5.0000	(2)	(75,077)
Goldman Sachs International	USD	800,000	09/20/08	—	(3)	6.0000	(2)	10,212
JPMorgan Chase Bank	USD	11,000,000	09/20/08	—	(1)	7.4000	(2)	(601,180)
JPMorgan Chase Bank	USD	1,850,000	09/20/08	—	(4)	3.0000	(2)	(6,079)

								$(905,201)

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residential Capital LLC 6.500% bond, due 04/17/13.
(2)	Payments are based on the notional amount.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Countrywide Home Loans Inc. 4.000% bond, due 03/22/11.
(4)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the KB Home 5.750% bond, due 02/01/14.

Currency type abbreviation:

USD United States Dollar

UBS U.S. Securitized Mortgage Relationship Fund

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	20,000,000	10/12/52	—	(1)	1.3400	%(2)	$(1,707,412)

(1)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX-NA-BBB-1 Index.

(2)	Payments are based on the notional amount.

Currency type abbreviation:

    USD United States Dollar

At September 30, 2007, UBS Opportunistic Emerging Markets Debt Relationship Fund had outstanding total return swap agreements with the following terms:

UBS Opportunistic Emerging Markets Debt Relationship Fund

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Unrealized appreciation
Morgan Stanley & Co.
(Upfront payments made by the Fund of $1,749,652)	KZT	219,992,500	02/08/08	$1,749,652	(1)	—	(2)	$132,316

(1)	Payment made on 02/26/07 to fully fund the swap agreement.
(2)	Payment from the counterparty is equal to the total return of the JSC Alliance Bank 9.000% bond, due 02/08/08.

Currency type abbreviation:

    KZT Kazakhstan Tenge

3. Option writing

Certain Funds may write (sell) put and call options on foreign or US securities indices in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

Written option activity for the nine months ended September 30, 2007 for UBS Absolute Return Investment Grade Bond Relationship Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at December 31, 2006	739	$52,944
Options written	8,466	936,145
Options terminated in closing purchase transactions	(1,288)	(88,894)
Options expired prior to exercise	(748)	(132,106)

Options outstanding at September 30, 2007	7,169	$768,089

Written option activity for the nine months ended September 30, 2007 for UBS Short Duration Relationship Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at December 31, 2006	1,159	$83,034
Options written	4,226	448,441
Options terminated in closing purchase transactions	(1,564)	(107,212)
Options expired prior to exercise	(666)	(86,285)

Options outstanding at September 30, 2007	3,155	$337,978

Written option activity for the nine months ended September 30, 2007 for UBS U.S. Bond Relationship Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at December 31, 2006	734	$58,480
Options written	2,055	203,259
Options terminated in closing purchase transactions	(871)	(70,824)
Options expired prior to exercise	(287)	(16,144)

Options outstanding at September 30, 2007	1,631	$174,771

4. Short sales

UBS U.S. Equity Alpha Relationship Fund (“Equity Alpha”) enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations. If Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Equity Alpha is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Equity Alpha designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions. Equity Alpha is charged a securities loan fee equal to 0.40% of short market value in connection with short sale transactions.

5. Transactions with affiliates

The Funds may invest in shares of certain affiliated investment companies also advised or managed by the Advisor. The Funds pay no management fees to these affiliated investment companies. These investments, including investments of cash collateral for securities loaned, represented 18.96% of UBS Global Securities Relationship Fund’s total net assets of September 30, 2007. Investments in affiliated investment companies for the nine months ended September 30, 2007 were as follows:

UBS Global Securities Relationship Fund

Affiliated investment companies	Value 12/31/06	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/07	% of net assets
UBS Emerging Markets Equity Relationship Fund	$129,156,543	$—	$67,000,000	$41,605,372	$(4,811,233)	$98,950,682	3.00%
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	—	4,500,000	—	—	236,070	4,736,070	0.14
UBS Small-Cap Equity Relationship Fund	83,961,743				5,650,818	89,612,561	2.71
UBS Corporate Bond Relationship Fund	53,858,371	42,250,000	6,500,000	485,049	1,575,582	91,669,002	2.78
UBS High Yield Relationship Fund	26,337,372	60,000,000	—	—	3,635,476	89,972,848	2.72
UBS U.S. Securitized Mortgage Relationship Fund	104,292,392	169,475,000	21,000,000	1,246,247	(2,633,809)	251,379,830	7.61

	$397,606,421	$276,225,000	$94,500,000	$43,336,668	$3,652,904	$626,320,993	18.96%

UBS International Equity Relationship Fund

Affiliated investment companies	Value 12/31/06	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 09/30/07	% of net assets
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	$—	$9,000,000	$7,952,473	$210,973	$66,021	$1,324,521	0.24%

The Funds may invest in shares of the UBS Supplementary Trust—U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Distributions received from Supplementary Trust are reflected as affiliated interest income in the Statements of Operations. Amounts relating to those investments at September 30, 2007 and for the nine months then ended were as follows:

Fund	Value 12/31/06	Purchases	Sales proceeds	Interest income	Value 09/30/07	% of net assets
UBS Global Securities Relationship Fund	$146,987,238	$553,709,603	$600,905,313	$3,031,296	$99,791,528	3.02%
UBS Emerging Markets Equity Relationship Fund	10,746,576	284,053,274	290,903,722	355,359	3,896,128	0.48
UBS International Equity Relationship Fund	7,368,914	69,752,311	74,904,528	171,800	2,216,697	0.40
UBS Small-Cap Equity Relationship Fund	28,460,460	143,808,540	147,749,657	1,023,975	24,519,343	4.35
UBS U.S. Large-Cap Equity Relationship Fund	14,538,298	50,594,860	54,827,656	384,057	10,305,502	2.04
UBS U.S. Large-Cap Value Equity Relationship Fund	2,968,928	16,969,627	16,181,718	161,214	3,756,837	3.08
UBS Corporate Bond Relationship Fund	2,824,548	145,850,542	129,470,514	276,683	19,204,576	3.17
UBS High Yield Relationship Fund	4,860,278	367,314,906	290,001,722	876,123	82,173,462	20.06
UBS Opportunistic High Yield Relationship Fund	9,029,678	116,097,829	114,318,061	402,493	10,809,446	6.79
UBS U.S. Bond Relationship Fund	900,629	32,983,599	28,860,232	117,393	5,023,996	5.79
UBS U.S. Cash Management Prime Relationship Fund	607,594,929	2,134,812,402	2,058,302,760	29,447,430	684,104,571	99.99
UBS U.S. Securitized Mortgage Relationship Fund	30,455,522	1,230,047,609	1,103,737,469	3,881,978	156,765,662	6.76

The Funds may invest in shares of the UBS U.S. Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income in the Statements of Operations. Amounts relating to those investments at September 30, 2007 and for the nine months then ended were as follows:

Fund	Value 12/31/06	Purchases	Sales proceeds	Interest income	Value 09/30/07	% of net assets
UBS Emerging Markets Equity Completion Relationship Fund	$631,566	$14,328,015	$14,450,810	$36,140	$508,771	0.48%
UBS U.S. Equity Alpha Relationship Fund	10,157,478	103,879,009	111,125,545	154,719	2,910,942	0.33
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	—	611,596	452,090	2,870	159,506	0.36
UBS U.S. Smaller Cap Equity Completion Relationship Fund	—	145,880	129,422	418	16,458	0.72
UBS U.S. Large-Cap Growth Equity Relationship Fund	952,254	35,871,183	35,004,774	110,067	1,818,663	0.42
UBS Absolute Return Investment Grade Bond Relationship Fund	2,640,230	321,104,391	253,575,582	2,444,369	70,169,039	20.46
UBS Opportunistic Emerging Markets Debt Relationship Fund	11,008,208	75,668,474	76,917,436	322,509	9,759,246	11.02
UBS Short Duration Relationship Fund	4,500,226	60,683,614	32,316,016	316,947	32,867,824	20.47
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	—	5,000,605	4,932,863	4,541	67,742	1.32

6. Securities lending

Each Fund may lend portfolio securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Global Securities Relationship Fund and UBS Small-Cap Equity Relationship Fund loaned securities to certain qualified broker-dealers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the Portfolios of Investments. In addition, the UBS Global Securities Relationship Fund received US Government Agency securities as collateral amounting to $81,411,676, which cannot be resold. The value of loaned securities and related collateral outstanding at September 30, 2007, were as follows:

Fund	Market value of securities loaned	Total collateral received from securities loaned	Market value of investments of cash collateral received
UBS Global Securities Relationship Fund	$159,674,976	$163,250,043	$81,838,367
UBS Small-Cap Equity Relationship Fund	493,320	522,000	522,000

For more information regarding the Fund’s other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2007.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: November 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: November 29, 2007